UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-22027

FundVantage Trust
(Exact name of registrant as specified in charter)

301 Bellevue Parkway Wilmington, DE 19809
(Address of principal executive offices) (Zip code)

Joel L. Weiss BNY Mellon Investment Servicing (US) Inc. 103 Bellevue Parkway Wilmington, DE 19809
(Name and address of agent for service)

Registrant’s telephone number, including area code:  302-791-1851

Date of fiscal year end:  September 30

Date of reporting period:  June 30, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments

June 30, 2015

(Unaudited)

LONG POSITIONS — 120.8%	Number
COMMON STOCKS — 120.8%	of Shares	Value
Automobiles & Components — 4.1%
Allison Transmission Holdings, Inc.†	785,042	$22,970,329
American Axle & Manufacturing Holdings, Inc.†(a)*	1,024,529	21,422,901
Cooper Tire & Rubber Co.†	611,828	20,698,141
Cooper-Standard Holding, Inc.(a)*	15,918	978,479
Dana Holding Corp.†	395,006	8,129,223
Gentex Corp.†	394,354	6,475,293
Goodyear Tire & Rubber Co. (The)†	873,346	26,331,382
Johnson Controls, Inc.†	18,691	925,765
Magna International, Inc. (Canada)	291,737	16,363,528
Thor Industries, Inc.†(a)	179,492	10,101,810
Tower International, Inc.†*	33,194	864,704

		135,261,555

Capital Goods — 20.4%
AAON, Inc.†	53,733	1,210,067
Actuant Corp., Class A†	240,271	5,547,857
Aegion Corp.†*	184,408	3,492,688
American Woodmark Corp.†(a)*	102,274	5,609,729
Apogee Enterprises, Inc.	28,996	1,526,349
Astec Industries, Inc.(a)	1,069	44,706
Astronics Corp.†(a)*	97,039	6,879,095
AZZ, Inc.†	97,959	5,074,276
Babcock & Wilcox Co. (The)†*	377,791	12,391,545
Barnes Group, Inc.†	151,141	5,892,988
Blount International, Inc.†*	111,444	1,216,968
Boeing Co. (The)	27,473	3,811,055
Brady Corp., Class A†(a)	80,095	1,981,550
Caterpillar, Inc.†	71,484	6,063,273
Chicago Bridge & Iron Co. NV (Netherlands)(a)	224,130	11,215,465
CLARCOR, Inc.	2,824	175,766
Colfax Corp.(a)*	67,937	3,135,293
Comfort Systems USA, Inc.(a)	35,130	806,234
Continental Building Products, Inc.†*	318,926	6,758,042
Crane Co.†	352,924	20,727,227
Cubic Corp.†	118,827	5,653,789
Cummins, Inc.†	99,676	13,076,494
Curtiss-Wright Corp.†(a)	238,067	17,245,574
DigitalGlobe, Inc.*	25	695
Dover Corp.†	180,235	12,648,892
Dycom Industries, Inc.*	12,570	739,744
EMCOR Group, Inc.†	277,688	13,265,156
ESCO Technologies, Inc.†	8,062	301,599
Federal Signal Corp.†	331,270	4,939,236
Fluor Corp.†	217,111	11,509,054

	Number
	of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
General Cable Corp.†(a)	573,801	$11,321,094
General Dynamics Corp.†	114,123	16,170,088
Granite Construction, Inc.†	160,193	5,688,453
HD Supply Holdings, Inc.*	38,772	1,363,999
Heico Corp.(a)	39,584	2,307,747
Huntington Ingalls Industries, Inc.†	255,039	28,714,841
Hyster-Yale Materials Handling, Inc.†(a)	39,161	2,713,074
II-VI, Inc.(a)*	182,145	3,457,112
Illinois Tool Works, Inc.†	67,011	6,150,940
Jacobs Engineering Group, Inc.(a)*	299,471	12,164,512
John Bean Technologies Corp.	88,683	3,333,594
Kaman Corp.†(a)	95,964	4,024,730
Kennametal, Inc.†	699,786	23,876,698
Keysight Technologies, Inc.†*	243,752	7,602,625
L-3 Communications Holdings, Inc.†	92,194	10,452,956
Lincoln Electric Holdings, Inc.†(a)	338,717	20,624,478
Lockheed Martin Corp.†	34,698	6,450,358
Manitowoc Co., Inc. (The)(a)	370,992	7,271,443
Meritor, Inc.*	1,082,455	14,201,810
Moog, Inc., Class A†*	161,664	11,426,412
MRC Global, Inc.†*	779,941	12,042,289
MSA Safety, Inc.†	35,860	1,739,569
Mueller Industries, Inc.†(a)	124,829	4,334,063
Mueller Water Products, Inc., Class A	106,317	967,485
PACCAR, Inc.(a)	263,885	16,838,502
Parker-Hannifin Corp.†(a)	192,443	22,386,894
Precision Castparts Corp.	7,729	1,544,795
Rockwell Automation, Inc.(a)	238,639	29,743,965
Simpson Manufacturing Co., Inc.(a)	80,714	2,744,276
Snap-on, Inc.	26,657	4,245,127
Spirit AeroSystems Holdings, Inc.,
Class A†*	515,617	28,415,653
SPX Corp.†	81,421	5,894,066
Stanley Black & Decker, Inc.†	200,074	21,055,788
Sun Hydraulics Corp.†(a)	75,478	2,876,467
Textron, Inc.†	674,834	30,117,841
Thermon Group Holdings, Inc.(a)*	42,483	1,022,566
TriMas Corp.†*	36,449	1,078,890
Triumph Group, Inc.(a)	405,875	26,783,691
United Rentals, Inc.(a)*	151,125	13,241,572
United Technologies Corp.†	99,598	11,048,406
Valmont Industries, Inc.(a)	89,911	10,687,721
Wabash National Corp.(a)*	1,072,253	13,446,053

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Continued)

June 30, 2015

(Unaudited)

	Number
	of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Wabtec Corp.	133,951	$12,623,542
Watts Water Technologies, Inc., Class A†	126,519	6,560,010
WESCO International, Inc.(a)*	169,571	11,639,353

		675,335,954

Commercial & Professional Services — 4.6%
ACCO Brands Corp.*	816,759	6,346,217
Cintas Corp.†(a)	189,419	16,022,953
Copart, Inc.†*	40,879	1,450,387
Deluxe Corp.†(a)	50,076	3,104,712
Exponent, Inc.†(a)	30,395	1,361,088
FTI Consulting, Inc.†*	206,967	8,535,319
G&K Services, Inc., Class A(a)	25,141	1,738,249
Herman Miller, Inc.	3,200	92,576
Insperity, Inc.†(a)	118,142	6,013,428
Interface, Inc.†	240,785	6,031,664
Korn/Ferry International†(a)	87,875	3,055,414
Manpowergroup, Inc.†	56,927	5,088,135
Multi-Color Corp.†(a)	84,381	5,390,258
Pitney Bowes, Inc.†(a)	1,273,053	26,492,233
Progressive Waste Solutions Ltd. (Canada)(a)	14,990	402,482
Quad/Graphics, Inc.	162,511	3,008,079
Ritchie Bros Auctioneers, Inc. (Canada)†	55,230	1,542,022
Robert Half International, Inc.†	12,391	687,700
RPX Corp.†*	276,764	4,677,312
RR Donnelley & Sons Co.	845,859	14,743,322
ServiceMaster Global Holdings, Inc.†*	72,149	2,609,629
Towers Watson & Co., Class A†	124,365	15,645,117
UniFirst Corp.†	75,587	8,454,406
West Corp.†	271,298	8,166,070

		150,658,772

Consumer Durables & Apparel — 5.8%
Carter’s, Inc.†	224,567	23,871,472
Coach, Inc.	566,877	19,619,613
Fossil Group, Inc.†(a)*	301,549	20,915,439
Harman International Industries, Inc.†	47,875	5,694,252
Hasbro, Inc.(a)	165,970	12,412,896
Helen Of Troy Ltd. (Bermuda)†*	123,955	12,084,373
iRobot Corp.(a)*	5,266	167,880
lululemon athletica, Inc.(a)*	4,985	325,520
Mattel, Inc.(a)	582,149	14,955,408

	Number
	of Shares	Value
COMMON STOCKS — (Continued)
Consumer Durables & Apparel — (Continued)
Michael Kors Holdings Ltd. (British Virgin Islands)†*	576,915	$24,282,352
NVR, Inc.(a)*	3,003	4,024,020
Oxford Industries, Inc.	54,383	4,755,793
PVH Corp.†	104,240	12,008,448
Ralph Lauren Corp.	935	123,757
Tumi Holdings, Inc.†(a)*	278,294	5,710,593
Tupperware Brands Corp.(a)	160,847	10,381,065
Universal Electronics, Inc.†*	25,878	1,289,760
VF Corp.	44,629	3,112,426
Wolverine World Wide, Inc.(a)	529,835	15,089,701

		190,824,768

Consumer Services — 3.0%
Apollo Education Group, Inc.†*	137,638	1,772,777
Bob Evans Farms, Inc.(a)	78,756	4,020,494
Boyd Gaming Corp.(a)*	814,677	12,179,421
Capella Education Co.†(a)	57,646	3,093,861
Cracker Barrel Old Country Store, Inc.(a)	20	2,983
Darden Restaurants, Inc.	205,938	14,638,073
DeVry Education Group, Inc.	17,974	538,861
DineEquity, Inc.†	75,739	7,504,977
Hillenbrand, Inc.†(a)	242,658	7,449,601
Hyatt Hotels Corp., Class A†(a)*	119,196	6,757,221
Interval Leisure Group, Inc.†(a)	176,449	4,031,860
Jack in the Box, Inc.†	88,079	7,765,045
La Quinta Holdings, Inc.*	33,996	776,809
Pinnacle Entertainment, Inc.†(a)*	91,796	3,422,155
Sabre Corp.(a)	285,711	6,799,922
Speedway Motorsports, Inc.(a)	44,711	1,012,704
Strayer Education, Inc.(a)*	12,651	545,258
Vail Resorts, Inc.	52,002	5,678,618
Wyndham Worldwide Corp.	121,729	9,970,822

		97,961,462

Food & Staples Retailing — 2.4%
Fresh Market, Inc. (The)(a)*	596,003	19,155,536
Ingles Markets, Inc., Class A	118,843	5,677,130
Rite Aid Corp.†*	1,118,220	9,337,137
SpartanNash Co.†	111,597	3,631,366
SUPERVALU, Inc.†*	1,741,814	14,091,275
Sysco Corp.†	230,198	8,310,148
Wal-Mart Stores, Inc.†	121,363	8,608,278
Weis Markets, Inc.(a)	14,858	626,265

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Continued)

June 30, 2015

(Unaudited)

	Number
	of Shares	Value
COMMON STOCKS — (Continued)
Food & Staples Retailing — (Continued)
Whole Foods Market, Inc.(a)	231,558	$9,132,648

		78,569,783

Food, Beverage & Tobacco — 8.8%
Altria Group, Inc.†	320,811	15,690,866
Archer-Daniels-Midland Co.†	133,667	6,445,423
B&G Foods, Inc.(a)	319,018	9,101,584
Bunge, Ltd. (Bermuda)†	419,476	36,829,993
Campbell Soup Co.(a)	218,297	10,401,852
Coca-Cola Co. (The)†	9,310	365,231
Coca-Cola Enterprises, Inc.†	301,342	13,090,296
ConAgra Foods, Inc.†	404,766	17,696,369
Dean Foods Co.†	921,558	14,901,593
Dr Pepper Snapple Group, Inc.†	229,027	16,696,068
Flowers Foods, Inc.†(a)	768,230	16,248,064
Hershey Co. (The)†(a)	126,345	11,223,226
Hormel Foods Corp.†	444,992	25,084,199
Mead Johnson Nutrition Co.†	81,375	7,341,652
Monster Beverage Corp.†*	55,852	7,485,285
National Beverage Corp.(a)*	29,414	661,521
Philip Morris International, Inc.	63,842	5,118,213
Pilgrim’s Pride Corp.(a)	1,590,442	36,532,453
Reynolds American, Inc.†	23,106	1,725,108
Sanderson Farms, Inc.(a)	401,036	30,141,866
Tootsie Roll Industries, Inc.(a)	40,633	1,312,852
Universal Corp.(a)	82,320	4,718,582
Vector Group, Ltd.(a)	133,250	3,126,045

		291,938,341

Health Care Equipment & Services — 6.0%
Abaxis, Inc.(a)	61,767	3,179,765
Abbott Laboratories†	468,604	22,999,084
Abiomed, Inc.(a)*	6,852	450,382
Amedisys, Inc.†(a)*	188,305	7,481,358
Anika Therapeutics, Inc.†*	95,748	3,162,556
Cardinal Health, Inc.	42,742	3,575,368
Computer Programs & Systems, Inc.(a)	20,948	1,119,042
Cyberonics, Inc.†(a)*	124,476	7,401,343
DENTSPLY International, Inc.†	61,897	3,190,790
Globus Medical, Inc., Class A†(a)*	129,814	3,332,325
Greatbatch, Inc.†*	21,275	1,147,148
Halyard Health, Inc.(a)*	170,013	6,885,526
ICU Medical, Inc.†(a)*	109,295	10,455,160
Kindred Healthcare, Inc.†	50,486	1,024,361

	Number
	of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
Laboratory Corp. of America Holdings†(a)*	27,180	$3,294,760
LifePoint Health, Inc.†(a)*	169,291	14,719,852
McKesson Corp.†	99,167	22,293,733
Meridian Bioscience, Inc.	104,070	1,939,865
Natus Medical, Inc.†*	177,982	7,574,914
Omnicare, Inc.(a)	303,886	28,641,256
Omnicell, Inc.*	1,350	50,908
Patterson Cos., Inc.	9,351	454,926
PharMerica Corp.†*	222,274	7,401,724
Quality Systems, Inc.†(a)	380,059	6,297,578
Quest Diagnostics, Inc.†(a)	115,313	8,362,499
STERIS Corp.(a)	207,205	13,352,290
Teleflex, Inc.(a)	63,915	8,657,287

		198,445,800

Household & Personal Products — 2.7%
Avon Products, Inc.†(a)	2,812,679	17,607,371
Church & Dwight Co., Inc.†	116,531	9,454,160
Clorox Co. (The)†	93,784	9,755,412
Energizer Holdings, Inc.†*	173,341	22,803,009
Estee Lauder Cos., Inc. (The), Class A†	170,620	14,785,929
Inter Parfums, Inc.†	46,168	1,566,480
Kimberly-Clark Corp.†	102,184	10,828,438
Procter & Gamble Co. (The)†	4,064	317,967
Revlon, Inc., Class A†*	29,124	1,069,142

		88,187,908

Media — 4.5%
Cinemark Holdings, Inc.†	23,253	934,073
Clear Channel Outdoor Holdings, Inc., Class A†	3,732	37,805
Communications Sales & Leasing, Inc.	—	5
Crown Media Holdings, Inc., Class A(a)*	2,539	11,476
Gannett Co., Inc.*	27,974	897,126
Gray Television, Inc.(a)*	28,458	446,221
Interpublic Group of Cos, Inc. (The)†	1,224,903	23,603,881
John Wiley & Sons, Inc., Class A	21,589	1,173,794
Loral Space & Communications, Inc.†*	18,842	1,189,307
Madison Square Garden, Inc., Class A†*	187,904	15,688,105
Meredith Corp.(a)	74,665	3,893,780

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Continued)

June 30, 2015

(Unaudited)

	Number
	of Shares	Value
COMMON STOCKS — (Continued)
Media — (Continued)
National CineMedia, Inc.	268,502	$4,285,292
New York Times Co. (The), Class A(a)	370,987	5,063,973
News Corp., Class A*	118,644	1,731,016
Nexstar Broadcasting Group, Inc., Class A(a)	225,447	12,625,032
Omnicom Group, Inc.†(a)	303,112	21,063,253
Orbital ATK, Inc.†	257,034	18,856,014
Scholastic Corp.(a)	163,727	7,225,272
Scripps Networks Interactive, Inc., Class A(a)	22,513	1,471,675
TEGNA, Inc.	33,774	1,083,132
Time, Inc.(a)	234,071	5,385,974
Tribune Media Co., Class A†(a)	399,430	21,325,568

		147,991,774

Pharmaceuticals, Biotechnology & Life Sciences — 9.8%
Agilent Technologies, Inc.†	75,406	2,909,163
AMAG Pharmaceuticals, Inc.(a)*	245,563	16,958,581
Amgen, Inc.†	186,029	28,559,172
Bio-Rad Laboratories, Inc.†*	24,333	3,664,793
Bruker Corp.†(a)*	85,696	1,749,055
Cambrex Corp.†*	111,186	4,885,513
Depomed, Inc.†(a)*	470,297	10,092,574
Enanta Pharmaceuticals, Inc.(a)*	16,263	731,672
Gilead Sciences, Inc.†	391,878	45,881,076
Lannett Co., Inc.(a)*	702,519	41,757,729
Macrogenics, Inc.(a)*	9,460	359,196
Mallinckrodt PLC (Ireland)†*	116,982	13,771,121
Medivation, Inc.*	125,598	14,343,292
Nektar Therapeutics(a)*	704,040	8,807,540
NewLink Genetics Corp.(a)*	628,919	27,842,244
PAREXEL International Corp.†(a)*	402,979	25,915,580
PDL BioPharma, Inc.†(a)	3,430,932	22,060,893
Pfizer, Inc.†	375,942	12,605,335
Phibro Animal Health Corp., Class A†(a)	134,587	5,240,818
Prestige Brands Holdings, Inc.(a)*	128,018	5,919,552
Quintiles Transnational Holdings, Inc.†*	159,055	11,548,984
Sucampo Pharmaceuticals, Inc., Class A(a)*	146,935	2,414,142
United Therapeutics Corp.†*	84,323	14,667,986
Waters Corp.*	22,645	2,907,165

		325,593,176

	Number
	of Shares	Value
COMMON STOCKS — (Continued)
Retailing — 14.5%
American Eagle Outfitters, Inc.(a)	965,597	$16,627,580
Asbury Automotive Group, Inc.†*	170,343	15,436,483
Ascena Retail Group, Inc.*	285,736	4,758,933
Barnes & Noble, Inc.(a)*	287,374	7,460,229
Bed Bath & Beyond, Inc.*	165,662	11,427,365
Best Buy Co., Inc.†(a)	291,416	9,503,076
Big Lots, Inc.(a)	498,604	22,432,194
Buckle, Inc. (The)(a)	191,011	8,742,573
Burlington Stores, Inc.†*	21,922	1,122,406
Caleres, Inc.†	185,229	5,886,578
Cato Corp. (The), Class A†(a)	183,412	7,109,049
Chico’s FAS, Inc.	910,852	15,147,469
Children’s Place, Inc. (The)(a)	195,049	12,758,155
Core-Mark Holding Co., Inc.†	67,236	3,983,733
Dick’s Sporting Goods, Inc.†	232,284	12,025,343
Dillard’s, Inc., Class A†(a)	107,712	11,330,225
Dollar General Corp.†	64,544	5,017,651
Dollar Tree, Inc.†(a)*	154,253	12,184,445
DSW, Inc., Class A†	106,841	3,565,284
Express, Inc.†*	450,488	8,158,338
Five Below, Inc.(a)*	11,701	462,541
Foot Locker, Inc.†(a)	146,021	9,784,867
GameStop Corp., Class A(a)	197,631	8,490,228
Gap, Inc. (The)(a)	403,778	15,412,206
Genesco, Inc.†(a)*	128,522	8,486,308
Genuine Parts Co.†	79,177	7,088,717
GNC Holdings, Inc., Class A†(a)	71,303	3,171,557
Guess?, Inc.(a)	1,117,982	21,431,715
Hibbett Sports, Inc.(a)*	320,550	14,931,219
Home Depot, Inc. (The)†	79,933	8,882,954
Kohl’s Corp.(a)	172,202	10,781,567
L Brands, Inc.†	144,775	12,411,561
Lands’ End, Inc.(a)*	307,415	7,633,114
Liberty Interactive Corp., Class A†*	30,452	845,043
Lowe’s Cos., Inc.†	235,628	15,780,007
Macy’s, Inc.†	291,633	19,676,478
Michaels Cos., Inc. (The)†(a)*	177,702	4,781,961
Murphy USA, Inc.†*	294,954	16,464,332
Office Depot, Inc.†*	1,072,574	9,288,491
Outerwall, Inc.(a)	318,215	24,219,344
Penske Automotive Group, Inc.(a)	13	677
RetailMeNot, Inc.(a)*	112,549	2,006,749
Ross Stores, Inc.†	212,359	10,322,771
Sally Beauty Holdings, Inc.†*	383,643	12,115,446

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Continued)

June 30, 2015

(Unaudited)

	Number
	of Shares	Value
COMMON STOCKS — (Continued)
Retailing — (Continued)
Select Comfort Corp.(a)*	98,760	$2,969,713
Sonic Automotive, Inc., Class A(a)	13,885	330,880
Target Corp.†(a)	265,577	21,679,050
TJX Cos., Inc. (The)†	146,157	9,671,209
Zumiez, Inc.†(a)*	259,559	6,912,056

		480,709,870

Semiconductors & Semiconductor Equipment — 6.5%
Advanced Energy Industries, Inc.†*	306,481	8,425,163
Cabot Microelectronics Corp.†(a)*	155,936	7,346,145
Cirrus Logic, Inc.*	365,585	12,440,858
Diodes, Inc.†*	33,587	809,783
Fairchild Semiconductor International, Inc.(a)*	738,318	12,831,967
Integrated Device Technology, Inc.†*	1,335,806	28,986,990
Intel Corp.†	452,018	13,748,127
Linear Technology Corp.	238,853	10,564,468
Micron Technology, Inc.†(a)*	1,321,521	24,897,456
MKS Instruments, Inc.†(a)	135,056	5,124,025
NVIDIA Corp.	124,973	2,513,207
OmniVision Technologies, Inc.†*	459,403	12,034,062
Skyworks Solutions, Inc.†	69,384	7,222,874
Teradyne, Inc.(a)	1,569,424	30,274,189
Tessera Technologies, Inc.†	460,700	17,497,386
Texas Instruments, Inc.†	398,502	20,526,838

		215,243,538

Software & Services — 12.3%
Accenture PLC, Class A (Ireland)†	5,948	575,647
Activision Blizzard, Inc.†	814,438	19,717,544
Alliance Data Systems Corp.†*	37,119	10,836,522
Amdocs, Ltd. (Channel Islands)†(a)	87,640	4,784,268
Aspen Technology, Inc.†(a)*	350,049	15,944,732
Automatic Data Processing, Inc.†	201,721	16,184,076
AVG Technologies NV (Netherlands)†*	88,766	2,415,323
Booz Allen Hamilton Holding Corp.†	405,625	10,237,975
Broadridge Financial Solutions, Inc.†	192,355	9,619,674
CA, Inc.†	892,475	26,140,593
CACI International, Inc., Class A†*	5,089	411,649
CGI Group, Inc., Class A (Canada)†*	289,089	11,297,598
Computer Sciences Corp.†	386,476	25,368,285
CSG Systems International, Inc.(a)	153,886	4,872,031
DST Systems, Inc.†	173,494	21,856,774
Electronic Arts, Inc.†*	415,264	27,615,056

	Number
	of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
Endurance International Group Holdings, Inc.(a)*	301,082	$6,220,354
Euronet Worldwide, Inc.†(a)*	32,392	1,998,586
International Business Machines Corp.†	54,560	8,874,730
Jack Henry & Associates, Inc.†(a)	86,323	5,585,098
Leidos Holdings, Inc.†	142,804	5,764,997
MAXIMUS, Inc.†(a)	92,280	6,065,564
Mentor Graphics Corp.	167,981	4,439,738
Microsoft Corp.†	384,321	16,967,772
MicroStrategy, Inc., Class A†(a)*	61,420	10,446,314
NetScout Systems, Inc.(a)*	267,259	9,800,388
NeuStar, Inc., Class A(a)*	794,253	23,200,130
NIC, Inc.†(a)	147,692	2,699,810
Open Text Corp. (Canada)(a)	130,143	5,274,696
Oracle Corp.†	162,898	6,564,789
Science Applications International Corp.†	270,550	14,298,568
Sykes Enterprises, Inc.†(a)*	27,719	672,186
TiVo, Inc.†(a)*	943,121	9,563,247
VASCO Data Security International, Inc.(a)*	289,230	8,731,854
VeriSign, Inc.(a)*	172,488	10,645,959
Virtusa Corp.†(a)*	29,172	1,499,441
WebMD Health Corp.*	310,467	13,747,479
Western Union Co. (The)(a)	1,196,907	24,333,119

		405,272,566

Technology Hardware & Equipment — 10.9%
ADTRAN, Inc.†	193,007	3,136,364
Anixter International, Inc.†*	149,519	9,741,163
Apple, Inc.†	153,977	19,312,565
Arrow Electronics, Inc.†*	43,117	2,405,929
AVX Corp.†(a)	171,803	2,312,468
Blackberry, Ltd. (Canada)(a)*	493,364	4,035,717
Brocade Communications Systems, Inc.†	2,148,990	25,530,001
CDW Corp.†	292,180	10,015,930
Celestica, Inc. (Canada)(a)*	356,160	4,145,702
Ciena Corp.(a)*	55,792	1,321,155
Coherent, Inc.†*	123,266	7,824,926
CommScope Holding Co., Inc.†*	480,998	14,675,249
Harris Corp.†	180,591	13,889,233
Hewlett-Packard Co.†	815,331	24,468,083
Ingram Micro, Inc., Class A*	8,486	212,405

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Continued)

June 30, 2015

(Unaudited)

	Number
	of Shares	Value
COMMON STOCKS — (Continued)
Technology Hardware & Equipment — (Continued)
InterDigital, Inc.†(a)	446,448	$25,398,427
InvenSense, Inc.(a)*	487,506	7,361,341
Lexmark International, Inc., Class A(a)	133,692	5,909,186
Littelfuse, Inc.†	55,374	5,254,439
Methode Electronics, Inc.†	376,860	10,344,807
Mitel Networks Corp. (Canada)*	44,005	388,564
Motorola Solutions, Inc.†	413,571	23,714,161
NCR Corp.†*	819,523	24,667,642
NetApp, Inc.	187,786	5,926,526
OSI Systems, Inc.†(a)*	43,366	3,069,879
Polycom, Inc.†*	1,234,344	14,120,895
QUALCOMM, Inc.†	325,611	20,393,017
Rogers Corp.†*	5,401	357,222
SanDisk Corp.(a)	160,262	9,330,454
Sanmina Corp.†*	410,799	8,281,708
Seagate Technology PLC (Ireland)(a)	70,717	3,359,058
Tech Data Corp.(a)*	63,920	3,679,235
TTM Technologies, Inc.(a)*	322,337	3,220,147
Ubiquiti Networks, Inc.(a)	110,421	3,524,086
Vishay Intertechnology, Inc.(a)	1,111,694	12,984,586
Western Digital Corp.†	271,630	21,301,225
Zebra Technologies Corp., Class A†*	45,312	5,031,898

		360,645,393

Telecommunication Services — 0.9%
BCE, Inc. (Canada)(a)	7,287	309,698
CenturyLink, Inc.†	226,080	6,642,230
Shenandoah Telecommunications Co.	26,761	916,029
Verizon Communications, Inc.†(a)	475,051	22,142,127

		30,010,084

Transportation — 3.6%
American Airlines Group, Inc.†	134,013	5,351,809
ArcBest Corp.†	300,044	9,541,399
Atlas Air Worldwide Holdings, Inc.†(a)*	122,273	6,720,124
Canadian Pacific Railway, Ltd. (Canada)	25,957	4,159,090
Con-way, Inc.†	155,491	5,966,190
Delta Air Lines, Inc.†	534,045	21,938,569
Expeditors International of Washington, Inc.†	1,684	77,641
Hawaiian Holdings, Inc.(a)*	586,781	13,936,049
Heartland Express, Inc.(a)	136,471	2,760,808
JetBlue Airways Corp.(a)*	315,689	6,553,704

	Number
	of Shares	Value
COMMON STOCKS — (Continued)
Transportation — (Continued)
Matson, Inc.†	224,075	$9,420,113
Southwest Airlines Co.†	863,832	28,584,201
United Continental Holdings, Inc.†*	83,387	4,420,345

		119,430,042

TOTAL COMMON STOCKS (Cost $3,825,269,429)		3,992,080,786

TOTAL LONG POSITIONS - 120.8%		3,992,080,786

(Cost $3,825,269,429)**

SHORT POSITIONS — (60.5%)
COMMON STOCKS — (60.5)%
Automobiles & Components — (1.3)%
BorgWarner, Inc.	(173,259)	(9,848,042)
Drew Industries, Inc.	(41,472)	(2,406,205)
Federal-Mogul Holdings Corp.*	(181,829)	(2,063,759)
Lear Corp.	(131,456)	(14,757,251)
Standard Motor Products, Inc.	(47,559)	(1,670,272)
Superior Industries International, Inc.	(4,395)	(80,472)
Tesla Motors, Inc.*	(50,901)	(13,654,702)

		(44,480,703)

Capital Goods — (8.7)%
AAR Corp.	(323,108)	(10,297,452)
Acuity Brands, Inc.	(24,796)	(4,462,784)
Advanced Drainage Systems, Inc.	(83,262)	(2,442,074)
AECOM*	(292,359)	(9,671,236)
Alamo Group, Inc.	(1,077)	(58,847)
Allegion PLC (Ireland)	(13,785)	(829,030)
AO Smith Corp.	(60,174)	(4,331,325)
Armstrong World Industries, Inc.*	(20,660)	(1,100,765)
Beacon Roofing Supply, Inc.*	(28,155)	(935,309)
Briggs & Stratton Corp.	(278,911)	(5,371,826)
Builders FirstSource, Inc.*	(404,425)	(5,192,817)
CAE, Inc. (Canada)	(22,817)	(272,207)
Chart Industries, Inc.*	(90,152)	(3,222,934)
Circor International, Inc.	(8,166)	(445,292)
Donaldson Co., Inc.	(225,424)	(8,070,179)
Encore Wire Corp.	(30,832)	(1,365,549)
EnerSys	(934)	(65,651)
EnPro Industries, Inc.	(91,062)	(5,210,568)
Esterline Technologies Corp.*	(77,183)	(7,358,627)
Flowserve Corp.	(31,705)	(1,669,585)
Franklin Electric Co., Inc.	(18,077)	(584,429)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Continued)

June 30, 2015

(Unaudited)

	Number
	of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Graco, Inc.	(68,038)	$(4,832,739)
Griffon Corp.	(58,409)	(929,871)
Harsco Corp.	(141,934)	(2,341,911)
Hexcel Corp.	(47,278)	(2,351,608)
IDEX Corp.	(26,469)	(2,079,934)
Ingersoll-Rand PLC (Ireland)	(173,078)	(11,668,919)
ITT Corp.	(4,509)	(188,657)
Joy Global, Inc.	(204,630)	(7,407,606)
KBR, Inc.	(350,805)	(6,833,681)
Lennox International, Inc.	(121,284)	(13,061,074)
Lindsay Corp.	(8,214)	(722,093)
MasTec, Inc.*	(615,926)	(12,238,450)
MSC Industrial Direct Co., Inc., Class A	(70,416)	(4,912,924)
NCI Building Systems, Inc.*	(97,605)	(1,470,907)
Nordson Corp.	(9,238)	(719,548)
Nortek, Inc.*	(15,891)	(1,321,019)
NOW, Inc.*	(44,457)	(885,139)
Oshkosh Corp.	(158,053)	(6,698,286)
Ply Gem Holdings, Inc.*	(137,112)	(1,616,550)
Polypore International, Inc.*	(215,097)	(12,880,008)
Power Solutions International, Inc.*	(29,414)	(1,588,944)
Primoris Services Corp.	(330,952)	(6,552,850)
Raven Industries, Inc.	(179,330)	(3,645,779)
Regal Beloit Corp.	(196,648)	(14,274,678)
Rush Enterprises, Inc., Class A*	(189,004)	(4,953,795)
Sensata Technologies Holding NV (Netherlands)*	(276,893)	(14,603,337)
SolarCity Corp.*	(275,255)	(14,739,905)
Standex International Corp.	(30,968)	(2,475,272)
TASER International, Inc.*	(91,932)	(3,062,255)
Teledyne Technologies, Inc.*	(4,291)	(452,743)
Terex Corp.	(268,285)	(6,237,626)
Textainer Group Holdings Ltd. (Bermuda)	(166,256)	(4,324,319)
Toro Co. (The)	(80,693)	(5,469,372)
TransDigm Group, Inc.*	(40,380)	(9,072,175)
Trex Co., Inc.*	(42,314)	(2,091,581)
Tutor Perini Corp.*	(138,453)	(2,987,816)
Universal Forest Products, Inc.	(75,027)	(3,903,655)
Watsco, Inc.	(68,004)	(8,414,815)
Woodward, Inc.	(208,893)	(11,487,026)

		(288,457,353)

	Number
	of Shares	Value
COMMON STOCKS — (Continued)
Commercial & Professional Services — (2.3)%
ABM Industries, Inc.	(48,436)	$(1,592,091)
Advisory Board Co. (The)*	(270,530)	(14,789,875)
Clean Harbors, Inc.*	(86,418)	(4,644,103)
Covanta Holding Corp.	(283,005)	(5,996,876)
Healthcare Services Group, Inc.	(63,368)	(2,094,312)
HNI Corp.	(150,460)	(7,696,029)
Huron Consulting Group, Inc.*	(166,525)	(11,671,737)
ICF International, Inc.*	(11,190)	(390,083)
KAR Auction Services, Inc.	(30,240)	(1,130,976)
Kelly Services, Inc., Class A	(1,700)	(26,095)
Knoll, Inc.	(317,716)	(7,952,431)
Rollins, Inc.	(92,729)	(2,645,558)
Stantec, Inc. (Canada)	(15,168)	(443,361)
Steelcase, Inc., Class A	(19,405)	(366,949)
Tetra Tech, Inc.	(93,748)	(2,403,699)
TrueBlue, Inc.*	(100,687)	(3,010,541)
US Ecology, Inc.	(138,452)	(6,745,381)
WageWorks, Inc.*	(40,924)	(1,655,376)

		(75,255,473)

Consumer Durables & Apparel — (5.2)%
Brunswick Corp.	(3,855)	(196,065)
Crocs, Inc.*	(883,915)	(13,002,390)
Essendant, Inc.	(40,294)	(1,581,540)
Gildan Activewear, Inc. (Canada)	(439,181)	(14,598,376)
Hanesbrands, Inc.	(275,821)	(9,190,356)
KB Home	(552,249)	(9,167,333)
La-Z-Boy, Inc.	(170,589)	(4,493,314)
Libbey, Inc.	(86,929)	(3,592,776)
Meritage Homes Corp.*	(249,121)	(11,731,108)
Newell Rubbermaid, Inc.	(143,397)	(5,895,051)
Polaris Industries, Inc.	(14,744)	(2,183,734)
PulteGroup, Inc.	(535,471)	(10,789,741)
Ryland Group, Inc. (The)	(247,151)	(11,460,392)
Skechers U.S.A., Inc., Class A*	(94,057)	(10,326,518)
Smith & Wesson Holding Corp.*	(476,676)	(7,908,055)
Standard Pacific Corp.*	(1,541,168)	(13,731,807)
Toll Brothers, Inc.*	(100,498)	(3,838,019)
TRI Pointe Group, Inc.*	(387,766)	(5,932,820)
Under Armour, Inc., Class A*	(161,991)	(13,516,529)
Whirlpool Corp.	(68,559)	(11,864,135)
William Lyon Homes, Class A*	(275,473)	(7,071,392)

		(172,071,451)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Continued)

June 30, 2015

(Unaudited)

	Number
	of Shares	Value
COMMON STOCKS — (Continued)
Consumer Services — (3.5)%
2U, Inc.*	(255,017)	$(8,208,997)
Bright Horizons Family Solutions, Inc.*	(543)	(31,385)
Churchill Downs, Inc.	(9,147)	(1,143,832)
ClubCorp Holdings, Inc.	(408,411)	(9,752,855)
Fiesta Restaurant Group, Inc.*	(154,058)	(7,702,900)
Graham Holdings Co., Class B	(3,361)	(3,613,243)
Grand Canyon Education, Inc.*	(678)	(28,747)
International Speedway Corp., Class A	(124,139)	(4,552,177)
LifeLock, Inc.*	(234,247)	(3,841,651)
Matthews International Corp., Class A	(11,105)	(590,120)
MGM Resorts International*	(592,388)	(10,811,081)
Norwegian Cruise Line Holdings Ltd. (Bermuda)*	(153,259)	(8,588,634)
Penn National Gaming, Inc.*	(544,559)	(9,992,658)
Royal Caribbean Cruises, Ltd. (Liberia)	(181,095)	(14,250,366)
Six Flags Entertainment Corp.	(117,124)	(5,253,011)
Texas Roadhouse, Inc.	(28,410)	(1,063,386)
Wendy’s Co. (The)	(638,529)	(7,202,607)
Wynn Resorts Ltd.	(148,809)	(14,682,984)
Yum! Brands, Inc.	(52,536)	(4,732,443)

		(116,043,077)

Food & Staples Retailing — (0.8)%
PriceSmart, Inc.	(139,317)	(12,711,283)
Smart & Final Stores, Inc.*	(277,191)	(4,953,403)
United Natural Foods, Inc.*	(118,793)	(7,564,738)

		(25,229,424)

Food, Beverage & Tobacco — (1.9)%
Calavo Growers, Inc.	(41,987)	(2,180,385)
Coca-Cola Bottling Co. Consolidated	(21,572)	(3,258,882)
Cott Corp. (Canada)	(552,561)	(5,404,047)
Darling Ingredients, Inc.*	(282,902)	(4,147,343)
Fresh Del Monte Produce, Inc. (Cayman Islands)	(26,218)	(1,013,588)
Ingredion, Inc.	(89,504)	(7,143,314)
J&J Snack Foods Corp.	(11,641)	(1,288,309)
JM Smucker Co. (The)	(136,058)	(14,750,048)
Kraft Foods Group, Inc.	(184)	(15,666)
Pinnacle Foods, Inc.	(54,178)	(2,467,266)
Snyders-Lance, Inc.	(98,701)	(3,185,081)
TreeHouse Foods, Inc.*	(66,156)	(5,360,621)

	Number
	of Shares	Value
COMMON STOCKS — (Continued)
Food, Beverage & Tobacco — (Continued)
WhiteWave Foods Co. (The)*	(233,040)	$(11,390,995)

		(61,605,545)

Health Care Equipment & Services — (7.1)%
Acadia Healthcare Co., Inc.*	(165,247)	(12,943,798)
Accuray, Inc.*	(127,957)	(862,430)
Adeptus Health, Inc., Class A*	(142,839)	(13,568,277)
AMN Healthcare Services, Inc.*	(386,523)	(12,210,262)
Analogic Corp.	(80,253)	(6,331,962)
athenahealth, Inc.*	(131,580)	(15,076,436)
Becton Dickinson and Co.	(73,036)	(10,345,549)
Bio-Reference Laboratories, Inc.*	(171,491)	(7,074,004)
Bio-Techne Corp.	(59,828)	(5,891,263)
Brookdale Senior Living, Inc.*	(245,448)	(8,517,046)
Cantel Medical Corp.	(3,007)	(161,386)
Capital Senior Living Corp.*	(57,188)	(1,401,106)
Cardiovascular Systems, Inc.*	(231,366)	(6,119,631)
Cerner Corp.*	(224,838)	(15,527,312)
Chemed Corp.	(7,284)	(954,932)
Cooper Cos., Inc. (The)	(10,296)	(1,832,379)
DaVita HealthCare Partners, Inc.*	(4,450)	(353,642)
DexCom, Inc.*	(27,152)	(2,171,617)
Endologix, Inc.*	(502,360)	(7,706,202)
Ensign Group, Inc. (The)	(148,978)	(7,606,817)
Envision Healthcare Holdings, Inc.*	(302,109)	(11,927,263)
HealthSouth Corp.	(22,026)	(1,014,518)
HeartWare International, Inc.*	(32,876)	(2,389,756)
Henry Schein, Inc.*	(12,078)	(1,716,525)
Hill-Rom Holdings, Inc.	(128,129)	(6,961,249)
HMS Holdings Corp.*	(45,739)	(785,339)
IDEXX Laboratories, Inc.*	(1,586)	(101,726)
Insulet Corp.*	(383,042)	(11,868,556)
IPC The Hospitalist Co., Inc.*	(18,800)	(1,041,332)
K2M Group Holdings, Inc.*	(66,565)	(1,598,891)
LDR Holding Corp.*	(8,186)	(354,044)
Medidata Solutions, Inc.*	(27,625)	(1,500,590)
MEDNAX, Inc.*	(11,040)	(818,174)
Medtronic PLC (Ireland)	(100,516)	(7,448,236)
Novadaq Technologies, Inc. (Canada)*	(277,529)	(3,360,876)
NuVasive, Inc.*	(8,214)	(389,179)
NxStage Medical, Inc.*	(302,884)	(4,326,698)
Providence Service Corp. (The)*	(5,141)	(227,643)
Select Medical Holdings Corp.	(201,974)	(3,271,979)
Spectranetics Corp. (The)*	(366,444)	(8,431,876)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Continued)

June 30, 2015

(Unaudited)

	Number
	of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
Surgical Care Affiliates, Inc.*	(76,426)	$(2,933,230)
Team Health Holdings, Inc.*	(126,682)	(8,276,135)
Thoratec Corp.*	(79,047)	(3,523,125)
Tornier NV (Netherlands)*	(125,546)	(3,137,395)
Universal Health Services, Inc., Class B	(2,154)	(306,083)
VCA, Inc.*	(7,162)	(389,649)
Wright Medical Group, Inc.*	(370,861)	(9,738,810)

		(234,494,928)

Household & Personal Products — (0.6)%
Coty, Inc., Class A	(277,412)	(8,868,862)
Spectrum Brands Holdings, Inc.	(72,458)	(7,389,991)
WD-40 Co.	(28,087)	(2,448,063)

		(18,706,916)

Materials — (0.1)%
Pentair PLC (United Kingdom)	(50,997)	(3,506,044)

		(3,506,044)

Media — (1.2)%
AMC Entertainment Holdings, Inc., Class A	(5,193)	(159,321)
EW Scripps Co. (The), Class A	(22,768)	(520,249)
Live Nation Entertainment, Inc.*	(371,790)	(10,220,507)
Media General, Inc.*	(915,533)	(15,124,605)
New Media Investment Group, Inc.	(214,473)	(3,845,501)
Rentrak Corp.*	(80,162)	(5,595,308)
Time Warner Cable, Inc.	(7,994)	(1,424,291)
Walt Disney Co. (The)	(9,008)	(1,028,173)
World Wrestling Entertainment, Inc., Class A	(176,052)	(2,904,858)

		(40,822,813)

Pharmaceuticals, Biotechnology & Life Sciences — (3.2)%
ACADIA Pharmaceuticals, Inc.*	(1,723)	(72,159)
Acorda Therapeutics, Inc.*	(73,410)	(2,446,755)
Aegerion Pharmaceuticals, Inc.*	(26,796)	(508,320)
Albany Molecular Research, Inc.*	(200,433)	(4,052,755)
Alder Biopharmaceuticals, Inc.*	(3,363)	(178,138)
Alexion Pharmaceuticals, Inc.*	(2,211)	(399,603)
Allergan PLC (Ireland)*	(21,921)	(6,652,147)
ARIAD Pharmaceuticals, Inc.*	(263,724)	(2,180,997)
Atara Biotherapeutics, Inc.*	(87)	(4,590)
Celldex Therapeutics, Inc.*	(152,369)	(3,842,746)
Cempra, Inc.*	(10,928)	(375,486)
Chimerix, Inc.*	(735)	(33,957)

	Number
	of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
Clovis Oncology, Inc.*	(5,228)	$(459,437)
Coherus Biosciences, Inc.*	(69,167)	(1,998,926)
Diplomat Pharmacy, Inc.*	(390,182)	(17,460,645)
Dyax Corp.*	(46,075)	(1,220,988)
Eli Lilly & Co.	(4,005)	(334,377)
Exact Sciences Corp.*	(1,533)	(45,591)
Fibrogen, Inc.*	(1,905)	(44,768)
Fluidigm Corp.*	(251,270)	(6,080,734)
Genomic Health, Inc.*	(101,020)	(2,807,346)
Horizon Pharma PLC (Ireland)*	(148,337)	(5,153,227)
Illumina, Inc.*	(47,064)	(10,276,895)
Impax Laboratories, Inc.*	(135,014)	(6,199,843)
Intrexon Corp.*	(2,692)	(131,370)
Kite Pharma, Inc.*	(2,741)	(167,119)
Medicines Co. (The)*	(240,266)	(6,874,010)
Mylan NV (Netherlands)*	(80,031)	(5,430,904)
Myriad Genetics, Inc.*	(38,561)	(1,310,688)
Prothena Corp. PLC (Ireland)*	(82,843)	(4,363,341)
PTC Therapeutics, Inc.*	(93,431)	(4,496,834)
Repligen Corp.*	(40,110)	(1,655,340)
Seattle Genetics, Inc.*	(14,390)	(696,476)
TESARO, Inc.*	(36,019)	(2,117,557)
Tetraphase Pharmaceuticals, Inc.*	(54,963)	(2,607,445)
TG Therapeutics, Inc.*	(37,162)	(616,518)
Thermo Fisher Scientific, Inc.	(8,029)	(1,041,843)
Vertex Pharmaceuticals, Inc.*	(10,103)	(1,247,518)
Xencor, Inc.*	(175)	(3,845)
Zafgen, Inc.*	(19,125)	(662,299)

		(106,253,537)

Retailing — (4.6)%
Boot Barn Holdings, Inc.*	(9,042)	(289,344)
Etsy, Inc.*	(432,077)	(6,070,682)
Expedia, Inc.	(99,121)	(10,838,881)
Family Dollar Stores, Inc.	(22,821)	(1,798,523)
Finish Line, Inc. (The), Class A	(59,302)	(1,649,782)
FTD Cos, Inc.*	(190,529)	(5,371,013)
Group 1 Automotive, Inc.	(156,357)	(14,201,906)
Groupon, Inc.*	(1,904,782)	(9,581,053)
HomeAway, Inc.*	(100,270)	(3,120,402)
Lithia Motors, Inc., Class A	(116,189)	(13,147,947)
Mattress Firm Holding Corp.*	(74,750)	(4,556,012)
Men’s Wearhouse, Inc. (The)	(20,549)	(1,316,574)
Netflix, Inc.*	(11,130)	(7,311,742)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Continued)

June 30, 2015

(Unaudited)

	Number
	of Shares	Value
COMMON STOCKS — (Continued)
Retailing — (Continued)
Orbitz Worldwide, Inc.*	(779,243)	$(8,898,955)
Pool Corp.	(50,954)	(3,575,952)
Restoration Hardware Holdings, Inc.*	(85,384)	(8,336,040)
Sears Holdings Corp.*	(36,594)	(977,060)
Shutterfly, Inc.*	(210,464)	(10,062,284)
TripAdvisor, Inc.*	(158,048)	(13,772,303)
Tuesday Morning Corp.*	(137,141)	(1,544,893)
Walgreens Boots Alliance, Inc.	(159,321)	(13,453,065)
Wayfair, Inc., Class A*	(183,298)	(6,899,337)
Williams-Sonoma, Inc.	(1,188)	(97,737)
zulily, Inc., Class A*	(459,271)	(5,988,894)

		(152,860,381)

Semiconductors & Semiconductor Equipment — (2.8)%
Advanced Micro Devices, Inc.*	(4,612,555)	(11,070,132)
Altera Corp.	(132,532)	(6,785,638)
Ambarella, Inc. (Cayman Islands)*	(2,299)	(236,084)
Atmel Corp.	(592,124)	(5,835,382)
Broadcom Corp., Class A	(60,109)	(3,095,012)
Brooks Automation, Inc.	(27,370)	(313,387)
Cree, Inc.*	(339,222)	(8,829,949)
Cypress Semiconductor Corp.	(861,164)	(10,127,289)
Entegris, Inc.*	(562,238)	(8,191,808)
Inphi Corp.*	(279,192)	(6,382,329)
Lattice Semiconductor Corp.*	(508,225)	(2,993,445)
M/A-COM Technology Solutions Holdings, Inc.*	(183,543)	(7,020,520)
Marvell Technology Group Ltd. (Bermuda)	(454,379)	(5,990,987)
Silicon Laboratories, Inc.*	(105,709)	(5,709,343)
Synaptics, Inc.*	(28,042)	(2,432,223)
Veeco Instruments, Inc.*	(268,905)	(7,728,330)

		(92,741,858)

Software & Services — (5.4)%
Acxiom Corp.*	(376,351)	(6,616,251)
Autodesk, Inc.*	(61,201)	(3,064,640)
Barracuda Networks, Inc.*	(103,886)	(4,115,963)
Blackbaud, Inc.	(50,680)	(2,886,226)
Bottomline Technologies de, Inc.*	(140,523)	(3,907,945)
Callidus Software, Inc.*	(229,521)	(3,575,937)
Cardtronics, Inc.*	(6,283)	(232,785)
Castlight Health, Inc., Class B*	(343,107)	(2,792,891)
CommVault Systems, Inc.*	(252,114)	(10,692,155)
CoStar Group, Inc.*	(15,723)	(3,164,411)
Cvent, Inc.*	(128,612)	(3,315,617)

	Number
	of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
Demandware, Inc.*	(26,021)	$(1,849,573)
Ellie Mae, Inc.*	(107,495)	(7,502,076)
Engility Holdings, Inc.	(123,821)	(3,115,336)
Evolent Health, Inc., Class A*	(60,238)	(1,174,641)
Fair Isaac Corp.	(47,583)	(4,319,585)
FireEye, Inc.*	(130,156)	(6,365,930)
Fortinet, Inc.*	(135,647)	(5,606,291)
Gartner, Inc.*	(18,341)	(1,573,291)
Global Eagle Entertainment, Inc.*	(321,925)	(4,191,464)
Global Payments, Inc.	(28,971)	(2,997,050)
Globant SA (Luxembourg)*	(103,630)	(3,153,461)
Gogo, Inc.*	(197,502)	(4,232,468)
GTT Communications, Inc.*	(6,380)	(152,291)
Heartland Payment Systems, Inc.	(114,131)	(6,168,781)
Inovalon Holdings, Inc., Class A*	(99,780)	(2,783,862)
Interactive Intelligence Group, Inc.*	(1,404)	(62,436)
LinkedIn Corp., Class A*	(11,887)	(2,456,211)
LivePerson, Inc.*	(209,092)	(2,051,193)
Manhattan Associates, Inc.*	(24,935)	(1,487,373)
ManTech International Corp., Class A	(46,003)	(1,334,087)
Marketo, Inc.*	(156,967)	(4,404,494)
NetSuite, Inc.*	(56,099)	(5,147,083)
New Relic, Inc.*	(117,435)	(4,132,538)
Pegasystems, Inc.	(42,849)	(980,814)
Press Ganey Holdings, Inc.*	(11,941)	(342,348)
Progress Software Corp.*	(1,743)	(47,932)
Proofpoint, Inc.*	(1,411)	(89,838)
PROS Holdings, Inc.*	(207,894)	(4,388,642)
RealPage, Inc.*	(93,400)	(1,781,138)
salesforce.com inc*	(37,363)	(2,601,586)
Splunk, Inc.*	(52,664)	(3,666,468)
SS&C Technologies Holdings, Inc.	(363)	(22,688)
Synchronoss Technologies, Inc.*	(223,519)	(10,221,524)
Take-Two Interactive Software, Inc.*	(304,509)	(8,395,313)
TeleTech Holdings, Inc.	(91,569)	(2,479,689)
Travelport Worldwide Ltd. (Bermuda)	(386,342)	(5,323,793)
TrueCar, Inc.*	(208,080)	(2,494,879)
Twitter, Inc.*	(64,231)	(2,326,447)
Ultimate Software Group, Inc. (The)*	(12,261)	(2,014,973)
Varonis Systems, Inc.*	(137,664)	(3,040,998)
VeriFone Systems, Inc.*	(225,064)	(7,643,173)
Zendesk, Inc.*	(25,541)	(567,266)

		(179,055,845)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Continued)

June 30, 2015

(Unaudited)

	Number
	of Shares	Value
COMMON STOCKS — (Continued)
Technology Hardware & Equipment — (5.7)%
Amkor Technology, Inc.*	(1,126,531)	$(6,736,655)
Amphenol Corp., Class A	(44,439)	(2,576,129)
ARRIS Group, Inc.*	(467,594)	(14,308,376)
Badger Meter, Inc.	(13,927)	(884,225)
Belden, Inc.	(138,736)	(11,269,525)
Belmond Ltd., Class A (Bermuda)*	(60,373)	(754,059)
Benchmark Electronics, Inc.*	(103,817)	(2,261,134)
CalAmp Corp.*	(115,370)	(2,106,656)
Cognex Corp.	(79,907)	(3,843,527)
Cray, Inc.*	(180,653)	(5,331,070)
Dolby Laboratories, Inc., Class A	(126,485)	(5,018,925)
Echostar Corp., Class A*	(3,444)	(167,654)
Electronics For Imaging, Inc.*	(210,842)	(9,173,735)
FARO Technologies, Inc.*	(159,993)	(7,471,673)
FEI Co.	(46,228)	(3,833,688)
Finisar Corp.*	(612,604)	(10,947,234)
Itron, Inc.*	(9,592)	(330,348)
Ixia*	(31,384)	(390,417)
Jabil Circuit, Inc.	(358,974)	(7,642,556)
JDS Uniphase Corp.*	(1,108,680)	(12,838,514)
Knowles Corp.*	(248,682)	(4,501,144)
National Instruments Corp.	(47,989)	(1,413,756)
Nimble Storage, Inc.*	(492,547)	(13,820,869)
Plexus Corp.*	(13,742)	(602,999)
QLogic Corp.*	(345,086)	(4,896,770)
Rofin-Sinar Technologies, Inc.*	(24,325)	(671,370)
Ruckus Wireless, Inc.*	(1,217,398)	(12,587,895)
ScanSource, Inc.*	(48,088)	(1,830,229)
Sierra Wireless, Inc. (Canada)*	(103,631)	(2,576,267)
Stratasys Ltd. (Israel)*	(409,440)	(14,301,739)
Super Micro Computer, Inc.*	(371,285)	(10,982,610)
SYNNEX Corp.	(46,199)	(3,381,305)
ViaSat, Inc.*	(9,305)	(560,719)
Zayo Group Holdings, Inc.*	(262,002)	(6,738,691)

		(186,752,463)

Telecommunication Services — (2.8)%
8x8, Inc.*	(678,290)	(6,077,478)
Arista Networks, Inc.*	(46,195)	(3,775,979)
Atlantic Tele-Network, Inc.	(35,372)	(2,443,498)
Cogent Communications Holdings, Inc.	(90,521)	(3,063,231)
Consolidated Communications Holdings, Inc.	(283,864)	(5,963,983)
Frontier Communications Corp.	(2,976,272)	(14,732,546)

	Number
	of Shares	Value
COMMON STOCKS — (Continued)
Telecommunication Services — (Continued)
Globalstar, Inc.*	(168,251)	$(355,010)
Iridium Communications, Inc.*	(944,625)	(8,586,641)
Level 3 Communications, Inc.*	(54,610)	(2,876,309)
RingCentral, Inc., Class A*	(461,654)	(8,535,982)
SBA Communications Corp., Class A*	(27,596)	(3,172,712)
Sprint Corp.*	(3,259,557)	(14,863,580)
T-Mobile US, Inc.*	(365,538)	(14,171,908)
United States Cellular Corp.*	(89,927)	(3,387,550)

		(92,006,407)

Transportation — (3.3)%
Allegiant Travel Co.	(37,535)	(6,676,726)
CSX Corp.	(60,611)	(1,978,949)
Echo Global Logistics, Inc.*	(25,173)	(822,150)
FedEx Corp.	(9,768)	(1,664,467)
Forward Air Corp.	(156,250)	(8,165,625)
Genesee & Wyoming, Inc., Class A*	(187,187)	(14,259,906)
JB Hunt Transport Services, Inc.	(102,266)	(8,395,016)
Kirby Corp.*	(186,095)	(14,266,043)
Knight Transportation, Inc.	(482,938)	(12,913,762)
Marten Transport Ltd.	(51,047)	(1,107,720)
Republic Airways Holdings, Inc.*	(127,039)	(1,166,218)
Roadrunner Transportation Systems, Inc.*	(109,635)	(2,828,583)
Ryder System, Inc.	(17,364)	(1,517,093)
Saia, Inc.*	(21,497)	(844,617)
Skywest, Inc.	(276,782)	(4,162,801)
Spirit Airlines, Inc.*	(244,111)	(15,159,293)
UTi Worldwide, Inc. (British Virgin Islands)*	(499,834)	(4,993,342)
Werner Enterprises, Inc.	(306,107)	(8,035,309)
Wesco Aircraft Holdings, Inc.*	(1,533)	(23,225)

		(108,980,845)

TOTAL COMMON STOCK (Proceeds $2,012,630,043)		(1,999,325,063)

TOTAL SECURITES SOLD SHORT - (60.5)%		(1,999,325,063)

(Proceeds $2,012,630,043)

OTHER ASSETS IN EXCESS OF LIABILITIES - 39.7%		1,312,113,403

NET ASSETS - 100.0%		$3,304,869,126

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Concluded)

June 30, 2015

(Unaudited)

†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
(a)	All or a portion of the security is on loan. At June 30, 2015, the market value of securities on loan was $680,723,721.
*	Non-income producing.
**	The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis are as follows:

Aggregate cost	$3,825,269,429

Gross unrealized appreciation	$295,313,217
Gross unrealized depreciation	(128,501,860)

Net unrealized appreciation	$166,811,357

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ABSOLUTE 500 FUND

Portfolio of Investments

June 30, 2015

(Unaudited)

LONG POSITIONS — 141.5%	Number
COMMON STOCKS — 141.5%	of Shares	Value
Automobiles & Components — 2.7%
Delphi Automotive PLC (Jersey)†	18	$1,532
General Motors Co.†	6,742	224,711
Goodyear Tire & Rubber Co. (The)†	979	29,517
Harley-Davidson, Inc.†(a)	1,561	87,962
Johnson Controls, Inc.†(a)	64	3,170

		346,892

Banks — 2.2%
Bank of America Corp.†	352	5,991
BB&T Corp.†(a)	53	2,136
Fifth Third Bancorp†	4,655	96,917
Huntington Bancshares, Inc.	4	45
JPMorgan Chase & Co.†	1,533	103,876
KeyCorp.†(a)	30	451
M&T Bank Corp.(a)	2	250
PNC Financial Services Group, Inc. (The)†	48	4,591
Regions Financial Corp.†	125	1,295
SunTrust Banks, Inc.†	48	2,065
US Bancorp†	155	6,727
Wells Fargo & Co.†	1,087	61,133
Zions Bancorporation(a)	14	444

		285,921

Capital Goods — 14.9%
3M Co.†	59	9,104
AMETEK, Inc.(a)	22	1,205
Caterpillar, Inc.†(a)	929	78,798
Cummins, Inc.†	563	73,860
Danaher Corp.†	14	1,198
Deere & Co.(a)	2,490	241,654
Dover Corp.†(a)	15	1,053
Emerson Electric Co.†(a)	1,960	108,643
Fastenal Co.(a)	4	169
Fluor Corp.†	1,103	58,470
General Dynamics Corp.†(a)	2,425	343,598
Honeywell International, Inc.†	68	6,934
Illinois Tool Works, Inc.†	485	44,518
Jacobs Engineering Group, Inc.(a)*	9	366
L-3 Communications Holdings, Inc.†	7	794
Lockheed Martin Corp.†(a)	885	164,522
Masco Corp.†	426	11,361
Northrop Grumman Corp.†(a)	1,464	232,234
PACCAR, Inc.(a)	33	2,106
Parker-Hannifin Corp.†(a)	1,041	121,100
Precision Castparts Corp.†(a)	757	151,302

	Number
	of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Raytheon Co.†	973	$93,097
Rockwell Automation, Inc.†(a)	1,010	125,886
Rockwell Collins, Inc.(a)	12	1,108
Roper Technologies, Inc.(a)	9	1,552
Snap-on, Inc.	6	956
Tyco International PLC (Ireland)	27	1,039
United Rentals, Inc.(a)*	9	789
United Technologies Corp.†	246	27,289

		1,904,705

Commercial & Professional Services — 0.2%
Dun & Bradstreet Corp. (The)†	3	366
Pitney Bowes, Inc.†(a)	1,508	31,381
Waste Management, Inc.(a)	4	185

		31,932

Consumer Durables & Apparel — 1.6%
Coach, Inc.†(a)	1,375	47,589
Fossil Group, Inc.(a)*	372	25,802
Garmin Ltd. (Switzerland)	17	747
Hasbro, Inc.†(a)	934	69,854
Michael Kors Holdings Ltd. (British Virgin Islands)†*	1,523	64,103
Newell Rubbermaid, Inc.†	11	452
Ralph Lauren Corp.†	2	265
Whirlpool Corp.†	6	1,038

		209,850

Consumer Services — 1.9%
Carnival Corp. (Panama)	32	1,580
Darden Restaurants, Inc.	6	426
McDonald’s Corp.†	1,822	173,218
Wyndham Worldwide Corp.(a)	808	66,183

		241,407

Diversified Financials — 10.2%
American Express Co.†	398	30,933
Ameriprise Financial, Inc.†(a)	17	2,124
BlackRock, Inc.†(a)	292	101,026
Capital One Financial Corp.†	2,254	198,284
CME Group, Inc.(a)	31	2,885
Discover Financial Services†	3,335	192,163
Franklin Resources, Inc.†(a)	4,644	227,694
Goldman Sachs Group, Inc. (The)†	1,054	220,064
Intercontinental Exchange, Inc.	10	2,236
Invesco, Ltd. (Bermuda)	234	8,773
Legg Mason, Inc.†	848	43,697

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ABSOLUTE 500 FUND

Portfolio of Investments (Continued)

June 30, 2015

(Unaudited)

	Number
	of Shares	Value
COMMON STOCKS — (Continued)
Diversified Financials — (Continued)
McGraw Hill Financial, Inc.	26	$2,612
Moody’s Corp.†(a)	19	2,051
NASDAQ OMX Group, Inc. (The)†(a)	1,268	61,891
Navient Corp.†(a)	2,918	53,137
T Rowe Price Group, Inc.(a)	1,955	151,962

		1,301,532

Energy — 7.0%
Baker Hughes, Inc.†	1,137	70,153
Cameron International Corp.†*	1,437	75,256
Chesapeake Energy Corp.(a)	62	693
Devon Energy Corp.†	38	2,261
Ensco PLC, Class A (United Kingdom)†	1,758	39,151
FMC Technologies, Inc.†*	1,734	71,944
Halliburton Co.†	1,316	56,680
Marathon Petroleum Corp.†	50	2,616
National Oilwell Varco, Inc.†(a)	2,963	143,054
Noble Corp. PLC (United Kingdom)(a)	14	215
Phillips 66†	117	9,426
Schlumberger Ltd. (Curacao)†	1,881	162,123
Tesoro Corp.†(a)	454	38,322
Transocean Ltd. (Switzerland)	2,725	43,927
Valero Energy Corp.†	2,781	174,091

		889,912

Food & Staples Retailing — 4.4%
CVS Health Corp.†	1,359	142,532
Kroger Co. (The)	26	1,885
Sysco Corp.†(a)	4,450	160,645
Wal-Mart Stores, Inc.†	3,580	253,928

		558,990

Food, Beverage & Tobacco — 6.3%
Altria Group, Inc.†	5,021	245,576
Archer-Daniels-Midland Co.†(a)	4,688	226,055
Brown-Forman Corp., Class B	19	1,903
Campbell Soup Co.†(a)	1,369	65,233
ConAgra Foods, Inc.†	648	28,331
Dr Pepper Snapple Group, Inc.†	624	45,490
General Mills, Inc.	55	3,065
Hormel Foods Corp.†(a)	1,981	111,669
Kellogg Co.†	33	2,069
Kraft Foods Group, Inc.†	34	2,895
Mead Johnson Nutrition Co.	8	722
PepsiCo, Inc.†	77	7,187

	Number
	of Shares	Value
COMMON STOCKS — (Continued)
Food, Beverage & Tobacco — (Continued)
Philip Morris International, Inc.†	145	$11,625
Reynolds American, Inc.†	715	53,351

		805,171

Health Care Equipment & Services — 8.1%
Aetna, Inc.†	1,252	159,580
Anthem, Inc.†	958	157,246
Cardinal Health, Inc.†(a)	1,979	165,543
Cigna Corp.†	1,172	189,864
Express Scripts Holding Co.†*	69	6,137
HCA Holdings, Inc.†(a)*	39	3,538
Humana, Inc.†	484	92,580
Laboratory Corp. of America Holdings*	3	364
McKesson Corp.†	21	4,721
Medtronic PLC (Ireland)†	51	3,779
Quest Diagnostics, Inc.†	495	35,897
St Jude Medical, Inc.†	773	56,483
Stryker Corp.†	35	3,345
UnitedHealth Group, Inc.†	1,305	159,210
Varian Medical Systems, Inc.*	2	169

		1,038,456

Household & Personal Products — 1.0%
Clorox Co. (The)†(a)	882	91,746
Colgate-Palmolive Co.†(a)	84	5,494
Estee Lauder Cos., Inc. (The), Class A†	13	1,127
Kimberly-Clark Corp.†(a)	34	3,603
Procter & Gamble Co. (The)†	254	19,873

		121,843

Insurance — 7.4%
ACE Ltd. (Switzerland)†	30	3,050
Aflac, Inc.(a)	3,103	193,007
Allstate Corp. (The)†	3,068	199,021
American International Group, Inc.†	1,546	95,574
Assurant, Inc.†(a)	177	11,859
Chubb Corp. (The)(a)	21	1,998
Hartford Financial Services Group, Inc. (The)	20	831
Lincoln National Corp.†(a)	40	2,369
Loews Corp.	22	847
MetLife, Inc.†(a)	3,233	181,016
Principal Financial Group, Inc.	27	1,385
Progressive Corp. (The)†(a)	55	1,531

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ABSOLUTE 500 FUND

Portfolio of Investments (Continued)

June 30, 2015

(Unaudited)

	Number
	of Shares	Value
COMMON STOCKS — (Continued)
Insurance — (Continued)
Prudential Financial, Inc.†	1,150	$100,648
Torchmark Corp.(a)	11	640
Travelers Cos, Inc. (The)†	1,529	147,793

		941,569

Materials — 8.8%
Avery Dennison Corp.†	310	18,891
Ball Corp.†	436	30,585
Dow Chemical Co. (The)†(a)	4,006	204,987
Eastman Chemical Co.	2	164
International Paper Co.†	3,164	150,575
LyondellBasell Industries NV, Class A (Netherlands)†	3,516	363,975
Mosaic Co. (The)†(a)	2,739	128,322
Newmont Mining Corp.†	3,621	84,587
Nucor Corp.†(a)	2,320	102,242
Sealed Air Corp.†	750	38,535

		1,122,863

Media — 9.2%
Cablevision Systems Corp., Class A†	263	6,296
CBS Corp., Class B, non-voting shares†	356	19,758
Comcast Corp., Class A†	1,768	106,328
DIRECTV†*	3,138	291,174
Discovery Communications, Inc., Class A(a)*	63	2,095
Gannett Co., Inc.†(a)*	1	7
Interpublic Group of Cos., Inc. (The)†	23	443
News Corp., Class A†*	181	2,641
Omnicom Group, Inc.†(a)	1,710	118,828
Scripps Networks Interactive, Inc., Class A(a)	964	63,017
TEGNA, Inc.	1,701	54,551
Time Warner, Inc.†	676	59,089
Twenty-First Century Fox, Inc., Class A(a)	8,002	260,425
Viacom, Inc., Class B†(a)	2,979	192,563

		1,177,215

Pharmaceuticals, Biotechnology & Life Sciences — 3.8%
AbbVie, Inc.	149	10,011
Agilent Technologies, Inc.†	31	1,196
Amgen, Inc.†	369	56,649
Gilead Sciences, Inc.†	3,069	359,319
Johnson & Johnson†	218	21,246
Pfizer, Inc.†	970	32,524

	Number
	of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
Waters Corp.*	5	$642

		481,587

Real Estate — 0.5%
Kimco Realty Corp., REIT†	1,832	41,293
Plum Creek Timber Co., Inc., REIT†(a)	664	26,938

		68,231

Retailing — 10.6%
AutoNation, Inc.*	3	189
AutoZone, Inc.†*	85	56,686
Bed Bath & Beyond, Inc.†(a)*	1,290	88,984
Best Buy Co., Inc.(a)	2,649	86,384
CarMax, Inc.*	9	596
Dollar General Corp.†	27	2,099
Dollar Tree, Inc.*	3	237
Family Dollar Stores, Inc.	9	709
GameStop Corp., Class A(a)	804	34,540
Gap, Inc. (The)(a)	29	1,107
Genuine Parts Co.†	1,145	102,512
Home Depot, Inc. (The)†	2,116	235,151
Kohl’s Corp.†	98	6,136
L Brands, Inc.†	11	943
Lowe’s Cos., Inc.†	3,912	261,987
Macy’s, Inc.†	270	18,217
Ross Stores, Inc.(a)	1,657	80,547
Staples, Inc.†(a)	4,805	73,565
Target Corp.†(a)	3,719	303,582
Tiffany & Co.	2	184
TJX Cos, Inc. (The)†	63	4,169

		1,358,524

Semiconductors & Semiconductor Equipment — 5.4%
Altera Corp.†(a)	15	768
Analog Devices, Inc.	16	1,027
Applied Materials, Inc.†	116	2,230
Intel Corp.†	8,028	244,172
KLA-Tencor Corp.(a)	1,200	67,452
Lam Research Corp.(a)	5	407
Linear Technology Corp.	96	4,246
Micron Technology, Inc.†*	8,047	151,605
NVIDIA Corp.	4,035	81,144
Texas Instruments, Inc.†	1,037	53,416

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ABSOLUTE 500 FUND

Portfolio of Investments (Continued)

June 30, 2015

(Unaudited)

	Number
	of Shares	Value
COMMON STOCKS — (Continued)
Semiconductors & Semiconductor Equipment — (Continued)
Xilinx, Inc.†(a)	1,935	$85,450

		691,917

Software & Services — 9.5%
Accenture PLC, Class A (Ireland)†	1,327	128,427
Automatic Data Processing, Inc.†(a)	349	28,000
CA, Inc.†	3,267	95,690
Computer Sciences Corp.†(a)	1,041	68,331
eBay, Inc.*	36	2,169
Electronic Arts, Inc.†*	88	5,852
Fidelity National Information Services, Inc.	4	247
International Business Machines Corp.†(a)	1,189	193,403
Intuit, Inc.	25	2,519
Microsoft Corp.†	5,153	227,505
Oracle Corp.†	5,982	241,074
Paychex, Inc.†(a)	1,271	59,584
Symantec Corp.†(a)	2,309	53,684
Teradata Corp.†(a)*	13	481
VeriSign, Inc.(a)*	291	17,961
Visa, Inc., Class A†(a)	199	13,363
Western Union Co. (The)(a)	3,878	78,840

		1,217,130

Technology Hardware & Equipment — 16.2%
Apple, Inc.†	2,900	363,732
Cisco Systems, Inc.†(a)	12,212	335,341
EMC Corp.	8	211
F5 Networks, Inc.*	93	11,193
FLIR Systems, Inc.†	70	2,157
Harris Corp.†	782	60,144
Hewlett-Packard Co.†(a)	12,170	365,222
Juniper Networks, Inc.†	2,007	52,122
Motorola Solutions, Inc.†(a)	1,581	90,655
NetApp, Inc.†(a)	2,396	75,618
QUALCOMM, Inc.†	5,764	360,999
SanDisk Corp.†	1,688	98,275
Seagate Technology PLC (Ireland)†(a)	2,381	113,098
TE Connectivity Ltd. (Switzerland)†	38	2,443
Western Digital Corp.†	1,733	135,902

		2,067,112

Telecommunication Services — 3.6%
AT&T, Inc.†	486	17,263
CenturyLink, Inc.†(a)	4,242	124,630

	Number
	of Shares	Value
COMMON STOCKS — (Continued)
Telecommunication Services — (Continued)
Verizon Communications, Inc.†(a)	6,818	$317,787

		459,680

Transportation — 4.3%
CH Robinson Worldwide, Inc.(a)	9	561
CSX Corp.†	80	2,612
Delta Air Lines, Inc.†(a)	6,122	251,492
Expeditors International of Washington, Inc.†(a)	1,388	63,994
Norfolk Southern Corp.†	28	2,446
Southwest Airlines Co.†	2,060	68,165
Union Pacific Corp.†	82	7,820
United Parcel Service, Inc., Class B†(a)	1,570	152,149

		549,239

Utilities — 1.7%
AGL Resources, Inc.†	899	41,857
CMS Energy Corp.	20	637
Public Service Enterprise Group, Inc.†(a)	1,917	75,300
SCANA Corp.	2	101
WEC Energy Group, Inc.†	2,114	95,086

		212,981

TOTAL COMMON STOCKS (Cost $17,919,661)		18,084,659

TOTAL LONG POSITIONS - (141.5)%.		18,084,659

(Cost $17,919,661)**

SHORT POSITIONS — (81.2)%
COMMON STOCKS — (81.2)%
Automobiles & Components — (0.4)%
BorgWarner, Inc.	(972)	$(55,248)
Ford Motor Co.	(23)	(345)

		(55,593)

Banks — (0.3)%
Citigroup, Inc.	(129)	(7,126)
Comerica, Inc.	(5)	(257)
Hudson City Bancorp, Inc.	(2,272)	(22,447)
People’s United Financial, Inc.	(360)	(5,836)

		(35,666)

Capital Goods — (1.9)%
Allegion PLC (Ireland)	(265)	(15,937)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ABSOLUTE 500 FUND

Portfolio of Investments (Continued)

June 30, 2015

(Unaudited)

	Number
	of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Boeing Co. (The)	(801)	$(111,114)
Eaton Corp. PLC (Ireland)	(26)	(1,755)
Flowserve Corp.	(574)	(30,227)
Ingersoll-Rand PLC (Ireland)	(1,137)	(76,657)
Pall Corp.	(6)	(747)
Quanta Services, Inc.*	(4)	(115)
Stanley Black & Decker, Inc.	(67)	(7,051)
Textron, Inc.	(10)	(446)
WW Grainger, Inc.	(2)	(473)
Xylem, Inc.	(10)	(371)

		(244,893)

Commercial & Professional Services — (0.8)%
ADT Corp. (The)	(160)	(5,371)
Cintas Corp.	(2)	(169)
Equifax, Inc.	(5)	(485)
Nielsen NV (Netherlands)	(1,590)	(71,184)
Republic Services, Inc.	(443)	(17,352)
Robert Half International, Inc.	(8)	(444)
Stericycle, Inc.*	(5)	(670)

		(95,675)

Consumer Durables & Apparel — (3.6)%
DR Horton, Inc.	(1,574)	(43,065)
Hanesbrands, Inc.	(1,724)	(57,444)
Harman International Industries, Inc.	(306)	(36,396)
Leggett & Platt, Inc.	(6)	(292)
Mattel, Inc.	(1,455)	(37,379)
Mohawk Industries, Inc.*	(314)	(59,943)
NIKE, Inc., Class B	(39)	(4,213)
PulteGroup, Inc.	(1,570)	(31,636)
PVH Corp.	(2)	(230)
Under Armour, Inc., Class A*	(926)	(77,265)
VF Corp.	(1,610)	(112,281)

		(460,144)

Consumer Services — (1.7)%
Chipotle Mexican Grill, Inc.*	(6)	(3,630)
Marriott International, Inc., Class A	(12)	(893)
Royal Caribbean Cruises, Ltd. (Liberia)	(944)	(74,283)
Starbucks Corp.	(1,366)	(73,238)
Starwood Hotels & Resorts
Worldwide, Inc.	(6)	(487)
Wynn Resorts Ltd.	(436)	(43,020)

	Number
	of Shares	Value
COMMON STOCKS — (Continued)
Consumer Services — (Continued)
Yum! Brands, Inc.	(256)	$(23,060)

		(218,611)

Diversified Financials — (2.3)%
Affiliated Managers Group, Inc.*	(3)	(656)
Bank of New York Mellon Corp. (The)	(237)	(9,947)
Berkshire Hathaway, Inc., Class B*	(133)	(18,103)
Charles Schwab Corp. (The)	(4,798)	(156,655)
E*TRADE Financial Corp.*	(1,245)	(37,288)
Leucadia National Corp.	(20)	(486)
Morgan Stanley	(99)	(3,840)
Northern Trust Corp.	(597)	(45,647)
State Street Corp.	(317)	(24,409)

		(297,031)

Energy — (17.1)%
Anadarko Petroleum Corp.	(2,182)	(170,326)
Apache Corp.	(1,619)	(93,303)
Cabot Oil & Gas Corp.	(1,777)	(56,047)
Chevron Corp.	(2,146)	(207,025)
Cimarex Energy Co.	(376)	(41,477)
ConocoPhillips	(3,391)	(208,241)
CONSOL Energy, Inc.	(982)	(21,349)
Diamond Offshore Drilling, Inc.	(589)	(15,202)
EOG Resources, Inc.	(2,358)	(206,443)
EQT Corp.	(654)	(53,196)
Exxon Mobil Corp.	(60)	(4,992)
Helmerich & Payne, Inc.	(6)	(423)
Hess Corp.	(1,228)	(82,129)
Kinder Morgan, Inc.	(5,300)	(203,467)
Marathon Oil Corp.	(2,900)	(76,966)
Murphy Oil Corp.	(764)	(31,759)
Newfield Exploration Co.*	(699)	(25,248)
Noble Energy, Inc.	(1,555)	(66,367)
Occidental Petroleum Corp.	(2,672)	(207,801)
ONEOK, Inc.	(897)	(35,414)
Pioneer Natural Resources Co.	(640)	(88,762)
QEP Resources, Inc.	(759)	(14,049)
Range Resources Corp.	(725)	(35,800)
Southwestern Energy Co.*	(1,652)	(37,550)
Spectra Energy Corp.	(425)	(13,855)
Williams Cos., Inc. (The)	(3,214)	(184,451)

		(2,181,642)

Food & Staples Retailing — (0.1)%
Costco Wholesale Corp.	(61)	(8,239)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ABSOLUTE 500 FUND

Portfolio of Investments (Continued)

June 30, 2015

(Unaudited)

	Number
	of Shares	Value
COMMON STOCKS — (Continued)
Food & Staples Retailing — (Continued)
Whole Foods Market, Inc.	(3)	$(118)

		(8,357)

Food, Beverage & Tobacco — (2.7)%
Coca-Cola Co. (The)	(15)	(588)
Coca-Cola Enterprises, Inc.	(2)	(87)
Constellation Brands, Inc., Class A	(832)	(96,529)
Hershey Co. (The)	(2)	(178)
JM Smucker Co. (The)	(513)	(55,614)
Keurig Green Mountain, Inc.	(312)	(23,909)
McCormick & Co., Inc.	(202)	(16,352)
Molson Coors Brewing Co., Class B	(6)	(419)
Mondelez International, Inc., Class A	(88)	(3,620)
Monster Beverage Corp.*	(613)	(82,154)
Tyson Foods, Inc., Class A	(1,607)	(68,506)

		(347,956)

Health Care Equipment & Services — (5.0)%
Abbott Laboratories	(41)	(2,012)
AmerisourceBergen Corp.	(11)	(1,170)
Baxter International, Inc.	(1,116)	(78,042)
Becton Dickinson and Co.	(899)	(127,343)
Boston Scientific Corp.*	(5,047)	(89,332)
Cerner Corp.*	(1,477)	(102,002)
CR Bard, Inc.	(4)	(683)
DaVita HealthCare Partners, Inc.*	(12)	(954)
DENTSPLY International, Inc.	(317)	(16,341)
Edwards Lifesciences Corp.*	(461)	(65,660)
Henry Schein, Inc.*	(360)	(51,163)
Intuitive Surgical, Inc.*	(159)	(77,036)
Tenet Healthcare Corp.*	(426)	(24,657)
Universal Health Services, Inc., Class B	(6)	(853)
Zimmer Biomet Holdings, Inc.	(4)	(437)

		(637,685)

Insurance — (2.2)%
Aon PLC (United Kingdom)	(866)	(86,323)
Cincinnati Financial Corp.	(2)	(100)
Genworth Financial, Inc., Class A*	(2,137)	(16,177)
Marsh & McLennan Cos., Inc.	(1,781)	(100,982)
Unum Group	(1,072)	(38,324)
XL Group PLC (Ireland)	(1,103)	(41,032)

		(282,938)

Materials — (6.7)%
Air Products & Chemicals, Inc.	(709)	(97,012)

	Number
	of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
Airgas, Inc.	(2)	$(212)
Alcoa, Inc.	(66)	(736)
Allegheny Technologies, Inc.	(460)	(13,892)
CF Industries Holdings, Inc.	(1,021)	(65,630)
Ecolab, Inc.	(1,074)	(121,437)
EI du Pont de Nemours & Co.	(738)	(47,195)
FMC Corp.	(574)	(30,164)
Freeport-McMoRan, Inc.	(4,468)	(83,194)
International Flavors & Fragrances, Inc.	(4)	(437)
Martin Marietta Materials, Inc.	(289)	(40,896)
Monsanto Co.	(278)	(29,632)
Owens-Illinois, Inc.*	(5)	(115)
Pentair PLC (United Kingdom)	(403)	(27,706)
PPG Industries, Inc.	(1,168)	(133,993)
Praxair, Inc.	(12)	(1,435)
Sherwin-Williams Co. (The)	(328)	(90,207)
Sigma-Aldrich Corp.	(168)	(23,411)
Vulcan Materials Co.	(570)	(47,840)

		(855,144)

Media — (0.1)%
Time Warner Cable, Inc.	(6)	(1,069)
Walt Disney Co. (The)	(92)	(10,501)

		(11,570)

Pharmaceuticals, Biotechnology & Life Sciences — (6.9)%
Alexion Pharmaceuticals, Inc.*	(466)	(84,239)
Allergan PLC (Ireland)*	(487)	(147,777)
Biogen, Inc.*	(13)	(5,251)
Bristol-Myers Squibb Co.	(90)	(5,989)
Celgene Corp.*	(43)	(4,977)
Eli Lilly & Co.	(57)	(4,759)
Endo International PLC (Ireland)*	(757)	(60,295)
Hospira, Inc.*	(742)	(65,823)
Mallinckrodt PLC (Ireland)*	(7)	(824)
Merck & Co., Inc.	(152)	(8,653)
Mylan NV (Netherlands)*	(1,001)	(67,928)
PerkinElmer, Inc.	(6)	(316)
Perrigo Co. PLC (Ireland)	(9)	(1,663)
Regeneron Pharmaceuticals, Inc.*	(268)	(136,715)
Thermo Fisher Scientific, Inc.	(1,194)	(154,932)
Vertex Pharmaceuticals, Inc.*	(1,070)	(132,124)
Zoetis, Inc.	(27)	(1,302)

		(883,567)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ABSOLUTE 500 FUND

Portfolio of Investments (Continued)

June 30, 2015

(Unaudited)

	Number
	of Shares	Value
COMMON STOCKS — (Continued)
Real Estate — (5.7)%
American Tower Corp.	(1,625)	$(151,596)
Apartment Investment & Management Co., Class A	(6)	(222)
AvalonBay Communities, Inc.	(7)	(1,119)
Boston Properties, Inc.	(8)	(968)
Crown Castle International Corp.	(18)	(1,445)
Equity Residential	(586)	(41,120)
Essex Property Trust, Inc.	(277)	(58,862)
General Growth Properties, Inc.	(48)	(1,232)
HCP, Inc.	(1,983)	(72,320)
Health Care REIT, Inc.	(1,212)	(79,544)
Host Hotels & Resorts, Inc.	(41)	(813)
Iron Mountain, Inc., REIT	(4)	(124)
Macerich Co. (The)	(681)	(50,803)
Prologis, Inc.	(29)	(1,076)
Public Storage	(10)	(1,844)
Realty Income Corp.	(975)	(43,280)
Simon Property Group, Inc.	(160)	(27,683)
SL Green Realty Corp.	(427)	(46,923)
Ventas, Inc.	(1,421)	(88,230)
Vornado Realty Trust	(603)	(57,243)
Weyerhaeuser Co.	(28)	(882)

		(727,329)

Retailing — (6.5)%
Amazon.com, Inc.*	(479)	(207,928)
Expedia, Inc.	(571)	(62,439)
Netflix, Inc.*	(260)	(170,804)
Nordstrom, Inc.	(821)	(61,164)
O’Reilly Automotive, Inc.*	(1)	(226)
Priceline Group, Inc. (The)*	(3)	(3,454)
Tractor Supply Co.	(586)	(52,705)
TripAdvisor, Inc.*	(616)	(53,678)
Urban Outfitters, Inc.*	(565)	(19,775)
Walgreens Boots Alliance, Inc.	(2,310)	(195,056)

		(827,229)

Semiconductors & Semiconductor Equipment — (2.7)%
Avago Technologies Ltd. (Singapore)	(422)	(56,096)
Broadcom Corp., Class A	(2,659)	(136,912)
First Solar, Inc.*	(433)	(20,342)
Microchip Technology, Inc.	(11)	(522)
Qorvo, Inc.*	(635)	(50,971)
Skyworks Solutions, Inc.	(820)	(85,362)

		(350,205)

	Number
	of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (6.3)%
Adobe Systems, Inc.*	(1,857)	$(150,436)
Akamai Technologies, Inc.*	(767)	(53,552)
Autodesk, Inc.*	(978)	(48,973)
Citrix Systems, Inc.*	(688)	(48,270)
Facebook, Inc., Class A*	(2,108)	(180,792)
Fiserv, Inc.*	(8)	(663)
Google, Inc., Class C*	(127)	(66,321)
MasterCard, Inc., Class A	(12)	(1,122)
Red Hat, Inc.*	(786)	(59,681)
salesforce.com inc*	(2,831)	(197,122)
Total System Services, Inc.	(6)	(251)
Xerox Corp.	(2)	(21)

		(807,204)

Technology Hardware & Equipment — (0.1)%
Amphenol Corp., Class A	(281)	(16,290)
Corning, Inc.	(48)	(947)

		(17,237)

Telecommunication Services — (0.8)%
Equinix, Inc.	(244)	(61,976)
Frontier Communications Corp.	(54)	(267)
Level 3 Communications, Inc.*	(678)	(35,710)

		(97,953)

Transportation — (0.5)%
American Airlines Group, Inc.	(38)	(1,518)
Kansas City Southern	(474)	(43,229)
Ryder System, Inc.	(229)	(20,008)

		(64,755)

Utilities — (6.8)%
Ameren Corp.	(1,042)	(39,263)
American Electric Power Co., Inc.	(355)	(18,804)
CenterPoint Energy, Inc.	(1,848)	(35,167)
Consolidated Edison, Inc.	(16)	(926)
Dominion Resources, Inc.	(661)	(44,201)
DTE Energy Co.	(770)	(57,473)
Duke Energy Corp.	(322)	(22,740)
Edison International	(1,399)	(77,756)
Entergy Corp.	(10)	(705)
Eversource Energy	(584)	(26,519)
Exelon Corp.	(47)	(1,477)
FirstEnergy Corp.	(1,813)	(59,013)
NextEra Energy, Inc.	(671)	(65,778)
NiSource, Inc.	(18)	(821)
NRG Energy, Inc.	(160)	(3,661)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ABSOLUTE 500 FUND

Portfolio of Investments (Concluded)

June 30, 2015

(Unaudited)

	Number
	of Shares	Value
COMMON STOCKS — (Continued)
Utilities — (Continued)
Pepco Holdings, Inc.	(1,087)	$(29,284)
PG&E Corp.	(2,049)	(100,606)
Pinnacle West Capital Corp.	(475)	(27,023)
PPL Corp.	(36)	(1,061)
Sempra Energy	(574)	(56,792)
Southern Co. (The)	(2,756)	(115,476)
TECO Energy, Inc.	(1,012)	(17,872)
Xcel Energy, Inc.	(2,177)	(70,056)

		(872,474)

TOTAL COMMON STOCK (Proceeds $10,569,200)		(10,380,858)

TOTAL SECURITIES SOLD SHORT - (81.2)%		(10,380,858)

(Proceeds $10,569,200)

OTHER ASSETS IN EXCESS OF LIABILITIES - 39.7%		5,081,694

NET ASSETS - 100.0%		$12,785,495

†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
(a)	All or a portion of the security is on loan. At June 30, 2015, the market value of securities on loan was $2,648,516.
*	Non-income producing.
**	The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis are as follows:

Aggregate cost	$17,919,661

Gross unrealized appreciation	$852,760
Gross unrealized depreciation	(687,762)

Net unrealized appreciation	$164,998

REIT  Real Estate Investment Trust

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments

June 30, 2015

(Unaudited)

	Number of Shares	Value
LONG POSITIONS — 174.0%
COMMON STOCKS — 174.0%
Automobiles & Components — 6.7%
Allison Transmission Holdings, Inc.†(a)	428,448	$12,536,388
American Axle & Manufacturing Holdings, Inc.†*	516,088	10,791,400
Cooper Tire & Rubber Co.†(a)	299,846	10,143,790
Cooper-Standard Holding, Inc.*	4,583	281,717
Dana Holding Corp.†	253,611	5,219,314
Delphi Automotive PLC (Jersey)†	115,134	9,796,752
Ford Motor Co.	70,994	1,065,620
Gentex Corp.†(a)	109,352	1,795,560
Goodyear Tire & Rubber Co. (The)	550,695	16,603,454
Harley-Davidson, Inc.†	17,182	968,206
Johnson Controls, Inc.†	132,049	6,540,387
Magna International, Inc. (Canada)†	204,457	11,467,993
Tenneco, Inc.†*	11,109	638,101
Thor Industries, Inc.†(a)	92,528	5,207,476
Tower International, Inc.†*	9,875	257,244

		93,313,402

Capital Goods — 27.8%
Actuant Corp., Class A†(a)	108,594	2,507,435
Aegion Corp.†*	85,626	1,621,756
American Woodmark Corp.†(a)*	51,688	2,835,087
Apogee Enterprises, Inc.	13,320	701,165
Astronics Corp.†*	50,680	3,592,705
AZZ, Inc.†(a)	49,631	2,570,886
Babcock & Wilcox Co. (The)*	214,557	7,037,470
Barnes Group, Inc.†(a)	75,811	2,955,871
Blount International, Inc.†*	6,398	69,866
Boeing Co. (The)	6,821	946,209
Brady Corp., Class A(a)	35,341	874,336
Caterpillar, Inc.†	59,730	5,066,299
Chicago Bridge & Iron Co. NV (Netherlands)(a)	173,889	8,701,406
Colfax Corp.(a)*	10,924	504,143
Comfort Systems USA, Inc.	11,478	263,420
Continental Building Products, Inc.†*	140,550	2,978,254
Crane Co.†	173,124	10,167,573
Cubic Corp.†	50,255	2,391,133
Cummins, Inc.†	54,260	7,118,369
Curtiss-Wright Corp.†(a)	104,222	7,549,842
Dover Corp.(a)	72,901	5,116,192
Dycom Industries, Inc.*	2,511	147,772
Eaton Corp. PLC (Ireland)†	29,457	1,988,053

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
EMCOR Group, Inc.†	93,716	$4,476,813
Fastenal Co.(a)	6,956	293,404
Federal Signal Corp.†	144,631	2,156,448
Fluor Corp.†(a)	82,423	4,369,243
General Cable Corp.(a)	243,968	4,813,489
General Dynamics Corp.†(a)	105,239	14,911,314
Granite Construction, Inc.	76,537	2,717,829
HD Supply Holdings, Inc.*	29,966	1,054,204
Heico Corp.(a)	18,574	1,082,864
Honeywell International, Inc.†	22,795	2,324,406
Huntington Ingalls Industries, Inc.†(a)	130,915	14,739,720
Hyster-Yale Materials Handling, Inc.†	17,374	1,203,671
IDEX Corp†	17,428	1,369,492
II-VI, Inc.*	79,001	1,499,439
Illinois Tool Works, Inc.†	61,271	5,624,065
Jacobs Engineering Group, Inc.†*	143,097	5,812,600
John Bean Technologies Corp.	37,360	1,404,362
Kaman Corp.(a)	42,142	1,767,435
Kennametal, Inc.†	344,015	11,737,792
Keysight Technologies, Inc.†*	131,831	4,111,809
L-3 Communications Holdings, Inc.	66,211	7,507,003
Lincoln Electric Holdings, Inc.†(a)	181,162	11,030,954
Lindsay Corp.(a)	5,666	498,098
Manitowoc Co., Inc. (The)(a)	252,736	4,953,626
Masco Corp.†(a)	370,091	9,870,327
Meritor, Inc.(a)*	429,166	5,630,658
Moog, Inc., Class A†*	69,718	4,927,668
MRC Global, Inc.†*	392,081	6,053,731
Mueller Industries, Inc.†(a)	55,963	1,943,035
Mueller Water Products, Inc., Class A†	177,380	1,614,158
PACCAR, Inc.†(a)	188,452	12,025,122
Parker-Hannifin Corp.†(a)	110,506	12,855,163
RBC Bearings, Inc.*	41,314	2,964,693
Rockwell Automation, Inc.(a)	144,298	17,985,303
Simpson Manufacturing Co., Inc.(a)	41,378	1,406,852
Snap-on, Inc.	25,780	4,105,465
Spirit AeroSystems Holdings, Inc., Class A†*	326,220	17,977,984
SPX Corp.†	64,690	4,682,909
Stanley Black & Decker, Inc.	174,443	18,358,381
Sun Hydraulics Corp.(a)	32,849	1,251,875
Textron, Inc.	360,882	16,106,164
Thermon Group Holdings, Inc.*	40,395	972,308

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

June 30, 2015

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
TriMas Corp.†*	31,439	$930,594
Triumph Group, Inc.†(a)	190,214	12,552,222
United Rentals, Inc.(a)*	58,782	5,150,479
United Technologies Corp.	77,132	8,556,253
Valmont Industries, Inc.(a)	38,503	4,576,852
Wabash National Corp.(a)*	462,953	5,805,431
Wabtec Corp.(a)	64,901	6,116,270
Watts Water Technologies, Inc., Class A†	81,204	4,210,427
WESCO International, Inc.(a)*	106,334	7,298,766

		385,094,412

Commercial & Professional Services — 7.5%
ACCO Brands Corp.†*	342,874	2,664,131
CEB, Inc.(a)	9,656	840,651
Cintas Corp.(a)	125,070	10,579,671
Copart, Inc.†*	123,027	4,364,998
Deluxe Corp.(a)	23,905	1,482,110
Exponent, Inc.†(a)	22,729	1,017,805
FTI Consulting, Inc.(a)*	92,538	3,816,267
G&K Services, Inc., Class A(a)	7,205	498,154
Herman Miller, Inc.	67	1,938
HNI Corp.(a)	19,819	1,013,742
Insperity, Inc.†	48,893	2,488,654
Interface, Inc.†	138,945	3,480,572
Korn/Ferry International†	110,473	3,841,146
Manpowergroup, Inc.†	90,246	8,066,187
MSA Safety, Inc.†	1,149	55,738
Multi-Color Corp.(a)	37,742	2,410,959
On Assignment, Inc.*	35,025	1,375,782
Pitney Bowes, Inc.†(a)	679,330	14,136,857
Progressive Waste Solutions Ltd. (Canada)	20,613	553,459
Quad/Graphics, Inc.	81,349	1,505,770
Ritchie Bros Auctioneers, Inc. (Canada)(a)	150,131	4,191,658
Robert Half International, Inc.†	8,273	459,152
RPX Corp.*	125,729	2,124,820
RR Donnelley & Sons Co.(a)	438,059	7,635,368
Service Corp. International/US(a)	56,291	1,656,644
ServiceMaster Global Holdings, Inc.*	83,948	3,036,399
Towers Watson & Co., Class A†	101,504	12,769,203
UniFirst Corp.†	36,129	4,041,029
West Corp.†	116,685	3,512,218

		103,621,082

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Durables & Apparel — 7.7%
Carter’s, Inc.†	124,130	$13,195,019
Coach, Inc.(a)	273,425	9,463,239
Columbia Sportswear Co.(a)	50,514	3,054,076
Fossil Group, Inc.(a)*	146,595	10,167,829
Harman International Industries, Inc.†	31,835	3,786,455
Hasbro, Inc.(a)	68,126	5,095,144
Helen Of Troy Ltd. (Bermuda)*	56,650	5,522,807
iRobot Corp.(a)*	1,714	54,642
lululemon athletica, Inc.(a)*	82,704	5,400,571
Mattel, Inc.(a)	235,170	6,041,517
Michael Kors Holdings Ltd. (British Virgin Islands)†*	379,971	15,992,979
NVR, Inc.†(a)*	1,941	2,600,940
Oxford Industries, Inc.(a)	27,314	2,388,609
PVH Corp.†(a)	43,903	5,057,626
Skechers U.S.A., Inc., Class A(a)*	12,215	1,341,085
Tumi Holdings, Inc.(a)*	120,935	2,481,586
Tupperware Brands Corp.(a)	95,525	6,165,184
Universal Electronics, Inc.*	22,024	1,097,676
VF Corp.	2,879	200,781
Wolverine World Wide, Inc.(a)	278,381	7,928,291

		107,036,056

Consumer Services — 4.2%
Apollo Education Group, Inc.*	38,658	497,915
Bob Evans Farms, Inc.(a)	41,177	2,102,086
Boyd Gaming Corp.†(a)*	472,342	7,061,513
Capella Education Co.†(a)	31,343	1,682,179
Cracker Barrel Old Country Store, Inc.(a)	975	145,431
Darden Restaurants, Inc.†	104,878	7,454,728
DeVry Education Group, Inc.	9,511	285,140
DineEquity, Inc.†	48,077	4,763,950
Hillenbrand, Inc.†(a)	109,583	3,364,198
Hyatt Hotels Corp., Class A†*	50,468	2,861,031
Interval Leisure Group, Inc.(a)	40,770	931,594
Jack in the Box, Inc.†	86,578	7,632,716
La Quinta Holdings, Inc.*	13,019	297,484
Pinnacle Entertainment, Inc.(a)*	59,452	2,216,371
Sabre Corp.(a)	127,278	3,029,216
Speedway Motorsports, Inc.†	11,635	263,533
Strayer Education, Inc.(a)*	5,070	218,517
Vail Resorts, Inc.†	28,659	3,129,563
Wyndham Worldwide Corp.†(a)	121,098	9,919,137

		57,856,302

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

June 30, 2015

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Food & Staples Retailing — 3.2%
Fresh Market, Inc. (The)(a)*	276,702	$8,893,202
Ingles Markets, Inc., Class A†	56,800	2,713,336
Rite Aid Corp.(a)*	1,017,043	8,492,309
SpartanNash Co.†	32,380	1,053,645
SUPERVALU, Inc.†*	1,029,020	8,324,772
Sysco Corp.	130,350	4,705,635
Wal-Mart Stores, Inc.	92,687	6,574,289
Weis Markets, Inc.	6,379	268,875
Whole Foods Market, Inc.(a)	97,181	3,832,819

		44,858,882

Food, Beverage & Tobacco — 13.6%
Altria Group, Inc.†	221,106	10,814,294
Archer-Daniels-Midland Co.†	90,448	4,361,403
B&G Foods, Inc.†(a)	135,015	3,851,978
Bunge, Ltd. (Bermuda)†	236,141	20,733,180
Campbell Soup Co.(a)	85,242	4,061,781
Coca-Cola Co. (The)	58,907	2,310,922
Coca-Cola Enterprises, Inc.†	171,595	7,454,087
ConAgra Foods, Inc.†	343,965	15,038,150
Dean Foods Co.†	447,847	7,241,686
Dr Pepper Snapple Group, Inc.†	210,449	15,341,732
Flowers Foods, Inc.†(a)	337,232	7,132,457
Hershey Co. (The)(a)	53,587	4,760,133
Hormel Foods Corp.(a)	219,446	12,370,171
Ingredion, Inc.†	57,899	4,620,919
Kellogg Co.†	38,865	2,436,836
Mead Johnson Nutrition Co.	23,092	2,083,360
Monster Beverage Corp.†*	152,339	20,416,473
National Beverage Corp.(a)*	8,640	194,314
Philip Morris International, Inc.†	28,038	2,247,806
Pilgrim’s Pride Corp.(a)	773,710	17,772,119
Reynolds American, Inc.†	22,315	1,666,012
Sanderson Farms, Inc.(a)	235,714	17,716,264
Tootsie Roll Industries, Inc.(a)	14,865	480,288
Universal Corp.(a)	49,684	2,847,887
Vector Group, Ltd.(a)	30,551	716,726

		188,670,978

Health Care Equipment & Services — 9.6%
Abaxis, Inc.(a)	24,246	1,248,184
Abbott Laboratories†	221,435	10,868,030
Amedisys, Inc.(a)*	79,717	3,167,156
Anika Therapeutics, Inc.†*	77,889	2,572,674
Becton Dickinson and Co.†	13,939	1,974,493

	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
Cardinal Health, Inc.	1,336	$111,756
Computer Programs & Systems, Inc.(a)	23,588	1,260,071
Cyberonics, Inc.(a)*	56,562	3,363,177
DENTSPLY International, Inc.†	69,172	3,565,817
Edwards Lifesciences Corp.†*	85,187	12,133,184
Globus Medical, Inc., Class A†*	26,824	688,572
Halyard Health, Inc.(a)*	77,248	3,128,544
HCA Holdings, Inc.†*	14,284	1,295,844
ICU Medical, Inc.†*	47,748	4,567,574
Kindred Healthcare, Inc.(a)	3,147	63,853
Laboratory Corp. of America Holdings†(a)*	35,419	4,293,491
LifePoint Health, Inc.†*	84,707	7,365,274
McKesson Corp.†	42,552	9,566,115
MEDNAX, Inc.†(a)*	66,850	4,954,254
Meridian Bioscience, Inc.(a)	39,349	733,465
Natus Medical, Inc.†(a)*	85,420	3,635,475
Omnicare, Inc.(a)	149,706	14,109,790
PharMerica Corp.*	96,357	3,208,688
Quality Systems, Inc.†(a)	159,548	2,643,710
Quest Diagnostics, Inc.†	48,863	3,543,545
St Jude Medical, Inc.	54,022	3,947,388
STERIS Corp.(a)	91,731	5,911,146
Teleflex, Inc.(a)	61,077	8,272,880
Universal Health Services, Inc., Class B†	75,889	10,783,827

		132,977,977

Household & Personal Products — 3.7%
Avon Products, Inc.†(a)	1,446,184	9,053,112
Church & Dwight Co., Inc.†	61,079	4,955,339
Clorox Co. (The)†(a)	53,407	5,555,396
Energizer Holdings, Inc.†*	119,240	15,686,022
Estee Lauder Cos., Inc. (The), Class A†(a)	71,005	6,153,293
Inter Parfums, Inc.(a)	13,915	472,136
Kimberly-Clark Corp.†	68,797	7,290,418
Procter & Gamble Co. (The)	19,828	1,551,343
Revlon, Inc., Class A(a)*	11,624	426,717

		51,143,776

Media — 5.8%
Communications Sales & Leasing, Inc.	—	5

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

June 30, 2015

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Media — (Continued)
Discovery Communications, Inc., Class A(a)*	141,249	$4,697,942
Gannett Co., Inc.*	7,730	247,901
Gray Television, Inc.*	2,192	34,371
Interpublic Group of Cos, Inc. (The)	599,303	11,548,569
John Wiley & Sons, Inc., Class A	5,638	306,538
Loral Space & Communications, Inc.†*	2,634	166,258
Madison Square Garden, Inc., Class A*	88,020	7,348,790
Meredith Corp.(a)	23,179	1,208,785
National CineMedia, Inc.†	130,403	2,081,232
New York Times Co. (The), Class A(a)	232,034	3,167,264
News Corp., Class A(a)*	43,339	632,316
Nexstar Broadcasting Group, Inc.(a)	109,375	6,125,000
Omnicom Group, Inc.(a)	151,856	10,552,473
Orbital ATK, Inc.†	159,166	11,676,418
Scholastic Corp.(a)	70,916	3,129,523
Scripps Networks Interactive, Inc., Class A(a)	6,697	437,783
TEGNA, Inc.	16,913	542,400
Time, Inc.(a)	261,156	6,009,200
Tribune Media Co., Class A†(a)	198,771	10,612,384

		80,525,152

Pharmaceuticals, Biotechnology & Life Sciences — 14.5%
Agilent Technologies, Inc.	18,778	724,455
AMAG Pharmaceuticals, Inc.(a)*	100,969	6,972,919
Amgen, Inc.†	112,986	17,345,611
Bio-Rad Laboratories, Inc.†(a)*	60,099	9,051,510
Bruker Corp.*	8,960	182,874
Cambrex Corp.†*	69,472	3,052,600
Depomed, Inc.†(a)*	226,735	4,865,733
Enanta Pharmaceuticals, Inc.(a)*	9,684	435,683
Gilead Sciences, Inc.†	241,138	28,232,437
Lannett Co., Inc.(a)*	348,497	20,714,662
Macrogenics, Inc.(a)*	997	37,856
Mallinckrodt PLC (Ireland)*	40,205	4,732,933
Medivation, Inc.(a)*	43,671	4,987,228
Mettler-Toledo International, Inc.(a)*	19,187	6,551,593
Nektar Therapeutics(a)*	350,236	4,381,452
NewLink Genetics Corp.(a)*	269,455	11,928,773
PAREXEL International Corp.†(a)*	222,585	14,314,441
PDL BioPharma, Inc.(a)	1,542,595	9,918,886
Pfizer, Inc.†	303,470	10,175,349

	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
Phibro Animal Health Corp., Class A†	63,883	$2,487,604
Prestige Brands Holdings, Inc.(a)*	32,008	1,480,050
Quintiles Transnational Holdings, Inc.†*	119,458	8,673,845
Sucampo Pharmaceuticals, Inc., Class A(a)*	70,260	1,154,372
United Therapeutics Corp.(a)*	89,828	15,625,581
Valeant Pharmaceuticals International, Inc. (Canada)†*	45,196	10,040,291
Waters Corp.†*	21,541	2,765,434

		200,834,172

Retailing — 20.9%
American Eagle Outfitters, Inc.(a)	452,032	7,783,991
Asbury Automotive Group, Inc.†(a)*	81,680	7,401,842
Ascena Retail Group, Inc.*	69,155	1,151,777
Barnes & Noble, Inc.(a)*	225,367	5,850,527
Bed Bath & Beyond, Inc.(a)*	120,555	8,315,884
Best Buy Co., Inc.†(a)	212,977	6,945,180
Big Lots, Inc.(a)	325,229	14,632,053
Buckle, Inc. (The)(a)	77,610	3,552,210
Caleres, Inc.†(a)	118,921	3,779,309
Cato Corp. (The), Class A†(a)	80,628	3,125,141
Chico’s FAS, Inc.†(a)	453,533	7,542,254
Children’s Place Retail Store, Inc. (The)(a)	145,375	9,508,979
Dick’s Sporting Goods, Inc.†	97,753	5,060,673
Dillard’s, Inc., Class A†(a)	76,404	8,036,937
Dollar General Corp.†	64,307	4,999,226
Dollar Tree, Inc.†*	65,306	5,158,521
Express, Inc.*	206,448	3,738,773
Five Below, Inc.(a)*	164	6,483
Foot Locker, Inc.†(a)	150,485	10,084,000
GameStop Corp., Class A(a)	61,382	2,636,971
Gap, Inc. (The)(a)	294,614	11,245,416
Genesco, Inc.(a)*	58,244	3,845,851
Genuine Parts Co.†	58,838	5,267,766
GNC Holdings, Inc., Class A†	82,935	3,688,949
Guess?, Inc.(a)	570,887	10,943,904
Hibbett Sports, Inc.(a)*	143,490	6,683,764
Home Depot, Inc. (The)†	54,988	6,110,816
Kohl’s Corp.(a)	208,593	13,060,008
L Brands, Inc.†	54,483	4,670,828
Lands’ End, Inc.(a)*	130,550	3,241,556

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

June 30, 2015

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Retailing — (Continued)
Liberty Interactive Corp.*	81,329	$2,256,880
Lowe’s Cos., Inc.†	172,861	11,576,501
Macy’s, Inc.†(a)	193,655	13,065,903
Michaels Cos., Inc. (The)(a)*	131,558	3,540,226
Murphy USA, Inc.†(a)*	162,158	9,051,660
Office Depot, Inc.†*	719,889	6,234,239
Outerwall, Inc.(a)	207,211	15,770,829
RetailMeNot, Inc.(a)*	73,837	1,316,514
Ross Stores, Inc.(a)	161,428	7,847,015
Sally Beauty Holdings, Inc.†*	260,647	8,231,232
Select Comfort Corp.*	19,386	582,937
Sonic Automotive, Inc., Class A	77	1,835
Target Corp.(a)	149,672	12,217,725
TJX Cos., Inc. (The)†	111,133	7,353,671
Zumiez, Inc.†(a)*	110,553	2,944,026

		290,060,782

Semiconductors & Semiconductor Equipment — 8.9%
Advanced Energy Industries, Inc.†*	128,660	3,536,863
Altera Corp.†	27,658	1,416,090
Cabot Microelectronics Corp.†*	65,461	3,083,868
Cirrus Logic, Inc.(a)*	174,423	5,935,615
Diodes, Inc.†*	308	7,426
Fairchild Semiconductor International, Inc.(a)*	433,420	7,532,840
Integrated Device Technology, Inc.†*	740,321	16,064,966
Intel Corp.†	266,088	8,093,066
Linear Technology Corp.	134,372	5,943,274
Marvell Technology Group Ltd. (Bermuda)†	58,376	769,688
Micron Technology, Inc.†(a)*	682,040	12,849,634
MKS Instruments, Inc.†(a)	86,964	3,299,414
NVIDIA Corp.	38,285	769,911
Qorvo, Inc.†*	49,899	4,005,393
Rambus, Inc.(a)*	51,145	741,091
Skyworks Solutions, Inc.†	96,702	10,066,678
Teradyne, Inc.(a)	781,269	15,070,679
Tessera Technologies, Inc.	224,701	8,534,144
Texas Instruments, Inc.†	286,810	14,773,583

		122,494,223

Software & Services — 18.6%
Accenture PLC, Class A (Ireland)†	57,103	5,526,428
Activision Blizzard, Inc.†(a)	388,501	9,405,609
Advent Software, Inc.(a)	53,076	2,346,490
Amdocs, Ltd. (Channel Islands)†(a)	121,946	6,657,032

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
ANSYS, Inc.†*	8,490	$774,628
Aspen Technology, Inc.†*	203,816	9,283,819
Automatic Data Processing, Inc.†(a)	91,635	7,351,876
AVG Technologies NV (Netherlands)†*	120,696	3,284,138
Booz Allen Hamilton Holding Corp.†	211,156	5,329,577
Broadridge Financial Solutions, Inc.†	168,213	8,412,332
CA, Inc.†(a)	485,241	14,212,709
CGI Group, Inc., Class A (Canada)(a)*	121,666	4,754,707
Computer Sciences Corp.†	270,135	17,731,661
Convergys Corp.(a)	19,574	498,941
CSG Systems International, Inc.(a)	68,068	2,155,033
DST Systems, Inc.†	108,523	13,671,728
Electronic Arts, Inc.†*	363,999	24,205,934
Endurance International Group Holdings, Inc.*	88,697	1,832,480
Euronet Worldwide, Inc.(a)*	28,900	1,783,130
International Business Machines Corp.†	34,703	5,644,790
Jack Henry & Associates, Inc.(a)	49,788	3,221,284
Leidos Holdings, Inc.†(a)	67,114	2,709,392
MAXIMUS, Inc.†(a)	69,658	4,578,620
Mentor Graphics Corp.(a)	93,423	2,469,170
Microsoft Corp.†	180,200	7,955,830
MicroStrategy, Inc., Class A†*	29,816	5,071,105
NetScout Systems, Inc.(a)*	120,588	4,421,962
NeuStar, Inc., Class A(a)*	347,323	10,145,305
NIC, Inc.†	54,348	993,481
Open Text Corp. (Canada)	53,883	2,183,878
Oracle Corp.†	60,014	2,418,564
Science Applications International Corp.†(a)	113,634	6,005,557
Sykes Enterprises, Inc.†*	51,847	1,257,290
Symantec Corp.†(a)	242,587	5,640,148
Take-Two Interactive Software, Inc.(a)*	252,209	6,953,402
TiVo, Inc.†(a)*	598,115	6,064,886
VASCO Data Security International, Inc.(a)*	156,824	4,734,517
VeriSign, Inc.(a)*	213,959	13,205,549
Virtusa Corp.†*	12,766	656,172
WebMD Health Corp.†*	139,106	6,159,614
Western Union Co. (The)(a)	794,658	16,155,397

		257,864,165

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

June 30, 2015

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Technology Hardware & Equipment — 15.7%
ADTRAN, Inc.	162,432	$2,639,520
Anixter International, Inc.†(a)*	70,033	4,562,650
Apple, Inc.†	120,834	15,155,604
ARRIS Group, Inc.†*	191,346	5,855,188
Arrow Electronics, Inc.†*	40,417	2,255,269
AVX Corp.†(a)	73,973	995,677
Blackberry, Ltd. (Canada)(a)*	220,655	1,804,958
Brocade Communications Systems, Inc.†	1,455,087	17,286,434
CDW Corp.†	237,327	8,135,570
Celestica, Inc. (Canada)*	150,780	1,755,079
Ciena Corp.(a)*	7,768	183,946
Coherent, Inc.†(a)*	51,771	3,286,423
CommScope Holding Co., Inc.†*	304,477	9,289,593
Harris Corp.†	126,059	9,695,205
Hewlett-Packard Co.†(a)	390,622	11,722,566
Ingram Micro, Inc., Class A*	3,115	77,968
Insight Enterprises, Inc.†(a)*	71,405	2,135,724
InterDigital, Inc.(a)	187,532	10,668,695
InvenSense, Inc.(a)*	280,007	4,228,106
Juniper Networks, Inc.†	222,613	5,781,260
Lexmark International, Inc., Class A(a)	142,951	6,318,434
Littelfuse, Inc.(a)	26,638	2,527,680
Methode Electronics, Inc.†(a)	158,922	4,362,409
Mitel Networks Corp. (Canada)*	18,186	160,582
Motorola Solutions, Inc.†(a)	228,743	13,116,124
NCR Corp.†*	579,988	17,457,639
NetApp, Inc.†	98,898	3,121,221
OSI Systems, Inc.†(a)*	51,314	3,632,518
Polycom, Inc.(a)*	535,583	6,127,069
QUALCOMM, Inc.†	165,456	10,362,509
SanDisk Corp.(a)	63,581	3,701,686
Sanmina Corp.†*	187,385	3,777,682
Seagate Technology PLC (Ireland)(a)	7,860	373,350
Tech Data Corp.*	17,845	1,027,158
TTM Technologies, Inc.*	187,467	1,872,795
Ubiquiti Networks, Inc.(a)	57,604	1,838,432
Vishay Intertechnology, Inc.(a)	475,753	5,556,795
Western Digital Corp.†	155,892	12,225,051
Zebra Technologies Corp., Class A†*	14,946	1,659,753

		216,734,322

Telecommunication Services — 1.3%
CenturyLink, Inc.†	128,338	3,770,570

	Number of Shares	Value
COMMON STOCKS — (Continued)
Telecommunication Services — (Continued)
Shenandoah Telecommunications Co.	12,681	$434,071
Verizon Communications, Inc.†	280,469	13,072,660
Windstream Holdings, Inc.(a)	1	4

		17,277,305

Transportation — 4.3%
American Airlines Group, Inc.†	77,751	3,104,986
ArcBest Corp.†	128,247	4,078,255
Atlas Air Worldwide Holdings, Inc.(a)*	49,496	2,720,300
Canadian Pacific Railway, Ltd. (Canada)	335	53,677
Con-way, Inc.†(a)	83,471	3,202,782
Delta Air Lines, Inc.†	321,718	13,216,175
Hawaiian Holdings, Inc.(a)*	262,435	6,232,831
Heartland Express, Inc.(a)	62,285	1,260,026
JetBlue Airways Corp.(a)*	152,787	3,171,858
Matson, Inc.†	94,170	3,958,907
Southwest Airlines Co.†	444,890	14,721,410
United Continental Holdings, Inc.†*	76,657	4,063,588

		59,784,795

TOTAL COMMON STOCKS (Cost $2,204,916,663)		2,410,147,783

TOTAL LONG POSITIONS - 174.0%		2,410,147,783

(Cost $2,204,916,663)**

SHORT POSITIONS — (74.3)%
COMMON STOCKS — (74.3)%
Automobiles & Components — (1.8)%
BorgWarner, Inc.	(100,050)	(5,686,842)
Drew Industries, Inc.	(22,378)	(1,298,372)
Federal-Mogul Holdings Corp.*	(77,467)	(879,250)
Lear Corp.	(67,427)	(7,569,355)
Standard Motor Products, Inc.	(30,253)	(1,062,485)
Superior Industries International, Inc.	(5,354)	(98,032)
Tesla Motors, Inc.*	(29,434)	(7,895,965)

		(24,490,301)

Capital Goods — (11.0)%
AAON, Inc.	(21,471)	(483,527)
AAR Corp.	(136,915)	(4,363,481)
Acuity Brands, Inc.	(12,967)	(2,333,801)
Advanced Drainage Systems, Inc.	(50,638)	(1,485,213)
AECOM*	(150,842)	(4,989,853)
Alamo Group, Inc.	(730)	(39,887)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

June 30, 2015

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Allegion PLC (Ireland)	(7,007)	$(421,401)
AO Smith Corp.	(29,724)	(2,139,534)
Armstrong World Industries, Inc.*	(9,910)	(528,005)
Beacon Roofing Supply, Inc.*	(934)	(31,027)
Briggs & Stratton Corp.	(146,249)	(2,816,756)
Builders FirstSource, Inc.*	(170,215)	(2,185,561)
CAE, Inc. (Canada)	(5,371)	(64,076)
Carlisle Cos, Inc.	(2,458)	(246,095)
Chart Industries, Inc.*	(51,017)	(1,823,858)
Circor International, Inc.	(4,503)	(245,549)
Donaldson Co., Inc.	(111,382)	(3,987,476)
Encore Wire Corp.	(20,345)	(901,080)
EnerSys	(555)	(39,011)
EnPro Industries, Inc.	(48,970)	(2,802,063)
ESCO Technologies, Inc.	(30,546)	(1,142,726)
Esterline Technologies Corp.*	(43,897)	(4,185,140)
Flowserve Corp.	(16,778)	(883,529)
Franklin Electric Co., Inc.	(8,306)	(268,533)
Gopro, Inc., Class A*	(5,981)	(315,318)
Graco, Inc.	(34,074)	(2,420,276)
Griffon Corp.	(38,918)	(619,575)
Harsco Corp.	(88,750)	(1,464,375)
Hexcel Corp.	(22,989)	(1,143,473)
Ingersoll-Rand PLC (Ireland)	(94,233)	(6,353,189)
Joy Global, Inc.	(113,697)	(4,115,831)
KBR, Inc.	(215,714)	(4,202,109)
Lennox International, Inc.	(61,652)	(6,639,304)
MasTec, Inc.*	(358,181)	(7,117,056)
MSC Industrial Direct Co., Inc., Class A	(37,457)	(2,613,375)
NCI Building Systems, Inc.*	(47,383)	(714,062)
Nordson Corp.	(5,016)	(390,696)
Nortek, Inc.*	(6,807)	(565,866)
NOW, Inc.*	(28,094)	(559,352)
Oshkosh Corp.	(101,709)	(4,310,427)
Pall Corp.	(1,149)	(142,993)
Ply Gem Holdings, Inc.*	(64,524)	(760,738)
Polypore International, Inc.*	(107,625)	(6,444,585)
Power Solutions International, Inc.*	(18,316)	(989,430)
Primoris Services Corp.	(138,934)	(2,750,893)
Raven Industries, Inc.	(81,418)	(1,655,228)
Regal Beloit Corp.	(103,137)	(7,486,715)
Rush Enterprises, Inc., Class A*	(79,991)	(2,096,564)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Sensata Technologies Holding NV (Netherlands)*	(147,294)	$(7,768,286)
SolarCity Corp.*	(141,564)	(7,580,752)
Standex International Corp.	(14,379)	(1,149,313)
TASER International, Inc.*	(63,457)	(2,113,753)
Teledyne Technologies, Inc.*	(1,504)	(158,687)
Terex Corp.	(142,601)	(3,315,473)
Textainer Group Holdings Ltd. (Bermuda)	(76,357)	(1,986,046)
Toro Co. (The)	(51,281)	(3,475,826)
TransDigm Group, Inc.*	(19,248)	(4,324,448)
Trex Co., Inc.*	(28,073)	(1,387,648)
Tutor Perini Corp.*	(34,257)	(739,266)
Universal Forest Products, Inc.	(39,433)	(2,051,699)
Watsco, Inc.	(39,606)	(4,900,846)
Woodward, Inc.	(117,076)	(6,438,009)

		(151,668,664)

Commercial & Professional Services — (2.5)%
ABM Industries, Inc.	(26,063)	(856,691)
Advisory Board Co. (The)*	(135,369)	(7,400,623)
Clean Harbors, Inc.*	(45,633)	(2,452,317)
Covanta Holding Corp.	(146,048)	(3,094,757)
Healthcare Services Group, Inc.	(38,826)	(1,283,199)
Huron Consulting Group, Inc.*	(71,986)	(5,045,499)
ICF International, Inc.*	(5,011)	(174,683)
KAR Auction Services, Inc.	(23,298)	(871,345)
Kelly Services, Inc., Class A	(13,943)	(214,025)
Knoll, Inc.	(136,200)	(3,409,086)
Rollins, Inc.	(60,206)	(1,717,677)
Stantec, Inc. (Canada)	(7,676)	(224,369)
Steelcase, Inc., Class A	(10,277)	(194,338)
Tetra Tech, Inc.	(53,504)	(1,371,843)
TrueBlue, Inc.*	(52,581)	(1,572,172)
US Ecology, Inc.	(58,333)	(2,841,984)
WageWorks, Inc.*	(40,367)	(1,632,845)

		(34,357,453)

Consumer Durables & Apparel — (6.0)%
Brunswick Corp.	(16,348)	(831,459)
Crocs, Inc.*	(475,157)	(6,989,559)
Essendant, Inc.	(11,646)	(457,106)
Gildan Activewear, Inc. (Canada)	(184,368)	(6,128,392)
Hanesbrands, Inc.	(168,671)	(5,620,118)
KB Home	(257,998)	(4,282,767)
La-Z-Boy, Inc.	(96,658)	(2,545,972)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

June 30, 2015

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Durables & Apparel — (Continued)
Libbey, Inc.	(45,130)	$(1,865,223)
Meritage Homes Corp.*	(137,232)	(6,462,255)
Newell Rubbermaid, Inc.	(60,549)	(2,489,169)
Polaris Industries, Inc.	(6,770)	(1,002,705)
PulteGroup, Inc.	(285,157)	(5,745,914)
Ryland Group, Inc. (The)	(133,231)	(6,177,921)
Smith & Wesson Holding Corp.*	(176,744)	(2,932,183)
Standard Pacific Corp.*	(831,171)	(7,405,734)
Taylor Morrison Home Corp., Class A*	(23,829)	(485,158)
Toll Brothers, Inc.*	(32,877)	(1,255,573)
TRI Pointe Group, Inc.*	(222,240)	(3,400,272)
Under Armour, Inc., Class A*	(94,100)	(7,851,704)
Whirlpool Corp.	(33,431)	(5,785,235)
William Lyon Homes, Class A*	(115,644)	(2,968,581)

		(82,683,000)

Consumer Services — (4.3)%
2U, Inc.*	(116,612)	(3,753,740)
Bright Horizons Family Solutions, Inc.*	(102)	(5,896)
Churchill Downs, Inc.	(7,138)	(892,607)
ClubCorp Holdings, Inc.	(172,748)	(4,125,222)
Fiesta Restaurant Group, Inc.*	(82,032)	(4,101,600)
Graham Holdings Co., Class B	(1,615)	(1,736,206)
Grand Canyon Education, Inc.*	(6,539)	(277,254)
International Speedway Corp., Class A	(52,510)	(1,925,542)
LifeLock, Inc.*	(123,431)	(2,024,268)
Matthews International Corp., Class A	(14,523)	(771,752)
MGM Resorts International*	(316,873)	(5,782,932)
Norwegian Cruise Line Holdings Ltd. (Bermuda)*	(86,138)	(4,827,174)
Penn National Gaming, Inc.*	(311,486)	(5,715,768)
Royal Caribbean Cruises, Ltd. (Liberia)	(91,107)	(7,169,210)
Six Flags Entertainment Corp.	(56,623)	(2,539,542)
Texas Roadhouse, Inc.	(8,219)	(307,637)
Wendy’s Co. (The)	(363,872)	(4,104,476)
Wynn Resorts Ltd.	(75,261)	(7,426,003)
Yum! Brands, Inc.	(28,414)	(2,559,533)

		(60,046,362)

Food & Staples Retailing — (1.0)%
PriceSmart, Inc.	(70,210)	(6,405,960)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Food & Staples Retailing — (Continued)
Smart & Final Stores, Inc.*	(117,313)	$(2,096,383)
United Natural Foods, Inc.*	(75,516)	(4,808,859)

		(13,311,202)

Food, Beverage & Tobacco — (2.1)%
Calavo Growers, Inc.	(23,040)	(1,196,467)
Coca-Cola Bottling Co. Consolidated	(9,328)	(1,409,181)
Constellation Brands, Inc., Class A	(7,270)	(843,465)
Cott Corp. (Canada)	(235,703)	(2,305,175)
Darling Ingredients, Inc.*	(147,619)	(2,164,095)
Fresh Del Monte Produce, Inc. (Cayman Islands)	(17,739)	(685,790)
J&J Snack Foods Corp.	(10,005)	(1,107,253)
JM Smucker Co. (The)	(69,788)	(7,565,717)
Pinnacle Foods, Inc.	(21,575)	(982,526)
Snyders-Lance, Inc.	(58,373)	(1,883,697)
TreeHouse Foods, Inc.*	(33,134)	(2,684,848)
WhiteWave Foods Co., (The)*	(136,383)	(6,666,401)

		(29,494,615)

Health Care Equipment & Services — (8.8)%
Acadia Healthcare Co., Inc.*	(97,181)	(7,612,188)
Accuray, Inc.*	(156,054)	(1,051,804)
Adeptus Health, Inc., Class A*	(64,251)	(6,103,203)
AMN Healthcare Services, Inc.*	(163,585)	(5,167,650)
Analogic Corp.	(40,500)	(3,195,450)
athenahealth, Inc.*	(68,187)	(7,812,866)
Bio-Reference Laboratories, Inc.*	(72,138)	(2,975,692)
Bio-Techne Corp.	(37,901)	(3,732,111)
Brookdale Senior Living, Inc.*	(150,783)	(5,232,170)
Cantel Medical Corp.	(1,588)	(85,228)
Capital Senior Living Corp.*	(38,129)	(934,160)
Cardiovascular Systems, Inc.*	(103,086)	(2,726,625)
Cerner Corp.*	(115,635)	(7,985,753)
Chemed Corp.	(2,579)	(338,107)
Civitas Solutions, Inc.*	(580)	(12,371)
Cooper Cos., Inc. (The)	(5,650)	(1,005,530)
DaVita HealthCare Partners, Inc.*	(11,565)	(919,071)
DexCom, Inc.*	(25,751)	(2,059,565)
Endologix, Inc.*	(233,924)	(3,588,394)
Ensign Group, Inc. (The)	(63,828)	(3,259,058)
Envision Healthcare Holdings, Inc.*	(147,272)	(5,814,299)
Greatbatch, Inc.*	(9,107)	(491,049)
HealthSouth Corp.	(18,758)	(863,993)
HealthStream, Inc.*	(655)	(19,925)
HeartWare International, Inc.*	(24,446)	(1,776,980)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

June 30, 2015

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
Henry Schein, Inc.*	(7,286)	$(1,035,486)
Hill-Rom Holdings, Inc.	(78,444)	(4,261,863)
HMS Holdings Corp.*	(20,111)	(345,306)
Insulet Corp.*	(220,699)	(6,838,359)
IPC The Hospitalist Co., Inc.*	(10,767)	(596,384)
K2M Group Holdings, Inc.*	(36,217)	(869,932)
LDR Holding Corp.*	(13,203)	(571,030)
MedAssets, Inc.*	(8,618)	(190,113)
Medidata Solutions, Inc.*	(22,312)	(1,211,988)
Medtronic PLC (Ireland)	(48,390)	(3,585,699)
Novadaq Technologies, Inc. (Canada)*	(128,306)	(1,553,786)
NuVasive, Inc.*	(21,276)	(1,008,057)
NxStage Medical, Inc.*	(154,244)	(2,203,376)
Providence Service Corp. (The)*	(3,569)	(158,035)
Select Medical Holdings Corp.	(112,608)	(1,824,250)
Spectranetics Corp. (The)*	(177,845)	(4,092,213)
Surgical Care Affiliates, Inc.*	(43,388)	(1,665,231)
Team Health Holdings, Inc.*	(67,347)	(4,399,780)
Thoratec Corp.*	(63,788)	(2,843,031)
Tornier NV (Netherlands)*	(55,016)	(1,374,850)
VCA, Inc.*	(1,094)	(59,519)
Wright Medical Group, Inc.*	(221,990)	(5,829,457)

		(121,280,987)

Household & Personal Products — (0.7)%
Coty, Inc., Class A	(138,182)	(4,417,679)
Spectrum Brands Holdings, Inc.	(39,892)	(4,068,585)
WD-40 Co.	(19,460)	(1,696,134)

		(10,182,398)

Materials — (0.1)%
Pentair PLC (United Kingdom)	(22,627)	(1,555,606)

		(1,555,606)

Media — (1.6)%
AMC Entertainment Holdings, Inc., Class A	(1,532)	(47,002)
Clear Channel Outdoor Holdings, Inc., Class A	(9,574)	(96,985)
EW Scripps Co. (The), Class A	(18,160)	(414,956)
Live Nation Entertainment, Inc.*	(194,527)	(5,347,547)
Media General, Inc.*	(414,030)	(6,839,776)
New Media Investment Group, Inc.	(114,311)	(2,049,596)
Rentrak Corp.*	(46,877)	(3,272,015)
Time Warner Cable, Inc.	(10,253)	(1,826,777)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Media — (Continued)
Walt Disney Co. (The)	(3,239)	$(369,699)
World Wrestling Entertainment, Inc., Class A	(124,145)	(2,048,392)

		(22,312,745)

Pharmaceuticals, Biotechnology & Life Sciences — (3.4)%
Acceleron Pharma, Inc.*	(316)	(9,998)
Acorda Therapeutics, Inc.*	(17,449)	(581,575)
Aegerion Pharmaceuticals, Inc.*	(17,960)	(340,701)
Affymetrix, Inc.*	(3,739)	(40,830)
Albany Molecular Research, Inc.*	(90,966)	(1,839,333)
Alexion Pharmaceuticals, Inc.*	(3,102)	(560,751)
Allergan PLC (Ireland)*	(7,510)	(2,278,985)
ARIAD Pharmaceuticals, Inc.*	(94,300)	(779,861)
Celldex Therapeutics, Inc.*	(65,958)	(1,663,461)
Cempra, Inc.*	(19,108)	(656,551)
Chimerix, Inc.*	(271)	(12,520)
Clovis Oncology, Inc.*	(792)	(69,601)
Coherus Biosciences, Inc.*	(39,639)	(1,145,567)
Diplomat Pharmacy, Inc.*	(180,045)	(8,057,014)
Dyax Corp.*	(15,082)	(399,673)
Fluidigm Corp.*	(109,641)	(2,653,312)
Genomic Health, Inc.*	(50,702)	(1,409,009)
Horizon Pharma PLC (Ireland)*	(51,313)	(1,782,614)
Illumina, Inc.*	(29,596)	(6,462,583)
Impax Laboratories, Inc.*	(45,484)	(2,088,625)
Intrexon Corp.*	(362)	(17,666)
Medicines Co. (The)*	(125,968)	(3,603,944)
Mylan NV (Netherlands)*	(23,665)	(1,605,907)
Myriad Genetics, Inc.*	(4,153)	(141,160)
Pacira Pharmaceuticals, Inc.*	(1,148)	(81,187)
Prothena Corp. PLC (Ireland)*	(38,196)	(2,011,783)
PTC Therapeutics, Inc.*	(39,736)	(1,912,494)
Repligen Corp.*	(11,665)	(481,415)
Seattle Genetics, Inc.*	(8,335)	(403,414)
TESARO, Inc.*	(10,845)	(637,578)
Tetraphase Pharmaceuticals, Inc.*	(36,086)	(1,711,920)
TG Therapeutics, Inc.*	(12,763)	(211,738)
Thermo Fisher Scientific, Inc.	(6,451)	(837,082)
Vertex Pharmaceuticals, Inc.*	(7,333)	(905,479)
Zafgen, Inc.*	(3,814)	(132,079)

		(47,527,410)

Retailing — (6.3)%
1-800-flowers.com, Inc.*	(10,261)	(107,330)
Boot Barn Holdings, Inc.*	(5,407)	(173,024)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

June 30, 2015

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Retailing — (Continued)
Burlington Stores, Inc.*	(54,672)	$(2,799,206)
Etsy, Inc.*	(237,458)	(3,336,285)
Expedia, Inc.	(57,533)	(6,291,233)
Family Dollar Stores, Inc.	(10,280)	(810,167)
Finish Line, Inc. (The), Class A	(50,438)	(1,403,185)
FTD Cos, Inc.*	(80,123)	(2,258,667)
Group 1 Automotive, Inc.	(82,511)	(7,494,474)
Groupon, Inc.*	(1,063,846)	(5,351,145)
HomeAway, Inc.*	(20,003)	(622,493)
Lithia Motors, Inc., Class A	(65,879)	(7,454,868)
Mattress Firm Holding Corp.*	(44,707)	(2,724,892)
Men’s Wearhouse, Inc. (The)	(12,427)	(796,198)
Netflix, Inc.*	(7,293)	(4,791,063)
Orbitz Worldwide, Inc.*	(390,122)	(4,455,193)
Pool Corp.	(30,685)	(2,153,473)
Restoration Hardware Holdings, Inc.*	(43,080)	(4,205,900)
Sears Holdings Corp.*	(17,774)	(474,566)
Shutterfly, Inc.*	(116,475)	(5,568,670)
TripAdvisor, Inc.*	(79,753)	(6,949,676)
Tuesday Morning Corp.*	(72,475)	(816,431)
Walgreens Boots Alliance, Inc.	(90,827)	(7,669,432)
Wayfair, Inc.*	(95,722)	(3,602,976)
Williams-Sonoma, Inc.	(11,382)	(936,397)
zulily, Inc., Class A*	(256,960)	(3,350,758)

		(86,597,702)

Semiconductors & Semiconductor Equipment — (3.5)%
Advanced Micro Devices, Inc.*	(2,676,605)	(6,423,852)
Ambarella, Inc. (Cayman Islands)*	(8,869)	(910,758)
Atmel Corp.	(308,709)	(3,042,327)
Broadcom Corp., Class A	(33,477)	(1,723,731)
Brooks Automation, Inc.	(19,895)	(227,798)
Cree, Inc.*	(193,911)	(5,047,503)
Cypress Semiconductor Corp.	(445,150)	(5,234,964)
Entegris, Inc.*	(268,644)	(3,914,143)
Freescale Semiconductor Ltd. (Bermuda)*	(14,542)	(581,244)
Inphi Corp.*	(151,073)	(3,453,529)
Intersil Corp., Class A	(15,765)	(197,220)
Lattice Semiconductor Corp.*	(236,231)	(1,391,401)
M/A-COM Technology Solutions Holdings, Inc.*	(122,256)	(4,676,292)
Omnivision Technologies, Inc.*	(91,423)	(2,394,826)
Power Integrations, Inc.	(2,051)	(92,664)
Silicon Laboratories, Inc.*	(56,990)	(3,078,030)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Semiconductors & Semiconductor Equipment — (Continued)
Synaptics, Inc.*	(15,660)	$(1,358,270)
Ultratech, Inc.*	(24,553)	(455,704)
Veeco Instruments, Inc.*	(127,491)	(3,664,091)

		(47,868,347)

Software & Services — (6.5)%
Acxiom Corp.*	(163,747)	(2,878,672)
Autodesk, Inc.*	(40,773)	(2,041,708)
Barracuda Networks, Inc.*	(70,203)	(2,781,443)
Blackbaud, Inc.	(36,627)	(2,085,908)
Bottomline Technologies de, Inc.*	(61,190)	(1,701,694)
Callidus Software, Inc.*	(127,011)	(1,978,831)
Cardtronics, Inc.*	(2,495)	(92,440)
Castlight Health, Inc., Class B*	(208,745)	(1,699,184)
CommVault Systems, Inc.*	(143,286)	(6,076,759)
CoStar Group, Inc.*	(7,749)	(1,559,564)
Cvent, Inc.*	(57,942)	(1,493,745)
Demandware, Inc.*	(6,729)	(478,297)
Ellie Mae, Inc.*	(72,034)	(5,027,253)
Engility Holdings, Inc.	(62,850)	(1,581,306)
Evolent Health, Inc., Class A*	(38,466)	(750,087)
Fair Isaac Corp.	(31,428)	(2,853,034)
FireEye, Inc.*	(54,933)	(2,686,773)
Fortinet, Inc.*	(90,915)	(3,757,517)
Gartner, Inc.*	(11,230)	(963,309)
Global Eagle Entertainment, Inc.*	(135,144)	(1,759,575)
Global Payments, Inc.	(22,152)	(2,291,624)
Globant SA (Luxembourg)*	(44,835)	(1,364,329)
Gogo, Inc.*	(63,892)	(1,369,206)
GTT Communications, Inc.*	(1,490)	(35,566)
Heartland Payment Systems, Inc.	(61,943)	(3,348,019)
HubSpot, Inc.*	(6,739)	(334,120)
Inovalon Holdings, Inc., Class A*	(55,141)	(1,538,434)
LinkedIn Corp., Class A*	(4,178)	(863,300)
LivePerson, Inc.*	(95,100)	(932,931)
Manhattan Associates, Inc.*	(9,796)	(584,331)
ManTech International Corp., Class A	(32,777)	(950,533)
Marketo, Inc.*	(94,433)	(2,649,790)
NetSuite, Inc.*	(35,375)	(3,245,656)
New Relic, Inc.*	(56,524)	(1,989,080)
Pegasystems, Inc.	(30,397)	(695,787)
Press Ganey Holdings, Inc.*	(5,338)	(153,040)
Proofpoint, Inc.*	(13,386)	(852,287)
PROS Holdings, Inc.*	(94,689)	(1,998,885)
Qualys, Inc.*	(5,717)	(230,681)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

June 30, 2015

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
RealPage, Inc.*	(35,378)	$(674,658)
salesforce.com inc*	(10,470)	(729,026)
Splunk, Inc.*	(19,866)	(1,383,071)
Synchronoss Technologies, Inc.*	(133,841)	(6,120,549)
TeleTech Holdings, Inc.	(38,441)	(1,040,982)
Travelport Worldwide Ltd. (Bermuda)	(198,559)	(2,736,143)
TrueCar, Inc.*	(35,996)	(431,592)
Twitter, Inc.*	(23,175)	(839,398)
Ultimate Software Group, Inc. (The)*	(9,871)	(1,622,200)
VeriFone Systems, Inc.*	(124,837)	(4,239,465)
Yelp, Inc.*	(12,338)	(530,904)
Zendesk, Inc.*	(24,677)	(548,076)
Zillow Group, Inc.*	—	(24)

		(90,570,786)

Technology Hardware & Equipment — (7.0)%
Amkor Technology, Inc.*	(551,660)	(3,298,927)
Amphenol Corp., Class A	(28,335)	(1,642,580)
Badger Meter, Inc.	(12,131)	(770,197)
Belden, Inc.	(72,217)	(5,866,187)
Belmond Ltd., Class A (Bermuda)*	(15,709)	(196,205)
Benchmark Electronics, Inc.*	(69,626)	(1,516,454)
CalAmp Corp.*	(85,318)	(1,557,907)
Cognex Corp.	(50,762)	(2,441,652)
Cray, Inc.*	(91,176)	(2,690,604)
Diebold, Inc.	(22,494)	(787,290)
Dolby Laboratories, Inc., Class A	(62,197)	(2,467,977)
Echostar Corp., Class A*	(1,575)	(76,671)
Electronics For Imaging, Inc.*	(100,916)	(4,390,855)
FARO Technologies, Inc.*	(67,929)	(3,172,284)
FEI Co.	(37,178)	(3,083,171)
Finisar Corp.*	(344,354)	(6,153,606)
Itron, Inc.*	(6,621)	(228,027)
Ixia*	(37,849)	(470,842)
Jabil Circuit, Inc.	(192,368)	(4,095,515)
JDS Uniphase Corp.*	(578,270)	(6,696,367)
Knowles Corp.*	(137,974)	(2,497,329)
National Instruments Corp.	(24,086)	(709,574)
Nimble Storage, Inc.*	(282,583)	(7,929,279)
QLogic Corp.*	(177,226)	(2,514,837)
Rofin-Sinar Technologies, Inc.*	(11,464)	(316,406)
Rogers Corp.*	(47,904)	(3,168,371)
Ruckus Wireless, Inc.*	(576,874)	(5,964,877)
ScanSource, Inc.*	(27,323)	(1,039,913)
Sierra Wireless, Inc. (Canada)*	(59,098)	(1,469,176)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Technology Hardware & Equipment — (Continued)
Stratasys Ltd. (Israel)*	(220,902)	$(7,716,107)
Super Micro Computer, Inc.*	(200,799)	(5,939,634)
SYNNEX Corp.	(13,936)	(1,019,976)
Universal Display Corp.*	(12,063)	(624,019)
ViaSat, Inc.*	(4,265)	(257,009)
Zayo Group Holdings, Inc.*	(168,141)	(4,324,587)

		(97,094,412)

Telecommunication Services — (3.3)%
8x8, Inc.*	(287,728)	(2,578,043)
Arista Networks, Inc.*	(22,650)	(1,851,411)
Atlantic Tele-Network, Inc.	(21,213)	(1,465,394)
Cogent Communications Holdings, Inc.	(42,212)	(1,428,454)
Consolidated Communications Holdings, Inc.	(119,238)	(2,505,190)
Frontier Communications Corp.	(1,562,060)	(7,732,197)
Globalstar, Inc.*	(102,795)	(216,897)
Iridium Communications, Inc.*	(398,387)	(3,621,338)
Level 3 Communications, Inc.*	(40,486)	(2,132,403)
RingCentral, Inc., Class A*	(204,077)	(3,773,384)
SBA Communications Corp.*	(17,773)	(2,043,362)
Sprint Corp.*	(1,687,549)	(7,695,223)
T-Mobile US, Inc.*	(199,293)	(7,726,590)
United States Cellular Corp.*	(41,116)	(1,548,840)

		(46,318,726)

Transportation — (4.4)%
Allegiant Travel Co.	(23,761)	(4,226,607)
CSX Corp.	(56,103)	(1,831,763)
Echo Global Logistics, Inc.*	(13,821)	(451,394)
FedEx Corp.	(5,440)	(926,976)
Forward Air Corp.	(72,341)	(3,780,541)
Genesee & Wyoming, Inc., Class A*	(96,547)	(7,354,950)
JB Hunt Transport Services, Inc.	(57,071)	(4,684,958)
Kansas City Southern	(2,951)	(269,131)
Kirby Corp.*	(97,961)	(7,509,690)
Knight Transportation, Inc.	(270,019)	(7,220,308)
Marten Transport Ltd.	(16,744)	(363,345)
Republic Airways Holdings, Inc.*	(86,653)	(795,475)
Roadrunner Transportation Systems, Inc.*	(52,422)	(1,352,488)
Ryder System, Inc.	(14,794)	(1,292,552)
Saia, Inc.*	(20,385)	(800,927)
Skywest, Inc.	(192,322)	(2,892,523)
Spirit Airlines, Inc.*	(125,829)	(7,813,981)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Concluded)

June 30, 2015

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Transportation — (Continued)
UTi Worldwide, Inc. (British Virgin Islands)*	(249,135)	$(2,488,859)
Werner Enterprises, Inc.	(157,984)	(4,147,080)
Wesco Aircraft Holdings, Inc.*	(51)	(773)
XPO Logistics, Inc.*	(19,095)	(862,712)

		(61,067,033)

TOTAL COMMON STOCK (Proceeds $1,029,267,483)		(1,028,427,749)

TOTAL SECURITES SOLD SHORT - (74.3)%		(1,028,427,749)

(Proceeds $1,029,267,483)

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.3%		3,486,500

NET ASSETS - 100.0%		$1,385,206,534

†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
(a)	All or a portion of the security is on loan. At June 30, 2015, the market value of securities on loan was $542,425,973.
*	Non-income producing.
**	The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis are as follows:

Aggregate cost	$2,204,916,663

Gross unrealized appreciation	$264,821,480
Gross unrealized depreciation	(59,590,360)

Net unrealized appreciation	$205,231,120

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ENHANCED 500 FUND

Portfolio of Investments

June 30, 2015

(Unaudited)

	Number of Shares	Value
LONG POSITIONS — 186.2%
COMMON STOCKS — 186.2%
Automobiles & Components — 3.4%
General Motors Co.†	4,936	$164,517
Goodyear Tire & Rubber Co. (The)†	16	482
Harley-Davidson, Inc.†(a)	1,083	61,027
Johnson Controls, Inc.†(a)	44	2,179

		228,205

Banks — 3.3%
Bank of America Corp.	243	4,136
BB&T Corp.	37	1,491
Fifth Third Bancorp†	3,752	78,117
JPMorgan Chase & Co.†	1,139	77,179
KeyCorp.	11	165
M&T Bank Corp.(a)	2	250
PNC Financial Services Group, Inc. (The)†	81	7,748
Regions Financial Corp.†(a)	87	901
SunTrust Banks, Inc.†	33	1,420
US Bancorp†	107	4,644
Wells Fargo & Co.†	859	48,310
Zions Bancorporation(a)	3	95

		224,456

Capital Goods — 19.4%
3M Co.†	41	6,326
AMETEK, Inc.(a)	15	822
Caterpillar, Inc.(a)	795	67,432
Cummins, Inc.	470	61,659
Danaher Corp.	11	941
Deere & Co.†(a)	1,727	167,605
Dover Corp.†	10	702
Emerson Electric Co.†(a)	1,678	93,012
Fastenal Co.(a)	3	127
Fluor Corp.†	765	40,553
General Dynamics Corp.†	1,728	244,840
Honeywell International, Inc.†	46	4,691
Illinois Tool Works, Inc.†	23	2,111
Jacobs Engineering Group, Inc.(a)*	6	244
L-3 Communications Holdings, Inc.†	5	567
Lockheed Martin Corp.†(a)	681	126,598
Northrop Grumman Corp.†(a)	1,015	161,009
PACCAR, Inc.(a)	23	1,468
Parker-Hannifin Corp.†(a)	722	83,990
Precision Castparts Corp.†(a)	580	115,925
Rockwell Automation, Inc.†(a)	701	87,373
Rockwell Collins, Inc.	8	739

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Roper Technologies, Inc.†(a)	6	$1,035
Snap-on, Inc.†	4	637
Tyco International PLC (Ireland)	19	731
United Rentals, Inc.(a)*	6	526
United Technologies Corp.†(a)	281	31,171

		1,302,834

Commercial & Professional Services — 0.3%
Dun & Bradstreet Corp. (The)†	2	244
Pitney Bowes, Inc.†(a)	1,046	21,767
Waste Management, Inc.(a)	4	185

		22,196

Consumer Durables & Apparel — 2.3%
Coach, Inc.†(a)	1,268	43,885
Fossil Group, Inc.(a)*	258	17,895
Garmin Ltd. (Switzerland)	12	527
Hasbro, Inc.†(a)	647	48,389
Michael Kors Holdings Ltd. (British Virgin Islands)†*	1,056	44,447
Ralph Lauren Corp.†	2	265

		155,408

Consumer Services — 2.8%
Carnival Corp. (Panama)	23	1,136
Darden Restaurants, Inc.	4	284
McDonald’s Corp.†	1,431	136,045
Wyndham Worldwide Corp.†(a)	624	51,112

		188,577

Diversified Financials — 14.4%
American Express Co.	373	28,990
Ameriprise Financial, Inc.†	12	1,499
BlackRock, Inc.†(a)	237	81,997
Capital One Financial Corp.†	1,745	153,508
CME Group, Inc.(a)	21	1,954
Discover Financial Services†	2,313	133,275
Franklin Resources, Inc.†(a)	3,221	157,926
Goldman Sachs Group, Inc. (The)†	777	162,230
Intercontinental Exchange, Inc.†	7	1,565
Invesco, Ltd. (Bermuda)	377	14,134
Legg Mason, Inc.†(a)	588	30,300
McGraw Hill Financial, Inc.†	38	3,817
Moody’s Corp.(a)	60	6,478
NASDAQ OMX Group, Inc. (The)†(a)	879	42,904
Navient Corp.†(a)	2,024	36,857

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ENHANCED 500 FUND

Portfolio of Investments (Continued)

June 30, 2015

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Diversified Financials — (Continued)
T Rowe Price Group, Inc.†(a)	1,356	$105,402

		962,836

Energy — 7.5%
Baker Hughes, Inc.†	120	7,404
Cameron International Corp.†(a)*	997	52,213
Chesapeake Energy Corp.(a)	43	480
Devon Energy Corp.(a)	26	1,547
Ensco PLC, Class A (United Kingdom)†	1,219	27,147
FMC Technologies, Inc.*	1,202	49,871
Halliburton Co.	656	28,254
Marathon Petroleum Corp.†	35	1,831
National Oilwell Varco, Inc.†(a)	2,055	99,215
Noble Corp. PLC (United Kingdom)(a)	11	169
Phillips 66†(a)	36	2,900
Schlumberger Ltd. (Curacao)†(a)	1,157	99,722
Transocean Ltd. (Switzerland)	1,890	30,467
Valero Energy Corp.†	1,606	100,536

		501,756

Food & Staples Retailing — 6.2%
CVS Health Corp.†	1,058	110,963
Kroger Co. (The)	18	1,305
Sysco Corp.†(a)	3,086	111,405
Wal-Mart Stores, Inc.†	2,685	190,447

		414,120

Food, Beverage & Tobacco — 8.5%
Altria Group, Inc.†	3,823	186,983
Archer-Daniels-Midland Co.†(a)	3,251	156,763
Brown-Forman Corp., Class B(a)	13	1,302
Campbell Soup Co.†(a)	1,251	59,610
ConAgra Foods, Inc.	378	16,526
Dr Pepper Snapple Group, Inc.	12	875
General Mills, Inc.†	38	2,117
Hormel Foods Corp.†(a)	1,373	77,396
Kellogg Co.(a)	22	1,379
Kraft Foods Group, Inc.†	67	5,704
Mead Johnson Nutrition Co	6	541
PepsiCo, Inc.†	54	5,040
Philip Morris International, Inc.†	100	8,017
Reynolds American, Inc.†	613	45,778

		568,031

Health Care Equipment & Services — 8.1%
Aetna, Inc.†	875	111,528

	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
Anthem, Inc.(a)	828	$135,908
Cardinal Health, Inc.†(a)	1,499	125,391
Cigna Corp.†	695	112,590
Express Scripts Holding Co.†*	48	4,269
HCA Holdings, Inc.†(a)*	27	2,449
Humana, Inc.†	108	20,658
McKesson Corp.	15	3,372
Quest Diagnostics, Inc.†(a)	9	653
St Jude Medical, Inc.†	7	511
Stryker Corp.†	24	2,294
UnitedHealth Group, Inc.†	211	25,742
Varian Medical Systems, Inc.*	1	84

		545,449

Household & Personal Products — 1.4%
Clorox Co. (The)†(a)	681	70,838
Colgate-Palmolive Co.†(a)	58	3,794
Estee Lauder Cos., Inc. (The), Class A†	9	780
Kimberly-Clark Corp.†	23	2,437
Procter & Gamble Co. (The)†	176	13,770

		91,619

Insurance — 8.7%
ACE Ltd. (Switzerland)	21	2,135
Aflac, Inc.	1,973	122,721
Allstate Corp. (The)†(a)	2,066	134,021
American International Group, Inc.†	894	55,267
Assurant, Inc.†(a)	47	3,149
Chubb Corp. (The)(a)	15	1,427
Hartford Financial Services Group, Inc. (The)	14	582
Lincoln National Corp.†(a)	17	1,007
Loews Corp.	15	578
MetLife, Inc.†	2,021	113,156
Principal Financial Group, Inc.(a)	19	975
Progressive Corp. (The)(a)	38	1,058
Prudential Financial, Inc.†(a)	634	55,488
Torchmark Corp.(a)	8	466
Travelers Cos, Inc. (The)†(a)	916	88,541

		580,571

Materials — 11.0%
Dow Chemical Co. (The)†(a)	2,972	152,077
Eastman Chemical Co.	2	164
International Paper Co.†	2,194	104,412

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ENHANCED 500 FUND

Portfolio of Investments (Continued)

June 30, 2015

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
LyondellBasell Industries NV, Class A (Netherlands)†	2,468	$255,487
Mosaic Co. (The)†	1,899	88,968
Newmont Mining Corp.†	2,599	60,713
Nucor Corp.†(a)	1,659	73,112
Sealed Air Corp	6	308

		735,241

Media — 13.5%
Cablevision Systems Corp., Class A(a)	519	12,425
CBS Corp., Class B, non-voting shares†	403	22,366
Comcast Corp., Class A†	1,471	88,466
DIRECTV†*	2,372	220,098
Discovery Communications, Inc., Class A(a)*	44	1,463
Interpublic Group of Cos, Inc. (The)	16	308
News Corp., Class A(a)*	605	8,827
Omnicom Group, Inc.†(a)	1,270	88,252
Scripps Networks Interactive, Inc., Class A(a)	668	43,667
TEGNA, Inc.	1,180	37,843
Time Warner, Inc.†	631	55,156
Twenty-First Century Fox, Inc., Class A†(a)	5,965	194,131
Viacom, Inc., Class B†	2,066	133,546

		906,548

Pharmaceuticals, Biotechnology & Life Sciences — 5.0%
AbbVie, Inc.	103	6,921
Agilent Technologies, Inc	21	810
Amgen, Inc.†	309	47,438
Gilead Sciences, Inc.†	2,156	252,424
Johnson & Johnson†	153	14,911
Pfizer, Inc.†	399	13,378
Waters Corp.*	3	385

		336,267

Real Estate — 0.2%
Kimco Realty Corp., REIT	487	10,977
Plum Creek Timber Co., Inc., REIT(a)	86	3,489

		14,466

Retailing — 15.3%
AutoNation, Inc.(a)*	2	126
AutoZone, Inc.†*	76	50,684

	Number of Shares	Value
COMMON STOCKS — (Continued)
Retailing — (Continued)
Bed Bath & Beyond, Inc.(a)*	917	$63,255
Best Buy Co., Inc.(a)	1,829	59,644
CarMax, Inc.*	6	397
Dollar General Corp.†	110	8,551
Dollar Tree, Inc.†*	2	158
Family Dollar Stores, Inc.	6	473
GameStop Corp., Class A(a)	561	24,101
Gap, Inc. (The)(a)	20	763
Genuine Parts Co.†	794	71,087
Home Depot, Inc. (The)†	1,589	176,586
Kohl’s Corp.†(a)	13	814
Lowe’s Cos., Inc.†	2,893	193,744
Macy’s, Inc.†	338	22,805
Ross Stores, Inc.†(a)	1,405	68,297
Staples, Inc.(a)	3,333	51,028
Target Corp.†(a)	2,785	227,340
Tiffany & Co.	2	184
TJX Cos, Inc. (The)†	44	2,911

		1,022,948

Semiconductors & Semiconductor Equipment — 6.9%
Analog Devices, Inc.	11	706
Applied Materials, Inc.	79	1,518
Intel Corp.†	5,819	176,985
KLA-Tencor Corp.†(a)	832	46,767
Lam Research Corp.(a)	3	244
Linear Technology Corp.(a)	216	9,554
Micron Technology, Inc.†(a)*	5,564	104,826
NVIDIA Corp.†(a)	2,799	56,288
Texas Instruments, Inc.†	67	3,451
Xilinx, Inc.†	1,342	59,263

		459,602

Software & Services — 14.0%
Accenture PLC, Class A (Ireland)†	1,028	99,490
Automatic Data Processing, Inc.†(a)	372	29,846
CA, Inc.†	2,266	66,371
Computer Sciences Corp.†(a)	722	47,392
eBay, Inc.*	26	1,566
Electronic Arts, Inc.†*	310	20,615
Fidelity National Information Services, Inc.	3	185
International Business Machines Corp.†(a)	913	148,509
Intuit, Inc.	17	1,713
Microsoft Corp.†	3,697	163,223

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ENHANCED 500 FUND

Portfolio of Investments (Continued)

June 30, 2015

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
Oracle Corp.†	4,353	$175,426
Paychex, Inc.†(a)	1,101	51,615
Symantec Corp.†(a)	2,057	47,825
Teradata Corp.†(a)*	9	333
VeriSign, Inc.(a)*	354	21,849
Visa, Inc., Class A†(a)	138	9,267
Western Union Co. (The)†(a)	2,689	54,667

		939,892

Technology Hardware & Equipment — 21.2%
Apple, Inc.†	2,036	255,365
Cisco Systems, Inc.†(a)	8,796	241,538
EMC Corp.	7	185
F5 Networks, Inc.(a)*	78	9,387
FLIR Systems, Inc.†	375	11,558
Harris Corp.†	543	41,762
Hewlett-Packard Co.†	8,401	252,114
Juniper Networks, Inc.†(a)	27	701
Motorola Solutions, Inc.†(a)	1,096	62,845
NetApp, Inc.†(a)	1,693	53,431
QUALCOMM, Inc.†(a)	3,979	249,205
SanDisk Corp.†(a)	1,171	68,176
Seagate Technology PLC (Ireland)†(a)	1,651	78,422
TE Connectivity Ltd. (Switzerland)	26	1,672
Western Digital Corp.†	1,202	94,261

		1,420,622

Telecommunication Services — 4.9%
AT&T, Inc.†	343	12,183
CenturyLink, Inc.†(a)	2,942	86,436
Verizon Communications, Inc.†(a)	4,995	232,817

		331,436

Transportation — 6.1%
CH Robinson Worldwide, Inc.(a)	7	437
CSX Corp.	57	1,861
Delta Air Lines, Inc.†(a)	4,246	174,426
Expeditors International of Washington, Inc.†(a)	993	45,782
Norfolk Southern Corp.†	19	1,660
Southwest Airlines Co.†	1,805	59,727
Union Pacific Corp.†	57	5,436
United Parcel Service, Inc., Class B†(a)	1,210	117,261

		406,590

	Number of Shares	Value
COMMON STOCKS — (Continued)
Utilities — 1.8%
AGL Resources, Inc.†	623	$29,007
CMS Energy Corp.	14	446
Public Service Enterprise Group, Inc.†(a)	788	30,953
SCANA Corp.	2	101
WEC Energy Group, Inc.†	1,382	62,140

		122,647

TOTAL COMMON STOCKS (Cost $12,662,023)		12,482,317

TOTAL LONG POSITIONS - 186.2%		12,482,317

(Cost $12,662,023)**

SHORT POSITIONS — (86.5)%
COMMON STOCKS — (86.5)%
Automobiles & Components — (0.5)%
BorgWarner, Inc.	(543)	(30,864)
Delphi Automotive PLC (Jersey)	(56)	(4,765)
Ford Motor Co.	(11)	(165)

		(35,794)

Banks — (0.3)%
Citigroup, Inc.	(72)	(3,977)
Comerica, Inc.	(2)	(103)
Hudson City Bancorp, Inc.	(1,271)	(12,557)
Huntington Bancshares, Inc.	(1)	(11)
People’s United Financial, Inc.	(39)	(632)

		(17,280)

Capital Goods — (1.8)%
Allegion PLC (Ireland)	(19)	(1,143)
Boeing Co. (The)	(386)	(53,546)
Eaton Corp. PLC (Ireland)	(14)	(945)
Flowserve Corp.	(321)	(16,904)
Ingersoll-Rand PLC (Ireland)	(636)	(42,879)
Masco Corp.	(11)	(293)
Pall Corp.	(4)	(498)
Quanta Services, Inc.*	(1)	(29)
Raytheon Co.	(3)	(287)
Stanley Black & Decker, Inc.	(5)	(526)
Textron, Inc.	(5)	(223)
WW Grainger, Inc.	(1)	(237)
Xylem, Inc.	(6)	(222)

		(117,732)

Commercial & Professional Services — (0.6)%
ADT Corp. (The)	(6)	(201)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ENHANCED 500 FUND

Portfolio of Investments (Continued)

June 30, 2015

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Commercial & Professional Services — (Continued)
Cintas Corp.	(1)	$(85)
Equifax, Inc.	(2)	(194)
Nielsen NV (Netherlands)	(889)	(39,801)
Republic Services, Inc.	(14)	(548)
Robert Half International, Inc.	(5)	(278)
Stericycle, Inc.*	(3)	(402)

		(41,509)

Consumer Durables & Apparel — (4.0)%
DR Horton, Inc.	(881)	(24,104)
Hanesbrands, Inc.	(964)	(32,120)
Harman International Industries, Inc.	(171)	(20,339)
Leggett & Platt, Inc.	(4)	(195)
Mattel, Inc.	(502)	(12,896)
Mohawk Industries, Inc.*	(175)	(33,408)
Newell Rubbermaid, Inc.	(645)	(26,516)
NIKE, Inc., Class B	(22)	(2,376)
PulteGroup, Inc.	(878)	(17,692)
PVH Corp.	(1)	(115)
Under Armour, Inc., Class A*	(518)	(43,222)
VF Corp.	(761)	(53,072)
Whirlpool Corp.	(3)	(519)

		(266,574)

Consumer Services — (1.5)%
Chipotle Mexican Grill, Inc.*	(2)	(1,210)
Marriott International, Inc.	(7)	(521)
Royal Caribbean Cruises, Ltd. (Liberia)	(528)	(41,548)
Starbucks Corp.	(556)	(29,810)
Starwood Hotels & Resorts Worldwide, Inc.	(3)	(243)
Wynn Resorts Ltd.	(244)	(24,075)
Yum! Brands, Inc.	(37)	(3,333)

		(100,740)

Diversified Financials — (2.0)%
Affiliated Managers Group, Inc.*	(2)	(437)
Bank of New York Mellon Corp. (The)	(34)	(1,427)
Berkshire Hathaway, Inc., Class B*	(74)	(10,072)
Charles Schwab Corp. (The)	(2,437)	(79,568)
E*TRADE Financial Corp.*	(696)	(20,845)
Leucadia National Corp.	(11)	(267)
Morgan Stanley	(54)	(2,095)
Northern Trust Corp.	(208)	(15,904)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Diversified Financials — (Continued)
State Street Corp.	(44)	$(3,388)

		(134,003)

Energy — (18.6)%
Anadarko Petroleum Corp.	(1,220)	(95,233)
Apache Corp.	(905)	(52,155)
Cabot Oil & Gas Corp.	(994)	(31,351)
Chevron Corp.	(1,204)	(116,150)
Cimarex Energy Co.	(210)	(23,165)
ConocoPhillips	(1,909)	(117,232)
CONSOL Energy, Inc.	(549)	(11,935)
Diamond Offshore Drilling, Inc.	(329)	(8,491)
EOG Resources, Inc.	(1,319)	(115,478)
EQT Corp.	(366)	(29,770)
Exxon Mobil Corp.	(33)	(2,746)
Helmerich & Payne, Inc.	(4)	(282)
Hess Corp.	(687)	(45,947)
Kinder Morgan, Inc.	(2,911)	(111,753)
Marathon Oil Corp.	(1,622)	(43,048)
Murphy Oil Corp.	(427)	(17,750)
Newfield Exploration Co.*	(391)	(14,123)
Noble Energy, Inc.	(870)	(37,132)
Occidental Petroleum Corp.	(1,524)	(118,521)
ONEOK, Inc.	(501)	(19,779)
Pioneer Natural Resources Co.	(358)	(49,651)
QEP Resources, Inc.	(424)	(7,848)
Range Resources Corp.	(406)	(20,048)
Southwestern Energy Co.*	(924)	(21,003)
Spectra Energy Corp.	(237)	(7,726)
Tesoro Corp.	(302)	(25,492)
Williams Cos., Inc. (The)	(1,797)	(103,130)

		(1,246,939)

Food & Staples Retailing — 0.0%
Costco Wholesale Corp.	(13)	(1,756)
Whole Foods Market, Inc.	(1)	(39)

		(1,795)

Food, Beverage & Tobacco — (2.3)%
Coca-Cola Co. (The)	(7)	(275)
Coca-Cola Enterprises, Inc.	(1)	(43)
Constellation Brands, Inc., Class A	(386)	(44,784)
Hershey Co. (The)	(1)	(89)
JM Smucker Co. (The)	(287)	(31,114)
Keurig Green Mountain, Inc.	(42)	(3,218)
McCormick & Co., Inc.	(18)	(1,457)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ENHANCED 500 FUND

Portfolio of Investments (Continued)

June 30, 2015

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Food, Beverage & Tobacco — (Continued)
Molson Coors Brewing Co., Class B	(2)	$(140)
Mondelez International, Inc.	(49)	(2,016)
Monster Beverage Corp.*	(263)	(35,247)
Tyson Foods, Inc., Class A	(898)	(38,282)

		(156,665)

Health Care Equipment & Services — (7.0)%
Abbott Laboratories	(22)	(1,080)
AmerisourceBergen Corp.	(6)	(638)
Baxter International, Inc.	(457)	(31,958)
Becton Dickinson and Co.	(503)	(71,250)
Boston Scientific Corp.*	(2,252)	(39,860)
Cerner Corp.*	(826)	(57,044)
CR Bard, Inc.	(3)	(512)
DaVita HealthCare Partners, Inc.*	(7)	(556)
DENTSPLY International, Inc.	(16)	(825)
Edwards Lifesciences Corp.*	(258)	(36,747)
Henry Schein, Inc.*	(201)	(28,566)
Intuitive Surgical, Inc.*	(75)	(36,338)
Laboratory Corp. of America Holdings*	(251)	(30,426)
Medtronic PLC (Ireland)	(1,575)	(116,708)
Tenet Healthcare Corp.*	(238)	(13,775)
Universal Health Services, Inc., Class B	(3)	(426)
Zimmer Biomet Holdings, Inc.	(1)	(109)

		(466,818)

Insurance — (2.4)%
Aon PLC (United Kingdom)	(517)	(51,535)
Cincinnati Financial Corp.	(1)	(50)
Genworth Financial, Inc., Class A*	(1,196)	(9,054)
Marsh & McLennan Cos., Inc.	(1,043)	(59,138)
Unum Group	(599)	(21,414)
XL Group PLC (Ireland)	(616)	(22,915)

		(164,106)

Materials — (6.3)%
Air Products & Chemicals, Inc.	(332)	(45,428)
Airgas, Inc.	(1)	(106)
Alcoa, Inc.	(37)	(413)
Allegheny Technologies, Inc.	(257)	(7,761)
Avery Dennison Corp.	(3)	(183)
Ball Corp.	(207)	(14,521)
CF Industries Holdings, Inc.	(571)	(36,704)
Ecolab, Inc.	(514)	(58,118)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
EI du Pont de Nemours & Co.	(267)	$(17,075)
FMC Corp.	(304)	(15,975)
Freeport-McMoRan, Inc.	(2,499)	(46,531)
International Flavors & Fragrances, Inc.	(2)	(219)
Martin Marietta Materials, Inc.	(162)	(22,925)
Monsanto Co.	(58)	(6,182)
Owens-Illinois, Inc.*	(2)	(46)
Pentair PLC (United Kingdom)	(89)	(6,119)
PPG Industries, Inc.	(653)	(74,912)
Praxair, Inc.	(5)	(598)
Sherwin-Williams Co. (The)	(148)	(40,703)
Sigma-Aldrich Corp.	(20)	(2,787)
Vulcan Materials Co.	(318)	(26,690)

		(423,996)

Media — (0.1)%
Time Warner Cable, Inc.	(2)	(356)
Walt Disney Co. (The)	(51)	(5,821)

		(6,177)

Pharmaceuticals, Biotechnology & Life Sciences — (7.2)%
Alexion Pharmaceuticals, Inc.*	(259)	(46,819)
Allergan PLC (Ireland)*	(277)	(84,039)
Biogen, Inc.*	(7)	(2,828)
Bristol-Myers Squibb Co.	(50)	(3,327)
Celgene Corp.*	(24)	(2,778)
Eli Lilly & Co.	(32)	(2,672)
Endo International PLC (Ireland)*	(414)	(32,975)
Hospira, Inc.*	(415)	(36,815)
Mallinckrodt PLC (Ireland)*	(4)	(471)
Merck & Co., Inc.	(85)	(4,839)
Mylan NV (Netherlands)*	(552)	(37,459)
PerkinElmer, Inc.	(4)	(211)
Perrigo Co. PLC (Ireland)	(5)	(924)
Regeneron Pharmaceuticals, Inc.*	(150)	(76,520)
Thermo Fisher Scientific, Inc.	(588)	(76,299)
Vertex Pharmaceuticals, Inc.*	(598)	(73,841)
Zoetis, Inc.	(15)	(723)

		(483,540)

Real Estate — (6.4)%
American Tower Corp.	(955)	(89,092)
Apartment Investment & Management Co., Class A	(3)	(111)
AvalonBay Communities, Inc.	(4)	(639)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ENHANCED 500 FUND

Portfolio of Investments (Continued)

June 30, 2015

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Real Estate — (Continued)
Boston Properties, Inc.	(5)	$(605)
Crown Castle International Corp.	(10)	(803)
Equity Residential	(392)	(27,507)
Essex Property Trust, Inc.	(155)	(32,938)
General Growth Properties, Inc.	(26)	(667)
HCP, Inc.	(1,109)	(40,445)
Health Care REIT, Inc.	(748)	(49,091)
Host Hotels & Resorts, Inc.	(23)	(456)
Iron Mountain, Inc., REIT	(1)	(31)
Macerich Co. (The)	(380)	(28,348)
Prologis, Inc.	(16)	(594)
Public Storage	(6)	(1,106)
Realty Income Corp.	(545)	(24,193)
Simon Property Group, Inc.	(102)	(17,648)
SL Green Realty Corp.	(239)	(26,264)
Ventas, Inc.	(795)	(49,362)
Vornado Realty Trust	(400)	(37,972)
Weyerhaeuser Co.	(16)	(504)

		(428,376)

Retailing — (6.8)%
Amazon.com, Inc.*	(273)	(118,507)
Expedia, Inc.	(319)	(34,883)
L Brands, Inc.	(3)	(257)
Netflix, Inc.*	(145)	(95,256)
Nordstrom, Inc.	(458)	(34,121)
O’Reilly Automotive, Inc.*	(1)	(226)
Priceline Group, Inc. (The)*	(2)	(2,303)
Tractor Supply Co.	(327)	(29,410)
TripAdvisor, Inc.*	(344)	(29,976)
Urban Outfitters, Inc.*	(316)	(11,060)
Walgreens Boots Alliance, Inc.	(1,175)	(99,217)

		(455,216)

Semiconductors & Semiconductor Equipment — (3.0)%
Altera Corp.	(251)	(12,851)
Avago Technologies Ltd. (Singapore)	(168)	(22,332)
Broadcom Corp., Class A	(1,487)	(76,566)
First Solar, Inc.*	(242)	(11,369)
Microchip Technology, Inc.	(7)	(332)
Qorvo, Inc.*	(355)	(28,496)
Skyworks Solutions, Inc.	(459)	(47,782)

		(199,728)

Software & Services — (6.5)%
Adobe Systems, Inc.*	(929)	(75,258)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
Akamai Technologies, Inc.*	(429)	$(29,953)
Autodesk, Inc.*	(547)	(27,391)
Citrix Systems, Inc.*	(384)	(26,941)
Facebook, Inc., Class A*	(1,119)	(95,971)
Fiserv, Inc.*	(3)	(248)
Google, Inc., Class C*	(64)	(33,428)
MasterCard, Inc., Class A	(5)	(467)
Red Hat, Inc.*	(440)	(33,409)
salesforce.com inc*	(1,584)	(110,294)
Total System Services, Inc.	(3)	(125)
Xerox Corp.	(1)	(11)

		(433,496)

Technology Hardware & Equipment — 0.0%
Amphenol Corp., Class A	(16)	(928)
Corning, Inc.	(28)	(552)

		(1,480)

Telecommunication Services — (0.7)%
Equinix, Inc.	(136)	(34,544)
Frontier Communications Corp.	(31)	(153)
Level 3 Communications, Inc.*	(188)	(9,902)

		(44,599)

Transportation — (0.5)%
American Airlines Group, Inc.	(21)	(839)
Kansas City Southern	(265)	(24,168)
Ryder System, Inc.	(128)	(11,183)

		(36,190)

Utilities — (8.0)%
Ameren Corp.	(583)	(21,967)
American Electric Power Co., Inc.	(314)	(16,633)
CenterPoint Energy, Inc.	(1,034)	(19,677)
Consolidated Edison, Inc.	(9)	(521)
Dominion Resources, Inc.	(466)	(31,161)
DTE Energy Co.	(431)	(32,170)
Duke Energy Corp.	(258)	(18,220)
Edison International	(783)	(43,519)
Entergy Corp.	(6)	(423)
Eversource Energy	(467)	(21,206)
Exelon Corp.	(26)	(817)
FirstEnergy Corp.	(1,014)	(33,006)
NextEra Energy, Inc.	(438)	(42,937)
NiSource, Inc.	(10)	(456)
NRG Energy, Inc.	(305)	(6,978)
Pepco Holdings, Inc.	(608)	(16,380)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ENHANCED 500 FUND

Portfolio of Investments (Concluded)

June 30, 2015

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Utilities — (Continued)
PG&E Corp.	(1,146)	$(56,269)
Pinnacle West Capital Corp.	(266)	(15,133)
PPL Corp.	(20)	(589)
Sempra Energy	(388)	(38,389)
Southern Co. (The)	(1,694)	(70,979)
TECO Energy, Inc.	(566)	(9,996)
Xcel Energy, Inc.	(1,217)	(39,163)

		(536,589)

TOTAL COMMON STOCK (Proceeds $5,844,672)		(5,799,342)

TOTAL SECURITES SOLD SHORT—(86.5)%		(5,799,342)

(Proceeds $5,844,672)

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.3%		20,130

NET ASSETS - 100.0%		$6,703,105

†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
(a)	All or a portion of the security is on loan. At June 30, 2015, the market value of securities on loan was $2,149,413.
*	Non-income producing.
**	The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis are as follows:

Aggregate cost	$12,662,023

Gross unrealized appreciation	$388,559
Gross unrealized depreciation	(568,265)

Net unrealized depreciation	$(179,706)

REIT    Real Estate Investment Trust

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM INDEX PLUS FUND

Portfolio of Investments

June 30, 2015

(Unaudited)

	Number of Shares	Value
LONG POSITIONS — 187.7%
COMMON STOCKS — 88.4%
Automobiles & Components — 1.5%
General Motors Co.†	2,243	$74,759
Goodyear Tire & Rubber Co. (The)†	8	241
Harley-Davidson, Inc.†	553	31,162
Johnson Controls, Inc.†	22	1,090

		107,252

Banks — 1.1%
Bank of America Corp.†	124	2,111
BB&T Corp.†	19	766
Fifth Third Bancorp†	1,355	28,211
JPMorgan Chase & Co.†	419	28,391
KeyCorp.	6	90
M&T Bank Corp.†	2	250
PNC Financial Services Group, Inc. (The)†	17	1,626
Regions Financial Corp.†	44	456
SunTrust Banks, Inc.†	17	731
US Bancorp†	55	2,387
Wells Fargo & Co.†	251	14,116

		79,135

Capital Goods — 8.2%
3M Co.†	21	3,240
AMETEK, Inc.	8	438
Caterpillar, Inc.†	278	23,580
Cummins, Inc.†	166	21,777
Danaher Corp.	6	513
Deere & Co.†	881	85,501
Dover Corp.†	5	351
Emerson Electric Co.†	597	33,092
Fastenal Co.	2	84
Fluor Corp.†	390	20,674
General Dynamics Corp.†	843	119,445
Honeywell International, Inc.†	23	2,345
Illinois Tool Works, Inc.	12	1,102
Jacobs Engineering Group, Inc.†*	3	122
L-3 Communications Holdings, Inc.†	2	227
Lockheed Martin Corp.†	292	54,283
Northrop Grumman Corp.†	514	81,536
PACCAR, Inc.†	11	702
Parker-Hannifin Corp.†	368	42,809
Precision Castparts Corp.†	247	49,368
Rockwell Automation, Inc.†	358	44,621
Rockwell Collins, Inc.†	4	369
Roper Technologies, Inc.†	3	517

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Snap-on, Inc.	2	$318
Tyco International PLC (Ireland)	9	346
United Rentals, Inc.†*	3	263
United Technologies Corp.†	49	5,436

		593,059

Commercial & Professional Services — 0.2%
Dun & Bradstreet Corp. (The)†	2	244
Pitney Bowes, Inc.†	534	11,113
Waste Management, Inc.	2	93

		11,450

Consumer Durables & Apparel — 1.0%
Coach, Inc.†(a)	402	13,913
Fossil Group, Inc.†*	132	9,155
Garmin Ltd. (Switzerland)	6	264
Hasbro, Inc.†	330	24,681
Michael Kors Holdings Ltd. (British Virgin Islands)†*	539	22,687
Ralph Lauren Corp.†	2	265

		70,965

Consumer Services — 1.1%
Carnival Corp. (Panama)	11	543
Darden Restaurants, Inc.†	2	142
McDonald’s Corp.†	595	56,567
Wyndham Worldwide Corp.†	248	20,314

		77,566

Diversified Financials — 6.0%
American Express Co.†	62	4,819
Ameriprise Financial, Inc.†	6	749
BlackRock, Inc.†	92	31,830
Capital One Financial Corp.†	748	65,801
CME Group, Inc.	11	1,024
Discover Financial Services†	1,180	67,992
Franklin Resources, Inc.†	1,643	80,556
Goldman Sachs Group, Inc. (The)†	341	71,197
Intercontinental Exchange, Inc.†	3	671
Invesco, Ltd. (Bermuda)†	18	675
Legg Mason, Inc.†	300	15,459
McGraw Hill Financial, Inc.†	9	904
Moody’s Corp.†	7	756
NASDAQ OMX Group, Inc. (The)†	449	21,916
Navient Corp.†	1,032	18,793
T Rowe Price Group, Inc.†	692	53,789

		436,931

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM INDEX PLUS FUND

Portfolio of Investments (Continued)

June 30, 2015

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Energy — 6.9%
Baker Hughes, Inc.†	770	$47,509
Cameron International Corp.†*	509	26,656
Chesapeake Energy Corp.†	22	246
Devon Energy Corp.†	13	773
Ensco PLC, Class A (United Kingdom)†	622	13,852
FMC Technologies, Inc.†*	614	25,475
Halliburton Co.†	1,410	60,729
Marathon Petroleum Corp.†	631	33,008
National Oilwell Varco, Inc.†	1,049	50,646
Noble Corp. PLC (United Kingdom)	5	77
Phillips 66†	554	44,630
Schlumberger Ltd. (Curacao)†	1,144	98,601
Transocean Ltd. (Switzerland)†	964	15,540
Valero Energy Corp.†	1,338	83,759

		501,501

Food & Staples Retailing — 2.6%
CVS Health Corp.†	415	43,525
Kroger Co. (The)	9	653
Sysco Corp.†	1,574	56,821
Wal-Mart Stores, Inc.†	1,218	86,393

		187,392

Food, Beverage & Tobacco — 3.5%
Altria Group, Inc.†	1,697	83,000
Archer-Daniels-Midland Co.†	1,659	79,997
Brown-Forman Corp., Class B	7	701
Campbell Soup Co.†	405	19,298
ConAgra Foods, Inc.†	257	11,236
Dr Pepper Snapple Group, Inc.†	6	437
General Mills, Inc.†	19	1,059
Hormel Foods Corp.†	701	39,515
Kellogg Co.†	11	690
Mead Johnson Nutrition Co.	3	271
PepsiCo, Inc.†	27	2,520
Philip Morris International, Inc.†	51	4,089
Reynolds American, Inc.†	138	10,316

		253,129

Health Care Equipment & Services — 5.9%
Aetna, Inc.†	775	98,781
Anthem, Inc.†	683	112,108
Cardinal Health, Inc.†	673	56,296
Cigna Corp.†	305	49,410
Express Scripts Holding Co.†*	24	2,135

	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
HCA Holdings, Inc.†*	13	$1,179
Humana, Inc.†	292	55,854
McKesson Corp.†	7	1,574
Quest Diagnostics, Inc.†	4	290
St Jude Medical, Inc.†	3	219
Stryker Corp.†	12	1,147
UnitedHealth Group, Inc.†	388	47,336
Varian Medical Systems, Inc.*	1	84

		426,413

Household & Personal Products — 0.6%
Clorox Co. (The)†	286	29,750
Colgate-Palmolive Co.†	29	1,897
Estee Lauder Cos., Inc. (The), Class A†	4	347
Kimberly-Clark Corp.†	12	1,272
Procter & Gamble Co. (The)†	89	6,963

		40,229

Insurance — 6.6%
ACE Ltd. (Switzerland)	10	1,017
Aflac, Inc.†	1,151	71,592
Allstate Corp. (The)†	1,086	70,449
American International Group, Inc.†	932	57,616
Assurant, Inc.†	182	12,194
Chubb Corp. (The)†	138	13,129
Hartford Financial Services Group, Inc. (The)†	7	291
Lincoln National Corp.†	419	24,813
Loews Corp.	7	270
MetLife, Inc.†	1,589	88,968
Principal Financial Group, Inc.†	9	462
Progressive Corp. (The)†	20	557
Prudential Financial, Inc.†	697	61,001
Torchmark Corp.†	4	233
Travelers Cos, Inc. (The)†	809	78,198

		480,790

Materials — 4.9%
Dow Chemical Co. (The)†	1,320	67,544
Eastman Chemical Co.	2	164
International Paper Co.†	1,119	53,253
LyondellBasell Industries NV, Class A (Netherlands)†	1,245	128,882
Mosaic Co. (The)†	969	45,398
Newmont Mining Corp.†	1,101	25,719

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM INDEX PLUS FUND

Portfolio of Investments (Continued)

June 30, 2015

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
Nucor Corp.†	759	$33,449
Sealed Air Corp.†	3	154

		354,563

Media — 5.4%
Cablevision Systems Corp., Class A†	9	215
CBS Corp., Class B, non-voting shares†	50	2,775
Comcast Corp., Class A†	558	33,558
DIRECTV†*	1,084	100,584
Discovery Communications, Inc., Class A†*	22	732
Interpublic Group of Cos, Inc. (The)†	8	154
News Corp., Class A†*	19	277
Omnicom Group, Inc.†	576	40,026
Scripps Networks Interactive, Inc., Class A†(a)	341	22,291
TEGNA, Inc.	601	19,274
Time Warner, Inc.†	186	16,258
Twenty-First Century Fox, Inc., Class A†	2,688	87,481
Viacom, Inc., Class B†	1,054	68,131

		391,756

Pharmaceuticals, Biotechnology & Life Sciences — 2.2%
AbbVie, Inc.†	52	3,494
Agilent Technologies, Inc.	11	424
Amgen, Inc.†	91	13,970
Gilead Sciences, Inc.†	1,086	127,149
Johnson & Johnson†	79	7,699
Pfizer, Inc.†	204	6,840
Waters Corp.†*	2	257

		159,833

Real Estate — 0.5%
Kimco Realty Corp., REIT†	935	21,075
Plum Creek Timber Co., Inc., REIT†	393	15,944

		37,019

Retailing — 6.2%
AutoNation, Inc.*	1	63
AutoZone, Inc.†*	23	15,339
Bed Bath & Beyond, Inc.†*	463	31,938
Best Buy Co., Inc.†	938	30,588
CarMax, Inc.*	3	199
Dollar General Corp.†	10	777
Dollar Tree, Inc.*	1	79

	Number of Shares	Value
COMMON STOCKS — (Continued)
Retailing — (Continued)
Family Dollar Stores, Inc.†	3	$236
GameStop Corp., Class A†(a)	285	12,244
Gap, Inc. (The)†	10	382
Genuine Parts Co.†	405	36,260
Home Depot, Inc. (The)†	699	77,680
Kohl’s Corp.†	6	376
Lowe’s Cos., Inc.†	1,322	88,534
Macy’s, Inc.†	13	877
Ross Stores, Inc.†	488	23,722
Staples, Inc.†	1,700	26,027
Target Corp.†	1,262	103,017
Tiffany & Co.	1	92
TJX Cos, Inc. (The)†	22	1,456

		449,886

Semiconductors & Semiconductor Equipment — 3.0%
Analog Devices, Inc.	5	321
Applied Materials, Inc.	41	788
Intel Corp.†	2,632	80,052
KLA-Tencor Corp.†	425	23,889
Lam Research Corp.	2	163
Linear Technology Corp.†	8	354
Micron Technology, Inc.†*	2,847	53,638
NVIDIA Corp.†	1,428	28,717
Texas Instruments, Inc.†	34	1,751
Xilinx, Inc.†	685	30,250

		219,923

Software & Services — 5.5%
Accenture PLC, Class A (Ireland)†	431	41,712
Automatic Data Processing, Inc.†	65	5,215
CA, Inc.†	1,156	33,859
Computer Sciences Corp.†	369	24,221
eBay, Inc.*	13	783
Electronic Arts, Inc.†*	11	731
Fidelity National Information Services, Inc.	2	124
International Business Machines Corp.†	393	63,925
Intuit, Inc.	9	907
Microsoft Corp.†	1,664	73,466
Oracle Corp.†	1,995	80,398
Paychex, Inc.†	394	18,471
Symantec Corp.†	672	15,624
Teradata Corp.†*	4	148
VeriSign, Inc.†*	61	3,765

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM INDEX PLUS FUND

Portfolio of Investments (Continued)

June 30, 2015

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
Visa, Inc., Class A†	70	$4,700
Western Union Co. (The)†	1,372	27,893

		395,942

Technology Hardware & Equipment — 9.7%
Apple, Inc.†	1,026	128,686
Cisco Systems, Inc.†	4,126	113,300
EMC Corp.	3	79
F5 Networks, Inc.†*	16	1,926
FLIR Systems, Inc.†	5	154
Harris Corp.†	277	21,304
Hewlett-Packard Co.†	4,306	129,223
Juniper Networks, Inc.†	13	338
Motorola Solutions, Inc.†	559	32,053
NetApp, Inc.†	854	26,952
QUALCOMM, Inc.†	1,996	125,010
SanDisk Corp.†	597	34,757
Seagate Technology PLC (Ireland)†	842	39,995
TE Connectivity Ltd. (Switzerland)	13	836
Western Digital Corp.†	613	48,071

		702,684

Telecommunication Services — 2.2%
AT&T, Inc.†	172	6,109
CenturyLink, Inc.†	1,501	44,099
Verizon Communications, Inc.†	2,288	106,644

		156,852

Transportation — 2.5%
CH Robinson Worldwide, Inc.†	3	187
CSX Corp.†	29	947
Delta Air Lines, Inc.†	2,166	88,979
Expeditors International of Washington, Inc.†	436	20,102
Norfolk Southern Corp.†	10	874
Southwest Airlines Co.†	574	18,994
Union Pacific Corp.†	29	2,766
United Parcel Service, Inc., Class B†	506	49,036

		181,885

Utilities — 1.1%
AGL Resources, Inc.†	318	14,806
CMS Energy Corp.	7	223
Public Service Enterprise Group, Inc.†	889	34,920
SCANA Corp.	1	51

	Number of Shares	Value
COMMON STOCKS — (Continued)
Utilities — (Continued)
WEC Energy Group, Inc.†	748	$33,646

		83,646

TOTAL COMMON STOCKS (Cost $6,512,814)		6,399,801

EXCHANGE TRADED FUNDS — 99.3%
SPDR S&P 500 ETF Trust†(a)	34,946	7,193,634

TOTAL EXCHANGE TRADED FUNDS (Cost $7,290,607)		7,193,634

TOTAL LONG POSITIONS - 187.7%		13,593,435

(Cost $13,803,421)**

SHORT POSITIONS — (88.5)%
COMMON STOCKS — (88.5)%
Automobiles & Components — (0.7)%
BorgWarner, Inc.	(600)	(34,104)
Delphi Automotive PLC (Jersey)	(206)	(17,528)
Ford Motor Co.	(13)	(195)

		(51,827)

Banks — (0.3)%
Citigroup, Inc.	(80)	(4,419)
Comerica, Inc.	(3)	(154)
Hudson City Bancorp, Inc.	(1,404)	(13,871)
Huntington Bancshares, Inc.	(2)	(23)
People’s United Financial, Inc.	(236)	(3,826)
Zions Bancorporation	(3)	(95)

		(22,388)

Capital Goods — (2.2)%
Allegion PLC (Ireland)	(191)	(11,487)
Boeing Co. (The)	(503)	(69,776)
Eaton Corp. PLC (Ireland)	(16)	(1,080)
Flowserve Corp.	(354)	(18,642)
Ingersoll-Rand PLC (Ireland)	(702)	(47,329)
Masco Corp.	(12)	(320)
Pall Corp.	(4)	(498)
Quanta Services, Inc.*	(2)	(58)
Raytheon Co.	(5)	(478)
Stanley Black & Decker, Inc.	(58)	(6,104)
Textron, Inc.	(7)	(312)
WW Grainger, Inc.	(1)	(237)
Xylem, Inc.	(7)	(259)

		(156,580)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM INDEX PLUS FUND

Portfolio of Investments (Continued)

June 30, 2015

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Commercial & Professional Services — (0.9)%
ADT Corp. (The)	(129)	$(4,330)
Cintas Corp.	(1)	(85)
Equifax, Inc.	(3)	(291)
Nielsen NV (Netherlands)	(981)	(43,919)
Republic Services, Inc.	(323)	(12,652)
Robert Half International, Inc.	(5)	(278)
Stericycle, Inc.*	(3)	(402)

		(61,957)

Consumer Durables & Apparel — (4.3)%
DR Horton, Inc.	(972)	(26,594)
Hanesbrands, Inc.	(1,064)	(35,452)
Harman International Industries, Inc.	(189)	(22,480)
Leggett & Platt, Inc.	(4)	(195)
Mattel, Inc.	(898)	(23,070)
Mohawk Industries, Inc.*	(193)	(36,844)
Newell Rubbermaid, Inc.	(712)	(29,270)
NIKE, Inc., Class B	(24)	(2,592)
PulteGroup, Inc.	(969)	(19,525)
PVH Corp.	(2)	(230)
Under Armour, Inc., Class A*	(571)	(47,644)
VF Corp.	(1,009)	(70,368)
Whirlpool Corp.	(3)	(519)

		(314,783)

Consumer Services — (1.9)%
Chipotle Mexican Grill, Inc.*	(6)	(3,630)
Marriott International, Inc.	(7)	(521)
Royal Caribbean Cruises, Ltd. (Liberia)	(583)	(45,876)
Starbucks Corp.	(843)	(45,197)
Starwood Hotels & Resorts Worldwide, Inc.	(4)	(324)
Wynn Resorts Ltd.	(269)	(26,542)
Yum! Brands, Inc.	(171)	(15,404)

		(137,494)

Diversified Financials — (2.6)%
Affiliated Managers Group, Inc.*	(2)	(437)
Bank of New York Mellon Corp. (The)	(162)	(6,799)
Berkshire Hathaway, Inc., Class B*	(82)	(11,161)
Charles Schwab Corp. (The)	(3,021)	(98,636)
E*TRADE Financial Corp.*	(769)	(23,031)
Leucadia National Corp.	(13)	(316)
Morgan Stanley	(61)	(2,366)
Northern Trust Corp.	(382)	(29,208)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Diversified Financials — (Continued)
State Street Corp.	(207)	$(15,939)

		(187,893)

Energy — (17.0)%
Anadarko Petroleum Corp.	(1,347)	(105,147)
Apache Corp.	(999)	(57,572)
Cabot Oil & Gas Corp.	(1,097)	(34,599)
Chevron Corp.	(1,305)	(125,893)
Cimarex Energy Co.	(232)	(25,592)
ConocoPhillips	(1,968)	(120,855)
CONSOL Energy, Inc.	(606)	(13,174)
Diamond Offshore Drilling, Inc.	(363)	(9,369)
EOG Resources, Inc.	(1,230)	(107,686)
EQT Corp.	(404)	(32,861)
Exxon Mobil Corp.	(38)	(3,162)
Helmerich & Payne, Inc.	(4)	(282)
Hess Corp.	(758)	(50,695)
Kinder Morgan, Inc.	(2,043)	(78,431)
Marathon Oil Corp.	(1,790)	(47,507)
Murphy Oil Corp.	(472)	(19,621)
Newfield Exploration Co.*	(432)	(15,604)
Noble Energy, Inc.	(960)	(40,973)
Occidental Petroleum Corp.	(1,167)	(90,758)
ONEOK, Inc.	(553)	(21,832)
Pioneer Natural Resources Co.	(395)	(54,783)
QEP Resources, Inc.	(468)	(8,663)
Range Resources Corp.	(448)	(22,122)
Southwestern Energy Co.*	(1,020)	(23,185)
Spectra Energy Corp.	(23)	(750)
Tesoro Corp.	(333)	(28,109)
Williams Cos., Inc. (The)	(1,578)	(90,561)

		(1,229,786)

Food & Staples Retailing — (0.1)%
Costco Wholesale Corp.	(37)	(4,997)
Whole Foods Market, Inc.	(2)	(79)

		(5,076)

Food, Beverage & Tobacco — (3.0)%
Coca-Cola Co. (The)	(9)	(353)
Coca-Cola Enterprises, Inc.	(2)	(87)
Constellation Brands, Inc., Class A	(515)	(59,750)
Hershey Co. (The)	(2)	(178)
JM Smucker Co. (The)	(317)	(34,366)
Keurig Green Mountain, Inc.	(202)	(15,479)
Kraft Foods Group, Inc.	(20)	(1,703)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM INDEX PLUS FUND

Portfolio of Investments (Continued)

June 30, 2015

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Food, Beverage & Tobacco — (Continued)
McCormick & Co., Inc.	(139)	$(11,252)
Molson Coors Brewing Co., Class B	(4)	(279)
Mondelez International, Inc.	(54)	(2,222)
Monster Beverage Corp.*	(382)	(51,196)
Tyson Foods, Inc., Class A	(992)	(42,289)

		(219,154)

Health Care Equipment & Services — (7.7)%
Abbott Laboratories	(25)	(1,227)
AmerisourceBergen Corp.	(7)	(744)
Baxter International, Inc.	(688)	(48,112)
Becton Dickinson and Co.	(555)	(78,616)
Boston Scientific Corp.*	(3,163)	(55,985)
Cerner Corp.*	(912)	(62,983)
CR Bard, Inc.	(3)	(512)
DaVita HealthCare Partners, Inc.*	(8)	(636)
DENTSPLY International, Inc.	(235)	(12,114)
Edwards Lifesciences Corp.*	(285)	(40,592)
Henry Schein, Inc.*	(222)	(31,551)
Intuitive Surgical, Inc.*	(98)	(47,481)
Laboratory Corp. of America Holdings*	(277)	(33,578)
Medtronic PLC (Ireland)	(1,732)	(128,341)
Tenet Healthcare Corp.*	(263)	(15,222)
Universal Health Services, Inc., Class B	(4)	(568)
Zimmer Biomet Holdings, Inc.	(3)	(328)

		(558,590)

Insurance — (1.6)%
Aon PLC (United Kingdom)	(269)	(26,814)
Cincinnati Financial Corp.	(2)	(100)
Genworth Financial, Inc., Class A*	(1,319)	(9,985)
Marsh & McLennan Cos., Inc.	(612)	(34,700)
Unum Group	(661)	(23,631)
XL Group PLC (Ireland)	(484)	(18,005)

		(113,235)

Materials — (7.7)%
Air Products & Chemicals, Inc.	(450)	(61,573)
Airgas, Inc.	(1)	(106)
Alcoa, Inc.	(41)	(457)
Allegheny Technologies, Inc.	(284)	(8,577)
Avery Dennison Corp.	(3)	(183)
Ball Corp.	(364)	(25,535)
CF Industries Holdings, Inc.	(630)	(40,496)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
Ecolab, Inc.	(671)	$(75,870)
EI du Pont de Nemours & Co.	(469)	(29,992)
FMC Corp.	(355)	(18,655)
Freeport-McMoRan, Inc.	(2,759)	(51,373)
International Flavors & Fragrances, Inc.	(2)	(219)
Martin Marietta Materials, Inc.	(179)	(25,330)
Monsanto Co.	(172)	(18,333)
Owens-Illinois, Inc.*	(3)	(69)
Pentair PLC (United Kingdom)	(257)	(17,669)
PPG Industries, Inc.	(721)	(82,713)
Praxair, Inc.	(7)	(837)
Sherwin-Williams Co. (The)	(206)	(56,654)
Sigma-Aldrich Corp.	(102)	(14,214)
Vulcan Materials Co.	(351)	(29,459)

		(558,314)

Media — (0.1)%
Time Warner Cable, Inc.	(4)	(713)
Walt Disney Co. (The)	(57)	(6,506)

		(7,219)

Pharmaceuticals, Biotechnology & Life Sciences — (7.5)%
Alexion Pharmaceuticals, Inc.*	(287)	(51,881)
Allergan PLC (Ireland)*	(302)	(91,645)
Biogen, Inc.*	(8)	(3,231)
Bristol-Myers Squibb Co.	(56)	(3,726)
Celgene Corp.*	(27)	(3,125)
Eli Lilly & Co.	(36)	(3,006)
Endo International PLC (Ireland)*	(462)	(36,798)
Hospira, Inc.*	(458)	(40,629)
Mallinckrodt PLC (Ireland)*	(4)	(471)
Merck & Co., Inc.	(94)	(5,351)
Mylan NV (Netherlands)*	(620)	(42,073)
PerkinElmer, Inc.	(4)	(211)
Perrigo Co. PLC (Ireland)	(5)	(924)
Regeneron Pharmaceuticals, Inc.*	(166)	(84,682)
Thermo Fisher Scientific, Inc.	(746)	(96,801)
Vertex Pharmaceuticals, Inc.*	(660)	(81,497)
Zoetis, Inc.	(17)	(820)

		(546,871)

Real Estate — (5.6)%
American Tower Corp.	(921)	(85,920)
Apartment Investment & Management Co., Class A	(4)	(148)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM INDEX PLUS FUND

Portfolio of Investments (Continued)

June 30, 2015

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Real Estate — (Continued)
AvalonBay Communities, Inc.	(4)	$(639)
Boston Properties, Inc.	(5)	(605)
Crown Castle International Corp.	(11)	(883)
Equity Residential	(245)	(17,192)
Essex Property Trust, Inc.	(171)	(36,338)
General Growth Properties, Inc.	(30)	(770)
HCP, Inc.	(1,224)	(44,639)
Health Care REIT, Inc.	(625)	(41,019)
Host Hotels & Resorts, Inc.	(26)	(516)
Iron Mountain, Inc., REIT	(3)	(93)
Macerich Co. (The)	(420)	(31,332)
Prologis, Inc.	(18)	(668)
Public Storage	(5)	(922)
Realty Income Corp.	(602)	(26,723)
Simon Property Group, Inc.	(48)	(8,305)
SL Green Realty Corp.	(264)	(29,011)
Ventas, Inc.	(877)	(54,453)
Vornado Realty Trust	(293)	(27,814)
Weyerhaeuser Co.	(18)	(567)

		(408,557)

Retailing — (7.1)%
Amazon.com, Inc.*	(300)	(130,227)
Expedia, Inc.	(353)	(38,601)
L Brands, Inc.	(5)	(429)
Netflix, Inc.*	(160)	(105,110)
Nordstrom, Inc.	(507)	(37,772)
O’Reilly Automotive, Inc.*	(1)	(226)
Priceline Group, Inc. (The)*	(2)	(2,303)
Tractor Supply Co.	(361)	(32,468)
TripAdvisor, Inc.*	(380)	(33,113)
Urban Outfitters, Inc.*	(348)	(12,180)
Walgreens Boots Alliance, Inc.	(1,446)	(122,100)

		(514,529)

Semiconductors & Semiconductor Equipment — (3.4)%
Altera Corp.	(533)	(27,290)
Avago Technologies Ltd. (Singapore)	(268)	(35,625)
Broadcom Corp., Class A	(1,642)	(84,546)
First Solar, Inc.*	(267)	(12,544)
Microchip Technology, Inc.	(7)	(332)
Qorvo, Inc.*	(392)	(31,466)
Skyworks Solutions, Inc.	(506)	(52,675)

		(244,478)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (6.9)%
Adobe Systems, Inc.*	(1,165)	$(94,377)
Akamai Technologies, Inc.*	(474)	(33,095)
Autodesk, Inc.*	(603)	(30,195)
Citrix Systems, Inc.*	(425)	(29,818)
Facebook, Inc., Class A*	(1,292)	(110,808)
Fiserv, Inc.*	(5)	(414)
Google, Inc., Class C*	(80)	(41,752)
MasterCard, Inc., Class A	(7)	(654)
Red Hat, Inc.*	(485)	(36,826)
salesforce.com inc*	(1,748)	(121,713)
Total System Services, Inc.	(4)	(167)
Xerox Corp.	(2)	(21)

		(499,840)

Technology Hardware & Equipment — (0.2)%
Amphenol Corp., Class A	(205)	(11,884)
Corning, Inc.	(31)	(612)

		(12,496)

Telecommunication Services — (0.9)%
Equinix, Inc.	(151)	(38,354)
Frontier Communications Corp.	(34)	(168)
Level 3 Communications, Inc.*	(446)	(23,491)

		(62,013)

Transportation — (0.5)%
American Airlines Group, Inc.	(23)	(918)
Kansas City Southern	(293)	(26,722)
Ryder System, Inc.	(141)	(12,319)

		(39,959)

Utilities — (6.3)%
Ameren Corp.	(643)	(24,228)
American Electric Power Co., Inc.	(17)	(900)
CenterPoint Energy, Inc.	(1,141)	(21,713)
Consolidated Edison, Inc.	(10)	(579)
Dominion Resources, Inc.	(233)	(15,581)
DTE Energy Co.	(475)	(35,454)
Duke Energy Corp.	(32)	(2,260)
Edison International	(864)	(48,021)
Entergy Corp.	(6)	(423)
Eversource Energy	(119)	(5,404)
Exelon Corp.	(29)	(911)
FirstEnergy Corp.	(1,119)	(36,423)
NextEra Energy, Inc.	(290)	(28,429)
NiSource, Inc.	(11)	(501)
NRG Energy, Inc.	(12)	(275)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM INDEX PLUS FUND

Portfolio of Investments (Concluded)

June 30, 2015

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Utilities — (Continued)
Pepco Holdings, Inc.	(671)	$(18,077)
PG&E Corp.	(1,265)	(62,112)
Pinnacle West Capital Corp.	(293)	(16,669)
PPL Corp.	(23)	(678)
Sempra Energy	(242)	(23,943)
Southern Co. (The)	(1,419)	(59,456)
TECO Energy, Inc.	(625)	(11,038)
Xcel Energy, Inc.	(1,344)	(43,250)

		(456,325)

TOTAL COMMON STOCK (Proceeds $6,566,488)		(6,409,364)

TOTAL SECURITIES SOLD SHORT - (88.5)%		(6,409,364)

(Proceeds $6,566,488)

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.8%		56,780

NET ASSETS - 100.0%		$7,240,851

†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
(a)	All or a portion of the security is on loan. At June 30, 2015, the market value of securities on loan was $2,725,215.
*	Non-income producing.
**	The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis are as follows:

Aggregate cost	$13,803,421

Gross unrealized appreciation	$119,578
Gross unrealized depreciation	(329,564)

Net unrealized depreciation	$(209,986)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM NEUTRAL FUND

Portfolio of Investments

June 30, 2015

(Unaudited)

	Number of Shares	Value
LONG POSITIONS — 121.8%
COMMON STOCKS — 121.8%
Automobiles & Components — 3.9%
Allison Transmission Holdings, Inc.†	210,587	$6,161,776
American Axle & Manufacturing Holdings, Inc.†*	271,580	5,678,738
Cooper Tire & Rubber Co.†	163,239	5,522,375
Cooper-Standard Holding, Inc.†(a)*	904	55,569
Dana Holding Corp.†	68,114	1,401,786
Gentex Corp.†	48,354	793,973
Goodyear Tire & Rubber Co. (The)†	156,124	4,707,139
Johnson Controls, Inc.†	4,434	219,616
Magna International, Inc. (Canada)†	63,601	3,567,380
Thor Industries, Inc.†	40,153	2,259,811

		30,368,163

Capital Goods — 20.3%
Actuant Corp., Class A†	81,664	1,885,622
Aegion Corp.†*	52,228	989,198
American Woodmark Corp.†*	28,185	1,545,947
Apogee Enterprises, Inc.†	5,328	280,466
Applied Industrial Technologies, Inc.	1,175	46,589
Astec Industries, Inc.	197	8,239
Astronics Corp.†(a)*	11,039	782,555
AZZ, Inc.†	11,692	605,646
Babcock & Wilcox Co. (The)†(a)*	127,917	4,195,678
Barnes Group, Inc.†	26,194	1,021,304
Blount International, Inc.†*	28,164	307,551
Boeing Co. (The)	7,667	1,063,566
Brady Corp., Class A†(a)	24,954	617,362
Caterpillar, Inc.†	20,279	1,720,065
Chicago Bridge & Iron Co. NV (Netherlands)(a)	62,289	3,116,942
CLARCOR, Inc.	19	1,183
Colfax Corp.†(a)*	25,879	1,194,316
Comfort Systems USA, Inc.†(a)	8,857	203,268
Continental Building Products, Inc.†*	77,008	1,631,799
Crane Co.†	89,656	5,265,497
Cubic Corp.†	27,690	1,317,490
Cummins, Inc.†	28,469	3,734,848
Curtiss-Wright Corp.†	56,461	4,090,035
DigitalGlobe, Inc.*	603	16,757
Dover Corp.†	48,175	3,380,922
Dycom Industries, Inc.*	427	25,129
EMCOR Group, Inc.†	61,494	2,937,568
ESCO Technologies, Inc.†	1,389	51,963
Federal Signal Corp.†	86,141	1,284,362

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Fluor Corp.†	53,639	$2,843,403
General Cable Corp.†(a)	133,031	2,624,702
General Dynamics Corp.†	24,755	3,507,536
Granite Construction, Inc.†(a)	25,971	922,230
HD Supply Holdings, Inc.†*	12,390	435,880
Heico Corp.†(a)	9,317	543,181
Huntington Ingalls Industries, Inc.†	62,128	6,994,991
Hyster-Yale Materials Handling, Inc.†	4,685	324,577
II-VI, Inc.†(a)*	48,679	923,927
Illinois Tool Works, Inc.†	17,436	1,600,450
Jacobs Engineering Group, Inc.†*	63,701	2,587,535
John Bean Technologies Corp.†(a)	20,559	772,813
Kaman Corp.†(a)	22,329	936,478
Kennametal, Inc.†	155,284	5,298,290
Keysight Technologies, Inc.†*	58,477	1,823,898
L-3 Communications Holdings, Inc.†	15,078	1,709,544
Lincoln Electric Holdings, Inc.†	87,482	5,326,779
Manitowoc Co., Inc. (The)†	24,583	481,827
Meritor, Inc.†*	263,792	3,460,951
Moog, Inc., Class A†*	40,130	2,836,388
MRC Global, Inc.†*	191,000	2,949,040
MSA Safety, Inc.†	2,461	119,383
Mueller Industries, Inc.†(a)	29,550	1,025,976
PACCAR, Inc.†	50,212	3,204,028
Parker-Hannifin Corp.†	48,035	5,587,912
Precision Castparts Corp.†	7,837	1,566,381
Rexnord Corp.†*	3,858	92,245
Rockwell Automation, Inc.†	60,522	7,543,462
Simpson Manufacturing Co., Inc.†(a)	26,815	911,710
Snap-on, Inc.†	7,063	1,124,783
Spirit AeroSystems Holdings, Inc., Class A†*	130,038	7,166,394
SPX Corp.†	8,321	602,357
Stanley Black & Decker, Inc.†	69,450	7,308,918
Sun Hydraulics Corp.†(a)	15,699	598,289
Textron, Inc.†	140,297	6,261,455
Thermon Group Holdings, Inc.†(a)*	16,396	394,652
TriMas Corp.†*	6,779	200,658
Triumph Group, Inc.†	70,056	4,622,995
United Rentals, Inc.†*	37,557	3,290,744
United Technologies Corp.†	17,859	1,981,099
Valmont Industries, Inc.†(a)	24,157	2,871,543
Wabash National Corp.†(a)*	273,782	3,433,226
Wabtec Corp.†	23,764	2,239,519

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM NEUTRAL FUND

Portfolio of Investments (Continued)

June 30, 2015

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Watts Water Technologies, Inc., Class A†	28,193	$1,461,807
WESCO International, Inc.†(a)*	45,581	3,128,680

		158,964,503

Commercial & Professional Services — 4.6%
ACCO Brands Corp.†*	187,017	1,453,122
Cintas Corp.†	37,184	3,145,395
Copart, Inc.†*	25,206	894,309
Deluxe Corp.	2,801	173,662
FTI Consulting, Inc.†*	50,190	2,069,836
G&K Services, Inc., Class A(a)	4,823	333,462
Herman Miller, Inc.	942	27,252
Insperity, Inc.†(a)	11,682	594,614
Interface, Inc.†	97,198	2,434,810
Korn/Ferry International†	7,640	265,643
Multi-Color Corp.†	23,907	1,527,179
Pitney Bowes, Inc.†	305,395	6,355,270
Progressive Waste Solutions Ltd. (Canada)†	38,300	1,028,355
Quad/Graphics, Inc.†(a)	42,814	792,487
Ritchie Bros Auctioneers, Inc. (Canada)†	24,456	682,812
RPX Corp.†*	72,487	1,225,030
RR Donnelley & Sons Co.†	201,859	3,518,402
ServiceMaster Global Holdings, Inc.†*	13,907	503,016
Towers Watson & Co., Class A†	40,824	5,135,659
UniFirst Corp.†(a)	18,365	2,054,125
West Corp.†	68,900	2,073,890

		36,288,330

Consumer Durables & Apparel — 6.3%
Carter’s, Inc.†	64,568	6,863,578
Coach, Inc.†	147,417	5,102,102
Fossil Group, Inc.†(a)*	77,309	5,362,152
Hasbro, Inc.†(a)	27,137	2,029,576
Helen Of Troy Ltd. (Bermuda)†*	29,111	2,838,031
iRobot Corp.*	852	27,162
Mattel, Inc.†	122,067	3,135,901
Michael Kors Holdings Ltd. (British Virgin Islands)†*	196,066	8,252,418
NVR, Inc.†*	780	1,045,200
Oxford Industries, Inc.†	8,608	752,770
PVH Corp.†	35,336	4,070,707
Tumi Holdings, Inc.†*	104,278	2,139,785

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Durables & Apparel — (Continued)
Tupperware Brands Corp.†	50,824	$3,280,181
VF Corp.†	9,815	684,498
Wolverine World Wide, Inc.†(a)	134,243	3,823,241

		49,407,302

Consumer Services — 3.1%
Apollo Education Group, Inc.*	18,578	239,285
Bob Evans Farms, Inc.(a)	19,178	979,037
Boyd Gaming Corp.†(a)*	151,823	2,269,754
Capella Education Co.†	17,623	945,826
Darden Restaurants, Inc.†	45,644	3,244,376
DeVry Education Group, Inc.	6,032	180,839
DineEquity, Inc.†	16,838	1,668,477
Hillenbrand, Inc.†	62,673	1,924,061
Hyatt Hotels Corp., Class A†(a)*	10,788	611,572
Interval Leisure Group, Inc.†	42,697	975,626
Jack in the Box, Inc.†	18,574	1,637,484
La Quinta Holdings, Inc.*	8,834	201,857
Pinnacle Entertainment, Inc.†(a)*	52,930	1,973,230
Regis Corp.*	10	158
Sabre Corp.†(a)	104,647	2,490,599
Speedway Motorsports, Inc.†	12,066	273,295
Strayer Education, Inc.†(a)*	3,509	151,238
Vail Resorts, Inc.†(a)	13,885	1,516,242
Wyndham Worldwide Corp.†	33,503	2,744,231

		24,027,187

Food & Staples Retailing — 2.5%
Fresh Market, Inc. (The)†(a)*	152,286	4,894,472
Ingles Markets, Inc., Class A†(a)	27,926	1,334,025
SpartanNash Co.†	27,003	878,678
SUPERVALU, Inc.†*	414,893	3,356,484
Sysco Corp.†	87,519	3,159,436
Wal-Mart Stores, Inc.†	32,074	2,275,009
Weis Markets, Inc.†	2,628	110,770
Whole Foods Market, Inc.†	97,845	3,859,007

		19,867,881

Food, Beverage & Tobacco — 10.1%
Altria Group, Inc.†	70,515	3,448,889
Archer-Daniels-Midland Co.†	14,942	720,503
B&G Foods, Inc.†(a)	85,303	2,433,695
Bunge, Ltd. (Bermuda)†	105,585	9,270,363
Campbell Soup Co.†(a)	68,763	3,276,557
Coca-Cola Co. (The)†	44,071	1,728,905
Coca-Cola Enterprises, Inc.†	51,267	2,227,038

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM NEUTRAL FUND

Portfolio of Investments (Continued)

June 30, 2015

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Food, Beverage & Tobacco — (Continued)
ConAgra Foods, Inc.†	105,696	$4,621,029
Dean Foods Co.†(a)	246,781	3,990,449
Dr Pepper Snapple Group, Inc.†	46,996	3,426,008
Flowers Foods, Inc.†(a)	177,024	3,744,058
Hershey Co. (The)†	48,151	4,277,253
Hormel Foods Corp.†	110,805	6,246,078
Kellogg Co.†	2,291	143,646
Mead Johnson Nutrition Co.†	30,933	2,790,775
Monster Beverage Corp.†*	1,691	226,628
National Beverage Corp.†(a)*	4,625	104,016
Philip Morris International, Inc.†	28,466	2,282,119
Pilgrim’s Pride Corp.(a)	392,016	9,004,607
Reynolds American, Inc.†	17,227	1,286,185
Sanderson Farms, Inc.†(a)	124,362	9,347,048
Tootsie Roll Industries, Inc.†(a)	10,201	329,594
Universal Corp.†(a)	25,694	1,472,780
Vector Group, Ltd.†	103,806	2,435,289

		78,833,512

Health Care Equipment & Services — 7.0%
Abaxis, Inc.†(a)	28,437	1,463,937
Abbott Laboratories†	90,001	4,417,249
Abiomed, Inc.†*	8,232	541,089
Air Methods Corp.†*	8,583	354,821
Amedisys, Inc.†(a)*	46,938	1,864,847
Anika Therapeutics, Inc.†*	37,869	1,250,813
Becton Dickinson and Co.	—	36
Cardinal Health, Inc.†	9,361	783,048
Computer Programs & Systems, Inc.†	8,000	427,360
Cyberonics, Inc.†*	24,832	1,476,511
DENTSPLY International, Inc.†	19,114	985,327
Globus Medical, Inc., Class A†*	17,523	449,815
Greatbatch, Inc.†*	13,580	732,234
Halyard Health, Inc.†*	79,201	3,207,640
ICU Medical, Inc.†*	26,055	2,492,421
Kindred Healthcare, Inc.†	34,878	707,675
LifePoint Health, Inc.†(a)*	47,529	4,132,647
McKesson Corp.†	22,859	5,138,932
Meridian Bioscience, Inc.†	34,469	642,502
Natus Medical, Inc.†*	50,417	2,145,747
Omnicare, Inc.†	90,068	8,488,909
Omnicell, Inc.*	1,694	63,881
Patterson Cos., Inc.†	11,174	543,615
PharMerica Corp.†*	50,583	1,684,414
Quality Systems, Inc.†	85,919	1,423,678

	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
Quest Diagnostics, Inc.†	24,811	$1,799,294
STERIS Corp.†(a)	48,371	3,117,027
Teleflex, Inc.†	14,799	2,004,525
Universal Health Services, Inc., Class B†	18,402	2,614,924

		54,954,918

Household & Personal Products — 2.2%
Avon Products, Inc.†	138,963	869,908
Church & Dwight Co., Inc.†	35,282	2,862,429
Clorox Co. (The)†	30,354	3,157,423
Colgate-Palmolive Co.†	10,221	668,556
Estee Lauder Cos., Inc. (The), Class A†	56,079	4,859,806
Inter Parfums, Inc.†	4,937	167,512
Kimberly-Clark Corp.†	28,198	2,988,142
Procter & Gamble Co. (The)†	17,664	1,382,031
Revlon, Inc., Class A†*	7,877	289,165

		17,244,972

Media — 4.6%
Discovery Communications, Inc., Class A†*	4,217	140,257
Gannett Co., Inc.*	12,302	394,525
Gray Television, Inc.*	289	4,532
Interpublic Group of Cos, Inc. (The)†	239,225	4,609,866
John Wiley & Sons, Inc., Class A†	6,027	327,688
Loral Space & Communications, Inc.†*	3,896	245,916
Madison Square Garden, Inc., Class A†*	36,676	3,062,079
Meredith Corp.†(a)	16,125	840,919
National CineMedia, Inc.†	70,758	1,129,298
New York Times Co. (The), Class A†(a)	119,143	1,626,302
News Corp., Class A*	12,779	186,446
Nexstar Broadcasting Group, Inc., Class A(a)	43,355	2,427,880
Omnicom Group, Inc.†	62,834	4,366,335
Orbital ATK, Inc.†	79,803	5,854,348
Scholastic Corp.†(a)	37,393	1,650,153
Scripps Networks Interactive, Inc., Class A†	7,728	505,179
TEGNA, Inc.	7,667	245,881
Time, Inc.†	119,049	2,739,318

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM NEUTRAL FUND

Portfolio of Investments (Continued)

June 30, 2015

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Media — (Continued)
Tribune Media Co., Class A†	101,864	$5,438,519

		35,795,441

Pharmaceuticals, Biotechnology & Life Sciences — 8.9%
Agilent Technologies, Inc.†	9,126	352,081
AMAG Pharmaceuticals, Inc.†*	46,857	3,235,944
Amgen, Inc.†	33,785	5,186,673
Bio-Rad Laboratories, Inc., Class A†*	12,406	1,868,468
Bruker Corp.†(a)*	4,398	89,763
Cambrex Corp.*	243	10,677
Depomed, Inc.†(a)*	98,780	2,119,819
Enanta Pharmaceuticals, Inc.†(a)*	2,885	129,796
Gilead Sciences, Inc.†	91,160	10,673,013
Lannett Co., Inc.†(a)*	137,025	8,144,766
Mallinckrodt PLC (Ireland)†*	19,495	2,294,951
Medivation, Inc.†*	12,077	1,379,193
Nektar Therapeutics(a)*	53,528	669,635
NewLink Genetics Corp.†*	137,861	6,103,106
PAREXEL International Corp.†*	118,753	7,637,005
PDL BioPharma, Inc.†(a)	869,413	5,590,326
Pfizer, Inc.†	122,772	4,116,545
Phibro Animal Health Corp., Class A†(a)	27,991	1,089,970
Prestige Brands Holdings, Inc.†(a)*	20,877	965,353
Quintiles Transnational Holdings, Inc.†*	39,858	2,894,089
United Therapeutics Corp.†*	19,831	3,449,602
Waters Corp.†*	9,774	1,254,786

		69,255,561

Retailing — 14.8%
American Eagle Outfitters, Inc.†(a)	270,556	4,658,974
Asbury Automotive Group, Inc.†*	27,869	2,525,489
Ascena Retail Group, Inc.†(a)*	58,439	973,302
Barnes & Noble, Inc.†(a)*	63,564	1,650,121
Bed Bath & Beyond, Inc.†*	32,638	2,251,369
Best Buy Co., Inc.†	59,758	1,948,708
Big Lots, Inc.†(a)	142,791	6,424,167
Buckle, Inc. (The)(a)	39,644	1,814,506
Caleres, Inc.†(a)	61,288	1,947,733
Cato Corp. (The), Class A†	44,824	1,737,378
Chico’s FAS, Inc.†(a)	300,722	5,001,007
Children’s Place, Inc. (The)†(a)	61,637	4,031,676
Dick’s Sporting Goods, Inc.†(a)	50,471	2,612,884
Dillard’s, Inc., Class A†	24,004	2,524,981
Dollar General Corp.	1,458	113,345

	Number of Shares	Value
COMMON STOCKS — (Continued)
Retailing — (Continued)
Dollar Tree, Inc.†*	30,936	$2,443,635
DSW, Inc., Class A†	20,320	678,078
Express, Inc.†(a)*	126,166	2,284,866
Five Below, Inc.(a)*	18,027	712,607
Foot Locker, Inc.†	39,348	2,636,709
GameStop Corp., Class A†(a)	31,055	1,334,123
Gap, Inc. (The)†	105,513	4,027,431
Genesco, Inc.†(a)*	33,757	2,228,975
Genuine Parts Co.†	3,857	345,317
GNC Holdings, Inc., Class A†	6,590	293,123
Guess?, Inc.†(a)	321,972	6,172,203
Hibbett Sports, Inc.(a)*	81,890	3,814,436
Home Depot, Inc. (The)†	9,200	1,022,396
JC Penney Co., Inc.†*	42,261	357,951
Kohl’s Corp.†	77,426	4,847,642
L Brands, Inc.†	20,499	1,757,379
Lands’ End, Inc.†(a)*	75,501	1,874,690
Lowe’s Cos., Inc.†	71,612	4,795,856
Macy’s, Inc.†	68,928	4,650,572
Michaels Cos., Inc. (The)†(a)*	79,411	2,136,950
Murphy USA, Inc.†*	44,155	2,464,732
Office Depot, Inc.†*	213,809	1,851,586
Outerwall, Inc.†	93,242	7,096,649
RetailMeNot, Inc.†(a)*	71,929	1,282,494
Ross Stores, Inc.†	37,764	1,835,708
Sally Beauty Holdings, Inc.†*	111,752	3,529,128
Select Comfort Corp.†*	4,477	134,623
Sonic Automotive, Inc., Class A	873	20,804
Target Corp.†	62,367	5,091,018
TJX Cos., Inc. (The)†	28,828	1,907,549
Zumiez, Inc.†(a)*	66,085	1,759,844

		115,604,714

Semiconductors & Semiconductor Equipment — 5.6%
Advanced Energy Industries, Inc.†*	70,411	1,935,598
Cabot Microelectronics Corp.†(a)*	35,224	1,659,403
Cirrus Logic, Inc.†*	32,306	1,099,373
Diodes, Inc.†*	15	362
Fairchild Semiconductor International, Inc.†*	93,022	1,616,722
Integrated Device Technology, Inc.†*	290,591	6,305,825
Intel Corp.†	106,902	3,251,424
Linear Technology Corp.†	25,706	1,136,976
Micron Technology, Inc.†*	349,707	6,588,480
MKS Instruments, Inc.†	30,092	1,141,690

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM NEUTRAL FUND

Portfolio of Investments (Continued)

June 30, 2015

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Semiconductors & Semiconductor Equipment — (Continued)
NVIDIA Corp.†	74,260	$1,493,369
OmniVision Technologies, Inc.†*	104,933	2,748,720
Rambus, Inc.†(a)*	5,791	83,912
Teradyne, Inc.†	297,710	5,742,826
Tessera Technologies, Inc.†	104,203	3,957,630
Texas Instruments, Inc.†	105,305	5,424,261

		44,186,571

Software & Services — 12.2%
Accenture PLC, Class A (Ireland)†	5,839	565,098
Activision Blizzard, Inc.†	152,878	3,701,176
Amdocs, Ltd. (Channel Islands)†(a)	37,879	2,067,815
Aspen Technology, Inc.†*	79,474	3,620,041
Automatic Data Processing, Inc.†	43,123	3,459,758
AVG Technologies NV (Netherlands)†*	18,412	500,991
Booz Allen Hamilton Holding Corp.†	86,514	2,183,613
Broadridge Financial Solutions, Inc.†	51,354	2,568,214
CA, Inc.†	176,028	5,155,860
CGI Group, Inc., Class A (Canada)†*	67,043	2,620,040
Computer Sciences Corp.†	113,337	7,439,441
CSG Systems International, Inc.†	37,505	1,187,408
DST Systems, Inc.†	54,222	6,830,888
Electronic Arts, Inc.†*	144,278	9,594,487
Endurance International Group Holdings, Inc.†(a)*	52,727	1,089,340
Euronet Worldwide, Inc.†*	4,270	263,459
Grubhub, Inc.*	4,427	150,828
International Business Machines Corp.†	8,271	1,345,361
Jack Henry & Associates, Inc.†	31,442	2,034,297
Leidos Holdings, Inc.†	36,281	1,464,664
MAXIMUS, Inc.†	14,166	931,131
Microsoft Corp.†	80,451	3,551,912
MicroStrategy, Inc., Class A†(a)*	13,587	2,310,877
NetScout Systems, Inc.(a)*	45,568	1,670,979
NeuStar, Inc., Class A(a)*	192,125	5,611,971
NIC, Inc.†	37,121	678,572
Open Text Corp. (Canada)†	52,225	2,116,679
Oracle Corp.†	34,288	1,381,806
Paychex, Inc.	217	10,173
Science Applications International Corp.†	60,262	3,184,847
Sykes Enterprises, Inc.†(a)*	2,985	72,386
Teradata Corp.*	4,307	159,359

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
TiVo, Inc.†*	227,840	$2,310,298
VeriSign, Inc.†*	53,642	3,310,784
WebMD Health Corp.†*	78,942	3,495,552
Western Union Co. (The)†(a)	331,159	6,732,462

		95,372,567

Technology Hardware & Equipment — 11.9%
ADTRAN, Inc.†	134,986	2,193,522
Anixter International, Inc.†(a)*	42,281	2,754,607
Apple, Inc.†	28,657	3,594,304
Arrow Electronics, Inc.†*	19,596	1,093,457
AVX Corp.†(a)	38,588	519,395
Blackberry, Ltd. (Canada)†*	344,039	2,814,239
Brocade Communications Systems, Inc.†	595,508	7,074,635
CDW Corp.†	98,816	3,387,412
Celestica, Inc. (Canada)†*	81,461	948,206
Cisco Systems, Inc.	11,071	304,010
Coherent, Inc.†(a)*	28,377	1,801,372
CommScope Holding Co., Inc.†*	170,375	5,198,141
Harris Corp.†	53,146	4,087,456
Hewlett-Packard Co.†	170,737	5,123,817
Ingram Micro, Inc., Class A*	3,000	75,090
InterDigital, Inc.†(a)	100,149	5,697,477
InvenSense, Inc.†(a)*	184,857	2,791,341
Lexmark International, Inc., Class A†(a)	43,305	1,914,081
Littelfuse, Inc.†	15,682	1,488,065
Methode Electronics, Inc.†	91,344	2,507,393
Mitel Networks Corp. (Canada)†*	38,428	339,319
Motorola Solutions, Inc.†(a)	107,045	6,137,960
NCR Corp.†*	179,373	5,399,127
NetApp, Inc.†	72,678	2,293,718
OSI Systems, Inc.†(a)*	20,945	1,482,697
Polycom, Inc.†*	295,981	3,386,023
QUALCOMM, Inc.†	78,356	4,907,436
Rogers Corp.†*	8,177	540,827
SanDisk Corp.	30,402	1,770,004
Sanmina Corp.†*	65,387	1,318,202
Seagate Technology PLC (Ireland)†	8,947	424,982
Tech Data Corp.*	1,441	82,944
TTM Technologies, Inc.†(a)*	107,653	1,075,454
Ubiquiti Networks, Inc.†	24,755	790,056
Vishay Intertechnology, Inc.†(a)	271,963	3,176,528

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM NEUTRAL FUND

Portfolio of Investments (Continued)

June 30, 2015

(Unaudited)

	Number
	of Shares	Value
COMMON STOCKS — (Continued)
Technology Hardware & Equipment — (Continued)
Western Digital Corp.†	55,064	$4,318,119

		92,811,416

Telecommunication Services — 1.2%
BCE, Inc. (Canada)†	11,144	473,620
CenturyLink, Inc.†	82,739	2,430,872
Intelsat SA (Luxembourg)†*	3,232	32,061
Shenandoah Telecommunications Co.	4,339	148,524
Verizon Communications, Inc.†	130,561	6,085,448

		9,170,525

Transportation — 2.6%
American Airlines Group, Inc.	13,520	539,921
ArcBest Corp.†	50,524	1,606,663
Atlas Air Worldwide Holdings, Inc.†(a)*	36,248	1,992,190
Canadian Pacific Railway, Ltd. (Canada)†	5,286	846,976
Con-way, Inc.†	12,859	493,400
Delta Air Lines, Inc.†	109,078	4,480,924
Hawaiian Holdings, Inc.†(a)*	36,171	859,061
Heartland Express, Inc.(a)	57,793	1,169,152
JetBlue Airways Corp.(a)*	5,197	107,890
Matson, Inc.†	51,134	2,149,673
Southwest Airlines Co.†	164,079	5,429,374
United Continental Holdings, Inc.†*	13,054	691,993

		20,367,217

TOTAL COMMON STOCKS (Cost $914,907,134)		952,520,780

TOTAL LONG POSITIONS - 121.8%		952,520,780

(Cost $914,907,134)**

SHORT POSITIONS — (96.7)%
COMMON STOCKS — (96.7)%
Automobiles & Components — (2.3)%
BorgWarner, Inc.	(80,489)	(4,574,995)
Drew Industries, Inc.	(22,556)	(1,308,699)
Federal-Mogul Holdings Corp.*	(45,425)	(515,574)
Gentherm, Inc.*	(6,204)	(340,662)
Lear Corp.	(48,416)	(5,435,180)
Standard Motor Products, Inc.	(14,615)	(513,279)
Superior Industries International, Inc.	(3,547)	(64,946)

	Number
	of Shares	Value
COMMON STOCKS — (Continued)
Automobiles & Components — (Continued)
Tesla Motors, Inc.*	(18,764)	$(5,033,631)

		(17,786,966)

Capital Goods — (14.5)%
AAON, Inc.	(18,902)	(425,673)
AAR Corp.	(73,545)	(2,343,879)
Acuity Brands, Inc.	(11,925)	(2,146,262)
Advanced Drainage Systems, Inc.	(41,580)	(1,219,541)
AECOM*	(131,441)	(4,348,068)
Aercap Holdings NV*	(210)	(9,616)
Aircastle Ltd.	(517)	(11,720)
Alamo Group, Inc.	(520)	(28,413)
Albany International Corp., Class A	(880)	(35,024)
Allegion PLC (Ireland)	(7,554)	(454,298)
AO Smith Corp.	(25,996)	(1,871,192)
Armstrong World Industries, Inc.*	(14,973)	(797,761)
Beacon Roofing Supply, Inc.*	(50,534)	(1,678,740)
Briggs & Stratton Corp.	(85,043)	(1,637,928)
Builders FirstSource, Inc.*	(94,331)	(1,211,210)
CAE, Inc. (Canada)	(4,510)	(53,804)
Carlisle Cos, Inc.	(3,915)	(391,970)
Chart Industries, Inc.*	(50,021)	(1,788,251)
Circor International, Inc.	(3,539)	(192,982)
Donaldson Co., Inc.	(73,339)	(2,625,536)
Encore Wire Corp.	(24,810)	(1,098,835)
EnerSys	(4,311)	(303,020)
EnPro Industries, Inc.	(38,266)	(2,189,581)
Esterline Technologies Corp.*	(36,174)	(3,448,829)
Flowserve Corp.	(12,163)	(640,504)
Franklin Electric Co., Inc.	(9,741)	(314,927)
Gopro, Inc., Class A*	(10,118)	(533,421)
Graco, Inc.	(21,228)	(1,507,825)
Griffon Corp.	(22,204)	(353,488)
Harsco Corp.	(72,440)	(1,195,260)
Hexcel Corp.	(18,591)	(924,716)
IDEX Corp.	(12,725)	(999,930)
Ingersoll-Rand PLC (Ireland)	(74,509)	(5,023,397)
ITT Corp.	(9,394)	(393,045)
Joy Global, Inc.	(80,484)	(2,913,521)
KBR, Inc.	(103,706)	(2,020,193)
Lennox International, Inc.	(42,327)	(4,558,195)
Lindsay Corp.	(1,909)	(167,820)
Masco Corp.	(7,569)	(201,865)
MasTec, Inc.*	(253,212)	(5,031,322)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM NEUTRAL FUND

Portfolio of Investments (Continued)

June 30, 2015

(Unaudited)

	Number
	of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
MSC Industrial Direct Co., Inc., Class A	(28,847)	$(2,012,655)
Mueller Water Products, Inc., Class A	(205,872)	(1,873,435)
NCI Building Systems, Inc.*	(32,407)	(488,375)
Nordson Corp.	(4,899)	(381,583)
Nortek, Inc.*	(3,934)	(327,033)
NOW, Inc.†*	(17,518)	(348,783)
Oshkosh Corp.	(64,025)	(2,713,380)
Ply Gem Holdings, Inc.*	(29,619)	(349,208)
Polypore International, Inc.*	(59,604)	(3,569,088)
Power Solutions International, Inc.*	(11,584)	(625,768)
Primoris Services Corp.	(75,905)	(1,502,919)
Quanta Services, Inc.*	(3,385)	(97,556)
Raven Industries, Inc.	(44,409)	(902,835)
Regal Beloit Corp.	(65,240)	(4,735,772)
Rush Enterprises, Inc., Class A*	(43,787)	(1,147,657)
Sensata Technologies Holding NV (Netherlands)*	(102,973)	(5,430,796)
SolarCity Corp.*	(101,982)	(5,461,136)
Standex International Corp.	(10,528)	(841,503)
TASER International, Inc.*	(52,367)	(1,744,345)
Teledyne Technologies, Inc.*	(3,533)	(372,767)
Terex Corp.	(131,690)	(3,061,792)
Textainer Group Holdings Ltd. (Bermuda)	(40,770)	(1,060,428)
Toro Co. (The)	(28,919)	(1,960,130)
TransDigm Group, Inc.*	(16,127)	(3,623,253)
Trex Co., Inc.*	(31,940)	(1,578,794)
Tutor Perini Corp.*	(35,061)	(756,616)
Universal Forest Products, Inc.	(22,838)	(1,188,261)
USG Corp.*	(6,361)	(176,772)
Watsco, Inc.	(30,680)	(3,796,343)
Woodward, Inc.	(74,963)	(4,122,215)

		(113,342,760)

Commercial & Professional Services — (3.1)%
ABM Industries, Inc.	(16,186)	(532,034)
Advisory Board Co. (The)*	(74,454)	(4,070,400)
Clean Harbors, Inc.*	(35,419)	(1,903,417)
Covanta Holding Corp.	(83,775)	(1,775,192)
Exponent, Inc.	(1,214)	(54,363)
Healthcare Services Group, Inc.	(21,040)	(695,372)
HNI Corp.	(44,304)	(2,266,150)
Huron Consulting Group, Inc.*	(40,704)	(2,852,943)
ICF International, Inc.*	(7,639)	(266,296)

	Number
	of Shares	Value
COMMON STOCKS — (Continued)
Commercial & Professional Services — (Continued)
KAR Auction Services, Inc.	(14,205)	$(531,267)
Kelly Services, Inc., Class A	(10,813)	(165,980)
Knoll, Inc.	(82,996)	(2,077,390)
Manpower, Inc.	(5,411)	(483,635)
Mobile Mini, Inc.	(3,665)	(154,077)
On Assignment, Inc.*	(942)	(37,002)
Rollins, Inc.	(27,783)	(792,649)
Stantec, Inc. (Canada)	(4,215)	(123,204)
Steelcase, Inc., Class A	(9,807)	(185,450)
Team, Inc.*	(302)	(12,156)
Tetra Tech, Inc.	(22,543)	(578,003)
TrueBlue, Inc.*	(59,586)	(1,781,621)
US Ecology, Inc.	(31,684)	(1,543,644)
WageWorks, Inc.*	(44,016)	(1,780,447)

		(24,662,692)

Consumer Durables & Apparel — (8.2)%
Brunswick Corp.	(20,708)	(1,053,209)
Crocs, Inc.*	(284,468)	(4,184,524)
DR Horton, Inc.	(826)	(22,599)
Essendant, Inc.	(17,107)	(671,450)
Gildan Activewear, Inc. (Canada)	(102,251)	(3,398,823)
Hanesbrands, Inc.	(106,813)	(3,559,009)
Installed Building Products, Inc.*	(97)	(2,375)
KB Home	(184,680)	(3,065,688)
La-Z-Boy, Inc.	(62,249)	(1,639,639)
Libbey, Inc.	(24,278)	(1,003,410)
Lululemon Athletica, Inc.*	(12,546)	(819,254)
Meritage Homes Corp.*	(101,870)	(4,797,058)
Newell Rubbermaid, Inc.	(56,376)	(2,317,617)
Polaris Industries, Inc.	(8,961)	(1,327,214)
PulteGroup, Inc.	(191,229)	(3,853,264)
Ryland Group, Inc. (The)	(100,938)	(4,680,495)
Skechers U.S.A., Inc., Class A*	(39,245)	(4,308,709)
Smith & Wesson Holding Corp.*	(122,747)	(2,036,373)
Standard Pacific Corp.*	(542,701)	(4,835,466)
Taylor Morrison Home Corp., Class A*	(19,298)	(392,907)
Toll Brothers, Inc.*	(29,889)	(1,141,461)
TRI Pointe Group, Inc.*	(188,784)	(2,888,395)
Under Armour, Inc., Class A*	(63,972)	(5,337,824)
Universal Electronics, Inc.*	(961)	(47,896)
Whirlpool Corp.	(28,007)	(4,846,611)
William Lyon Homes, Class A*	(62,615)	(1,607,327)

		(63,838,597)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM NEUTRAL FUND

Portfolio of Investments (Continued)

June 30, 2015

(Unaudited)

	Number
	of Shares	Value
COMMON STOCKS — (Continued)
Consumer Services — (5.4)%
2U, Inc.*	(61,760)	$(1,988,054)
Bright Horizons Family Solutions, Inc.*	(1,163)	(67,221)
Churchill Downs, Inc.	(1,678)	(209,834)
ClubCorp Holdings, Inc.	(93,397)	(2,230,320)
Domino’s Pizza, Inc.	(14)	(1,588)
Fiesta Restaurant Group, Inc.*	(65,101)	(3,255,050)
Graham Holdings Co., Class B	(955)	(1,026,673)
International Speedway Corp., Class A	(31,876)	(1,168,893)
LifeLock, Inc.*	(41,039)	(673,040)
Matthews International Corp., Class A	(8,880)	(471,883)
MGM Resorts International*	(271,328)	(4,951,736)
Norwegian Cruise Line Holdings Ltd. (Bermuda)*	(61,822)	(3,464,505)
Penn National Gaming, Inc.*	(194,023)	(3,560,322)
Royal Caribbean Cruises, Ltd. (Liberia)	(69,766)	(5,489,887)
Six Flags Entertainment Corp.	(42,360)	(1,899,846)
Starbucks Corp.	(13,239)	(709,809)
Texas Roadhouse, Inc.	(8,507)	(318,417)
Wendy’s Co. (The)	(240,204)	(2,709,501)
Wynn Resorts Ltd.	(56,753)	(5,599,819)
Yum! Brands, Inc.	(24,589)	(2,214,977)

		(42,011,375)

Food & Staples Retailing — (1.1)%
PriceSmart, Inc.	(41,789)	(3,812,828)
Smart & Final Stores, Inc.*	(62,754)	(1,121,414)
United Natural Foods, Inc.*	(53,504)	(3,407,135)

		(8,341,377)

Food, Beverage & Tobacco — (2.9)%
Calavo Growers, Inc.	(5,742)	(298,182)
Coca-Cola Bottling Co. Consolidated	(5,131)	(775,140)
Constellation Brands, Inc., Class A	(7,369)	(854,951)
Cott Corp. (Canada)	(137,516)	(1,344,907)
Darling Ingredients, Inc.*	(102,662)	(1,505,025)
Fresh Del Monte Produce, Inc. (Cayman Islands)	(10,004)	(386,755)
Ingredion, Inc.	(27,548)	(2,198,606)
J&J Snack Foods Corp.	(7,461)	(825,709)
JM Smucker Co. (The)	(50,042)	(5,425,053)
Kraft Foods Group, Inc.	(2,092)	(178,113)
Pinnacle Foods, Inc.	(8,651)	(393,967)

	Number
	of Shares	Value
COMMON STOCKS — (Continued)
Food, Beverage & Tobacco — (Continued)
Snyders-Lance, Inc.	(33,187)	$(1,070,945)
TreeHouse Foods, Inc.*	(30,501)	(2,471,496)
WhiteWave Foods Co., (The)*	(107,562)	(5,257,631)

		(22,986,480)

Health Care Equipment & Services — (11.7)%
AAC Holdings, Inc.*	(438)	(19,079)
Acadia Healthcare Co., Inc.*	(74,710)	(5,852,034)
Accuray, Inc.*	(32,368)	(218,160)
Adeptus Health, Inc., Class A*	(36,303)	(3,448,422)
Allscripts Healthcare Solutions, Inc.*	(16,433)	(224,803)
AMN Healthcare Services, Inc.*	(98,295)	(3,105,139)
Analogic Corp.	(22,426)	(1,769,411)
athenahealth, Inc.*	(47,536)	(5,446,675)
Bio-Reference Laboratories, Inc.*	(40,587)	(1,674,214)
Bio-Techne Corp.	(22,628)	(2,228,179)
Brookdale Senior Living, Inc.*	(94,593)	(3,282,377)
Cantel Medical Corp.	(10,721)	(575,396)
Capital Senior Living Corp.*	(14,736)	(361,032)
Cardiovascular Systems, Inc.*	(57,208)	(1,513,152)
Cerner Corp.*	(83,099)	(5,738,817)
Chemed Corp.	(1,296)	(169,906)
Civitas Solutions, Inc.*	(900)	(19,197)
Cooper Co., Inc. (The)	(4,716)	(839,307)
DaVita HealthCare Partners, Inc.*	(2,369)	(188,264)
DexCom, Inc.*	(28,632)	(2,289,987)
Edwards Lifesciences Corp.*	(1,797)	(255,947)
Endologix, Inc.*	(136,146)	(2,088,480)
Ensign Group, Inc. (The)	(37,424)	(1,910,869)
Envision Healthcare Holdings, Inc.*	(97,209)	(3,837,811)
HealthSouth Corp.	(13,779)	(634,661)
HealthStream, Inc.*	(3,353)	(101,998)
HeartWare International, Inc.*	(10,776)	(783,307)
Henry Schein, Inc.*	(9,610)	(1,365,773)
Hill-Rom Holdings, Inc.	(52,026)	(2,826,573)
HMS Holdings Corp.*	(13,331)	(228,893)
IDEXX Laboratories, Inc.*	(9,402)	(603,044)
Insulet Corp.*	(159,112)	(4,930,085)
IPC The Hospitalist Co., Inc.*	(3,690)	(204,389)
K2M Group Holdings, Inc.*	(27,268)	(654,977)
Laboratory Corp. of America Holdings*	(49,557)	(6,007,300)
LDR Holding Corp.*	(28,481)	(1,231,803)
MedAssets, Inc.*	(11,190)	(246,851)
Medidata Solutions, Inc.*	(30,986)	(1,683,160)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM NEUTRAL FUND

Portfolio of Investments (Continued)

June 30, 2015

(Unaudited)

	Number
	of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
MEDNAX, Inc.*	(3,484)	$(258,199)
Medtronic PLC (Ireland)	(54,609)	(4,046,527)
Novadaq Technologies, Inc. (Canada)*	(78,555)	(951,301)
NuVasive, Inc.*	(11,396)	(539,942)
NxStage Medical, Inc.*	(98,441)	(1,406,230)
Select Medical Holdings Corp.	(79,970)	(1,295,514)
Spectranetics Corp. (The)*	(111,557)	(2,566,927)
Surgical Care Affiliates, Inc.*	(27,865)	(1,069,459)
Team Health Holdings, Inc.*	(46,234)	(3,020,467)
Tenet Healthcare Corp.*	(980)	(56,722)
Thoratec Corp.*	(59,459)	(2,650,088)
Tornier NV (Netherlands)*	(29,269)	(731,432)
VCA, Inc.*	(3,668)	(199,558)
Wright Medical Group, Inc.*	(123,869)	(3,252,800)
Zeltiq Aesthetics, Inc.*	(28,543)	(841,162)

		(91,445,800)

Household & Personal Products — (0.8)%
Coty, Inc., Class A	(95,916)	(3,066,435)
Spectrum Brands Holdings, Inc.	(22,374)	(2,281,924)
WD-40 Co.	(10,134)	(883,279)

		(6,231,638)

Materials — (0.2)%
Pentair PLC (United Kingdom)	(19,598)	(1,347,362)

		(1,347,362)

Media — (2.0)%
AMC Entertainment Holdings, Inc., Class A	(5,642)	(173,097)
AMC Networks, Inc., Class A*	(526)	(43,053)
Clear Channel Outdoor Holdings, Inc., Class A	(270)	(2,735)
EW Scripps Co. (The), Class A	(19,723)	(450,671)
Live Nation Entertainment, Inc.*	(165,715)	(4,555,505)
Media General, Inc.*	(244,836)	(4,044,691)
New Media Investment Group, Inc.	(61,319)	(1,099,450)
Rentrak Corp.*	(45,190)	(3,154,262)
Time Warner Cable, Inc.	(4,411)	(785,908)
Walt Disney Co. (The)	(10,156)	(1,159,206)

		(15,468,578)

Pharmaceuticals, Biotechnology & Life Sciences — (3.6)%
ACADIA Pharmaceuticals, Inc.*	(682)	(28,562)
Acorda Therapeutics, Inc.*	(1,322)	(44,062)
Affymetrix, Inc.*	(17,981)	(196,353)

	Number
	of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
Akorn, Inc.*	(10,179)	$(444,415)
Albany Molecular Research, Inc.*	(55,759)	(1,127,447)
Allergan PLC (Ireland)*	(3,698)	(1,122,195)
ARIAD Pharmaceuticals, Inc.*	(29,298)	(242,294)
Celldex Therapeutics, Inc.*	(62,859)	(1,585,304)
Cempra, Inc.*	(58,018)	(1,993,499)
Clovis Oncology, Inc.*	(1,140)	(100,183)
Coherus Biosciences, Inc.*	(22,927)	(662,590)
Diplomat Pharmacy, Inc.*	(100,411)	(4,493,392)
Epizyme, Inc.*	(6,280)	(150,720)
Fluidigm Corp.*	(67,702)	(1,638,388)
Genomic Health, Inc.*	(7,349)	(204,229)
Horizon Pharma PLC (Ireland)*	(53,647)	(1,863,697)
Illumina, Inc.*	(20,605)	(4,499,308)
Impax Laboratories, Inc.*	(22,031)	(1,011,664)
Medicines Co. (The)*	(19,361)	(553,918)
Mylan NV (Netherlands)*	(1,948)	(132,191)
Neurocrine Biosciences, Inc.*	(584)	(27,892)
Nevro Corp.*	(164)	(8,815)
Prothena Corp. PLC (Ireland)*	(37,256)	(1,962,274)
PTC Therapeutics, Inc.*	(27,680)	(1,332,238)
Receptos, Inc.*	(1,578)	(299,899)
Relypsa, Inc.*	(2,479)	(82,030)
Repligen Corp.*	(5,389)	(222,404)
TESARO, Inc.*	(6,166)	(362,499)
Tetraphase Pharmaceuticals, Inc.*	(10,741)	(509,553)
TG Therapeutics, Inc.*	(14,429)	(239,377)
Thermo Fisher Scientific, Inc.	(7,673)	(995,648)
Zafgen, Inc.*	(7,215)	(249,855)

		(28,386,895)

Retailing — (8.1)%
1-800-flowers.com, Inc.*	(20,518)	(214,618)
Amazon.com, Inc.*	(922)	(400,231)
Boot Barn Holdings, Inc.*	(3,628)	(116,096)
Burlington Stores, Inc.*	(47,069)	(2,409,933)
Etsy, Inc.*	(157,440)	(2,212,032)
Expedia, Inc.	(49,590)	(5,422,666)
Family Dollar Stores, Inc.	(4,766)	(375,608)
Finish Line, Inc. (The), Class A	(31,596)	(879,001)
FTD Cos, Inc.*	(45,041)	(1,269,706)
Group 1 Automotive, Inc.	(48,609)	(4,415,155)
Groupon, Inc.*	(741,148)	(3,727,974)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM NEUTRAL FUND

Portfolio of Investments (Continued)

June 30, 2015

(Unaudited)

	Number
	of Shares	Value
COMMON STOCKS — (Continued)
Retailing — (Continued)
Habit Restaurants, Inc. (The), Class A*	(370)	$(11,577)
HomeAway, Inc.*	(10,037)	(312,351)
Lithia Motors, Inc., Class A	(50,012)	(5,659,358)
Mattress Firm Holding Corp.*	(31,165)	(1,899,507)
Men’s Wearhouse, Inc. (The)	(18,167)	(1,163,960)
Netflix, Inc.*	(4,799)	(3,152,655)
Orbitz Worldwide, Inc.*	(194,759)	(2,224,148)
Pier 1 Imports, Inc.	(2,739)	(34,594)
Pool Corp.	(20,363)	(1,429,075)
Rent-A-Center, Inc.	(7,945)	(225,241)
Restoration Hardware Holdings, Inc.*	(35,848)	(3,499,840)
Sears Holdings Corp.*	(5,679)	(151,629)
Shutterfly, Inc.*	(78,162)	(3,736,925)
TripAdvisor, Inc.*	(62,881)	(5,479,450)
Tuesday Morning Corp.*	(90,592)	(1,020,519)
Walgreens Boots Alliance, Inc.	(65,231)	(5,508,106)
Wayfair, Inc., Class A*	(89,926)	(3,384,815)
Williams-Sonoma, Inc.	(3,550)	(292,058)
zulily, Inc., Class A*	(212,651)	(2,772,969)

		(63,401,797)

Semiconductors & Semiconductor Equipment — (4.5)%
Advanced Micro Devices, Inc.*	(1,689,223)	(4,054,135)
Altera Corp.	(38,957)	(1,994,598)
Atmel Corp.	(189,859)	(1,871,060)
Broadcom Corp., Class A	(53,277)	(2,743,233)
Brooks Automation, Inc.	(9,470)	(108,432)
Cree, Inc.*	(134,158)	(3,492,133)
Cypress Semiconductor Corp.	(340,143)	(4,000,082)
Entegris, Inc.*	(150,810)	(2,197,302)
Freescale Semiconductor Ltd. (Bermuda)*	(8,029)	(320,919)
Inphi Corp.*	(71,966)	(1,645,143)
Intersil Corp., Class A	(76,734)	(959,942)
Lattice Semiconductor Corp.*	(96,131)	(566,212)
M/A-COM Technology Solutions Holdings, Inc.*	(98,323)	(3,760,855)
Marvell Technology Group Ltd. (Bermuda)	(147,842)	(1,949,297)
Power Integrations, Inc.	(4,002)	(180,810)
Silicon Laboratories, Inc.*	(43,936)	(2,372,983)
Synaptics, Inc.*	(11,079)	(960,937)
Ultratech, Inc.*	(19,048)	(353,531)

	Number
	of Shares	Value
COMMON STOCKS — (Continued)
Semiconductors & Semiconductor Equipment — (Continued)
Veeco Instruments, Inc.*	(74,849)	$(2,151,160)

		(35,682,764)

Software & Services — (8.1)%
Acxiom Corp.*	(101,707)	(1,788,009)
Autodesk, Inc.*	(23,820)	(1,192,786)
Barracuda Networks, Inc.*	(54,165)	(2,146,017)
Blackbaud, Inc.	(14,655)	(834,602)
Bottomline Technologies de, Inc.*	(33,572)	(933,637)
Callidus Software, Inc.*	(81,808)	(1,274,569)
Cardtronics, Inc.*	(8,848)	(327,818)
Castlight Health, Inc., Class B*	(61,365)	(499,511)
CommVault Systems, Inc.*	(102,914)	(4,364,583)
CoStar Group, Inc.*	(4,637)	(933,243)
Cvent, Inc.*	(31,048)	(800,417)
Demandware, Inc.*	(3,465)	(246,292)
Ellie Mae, Inc.*	(63,312)	(4,418,544)
Engility Holdings, Inc.	(34,304)	(863,089)
Evolent Health, Inc., Class A*	(22,493)	(438,614)
Fair Isaac Corp.	(20,421)	(1,853,818)
FireEye, Inc.*	(56,423)	(2,759,649)
Fortinet, Inc.*	(54,000)	(2,231,820)
Gartner, Inc.*	(11,849)	(1,016,407)
Global Eagle Entertainment, Inc.*	(73,713)	(959,743)
Global Payments, Inc.	(15,609)	(1,614,751)
Globant SA (Luxembourg)*	(9,033)	(274,874)
Gogo, Inc.*	(58,910)	(1,262,441)
GTT Communications, Inc.*	(3,590)	(85,693)
Heartland Payment Systems, Inc.	(46,574)	(2,517,325)
Hortonworks, Inc.*	(972)	(24,611)
Inovalon Holdings, Inc., Class A*	(43,953)	(1,226,289)
LivePerson, Inc.*	(3,634)	(35,650)
Manhattan Associates, Inc.*	(17,527)	(1,045,486)
ManTech International Corp., Class A	(18,320)	(531,280)
Marketo, Inc.*	(35,335)	(991,500)
Mentor Graphics Corp.	(1)	(26)
NetSuite, Inc.*	(9,784)	(897,682)
New Relic, Inc.*	(16,728)	(588,658)
Pegasystems, Inc.	(12,202)	(279,304)
Press Ganey Holdings, Inc.*	(9,304)	(266,746)
Proofpoint, Inc.*	(16,146)	(1,028,016)
PROS Holdings, Inc.*	(40,729)	(859,789)
Qualys, Inc.*	(62,928)	(2,539,145)
RealPage, Inc.*	(16,094)	(306,913)
salesforce.com inc*	(2,670)	(185,912)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM NEUTRAL FUND

Portfolio of Investments (Continued)

June 30, 2015

(Unaudited)

	Number
	of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
ServiceNow, Inc.*	(2,826)	$(210,000)
Splunk, Inc.*	(23,325)	(1,623,886)
SS&C Technologies Holdings, Inc.	(193)	(12,062)
Synchronoss Technologies, Inc.*	(83,555)	(3,820,970)
Take-Two Interactive Software, Inc.*	(74,111)	(2,043,240)
TeleTech Holdings, Inc.	(20,967)	(567,786)
Travelport Worldwide Ltd. (Bermuda)	(89,140)	(1,228,349)
TrueCar, Inc.*	(3,850)	(46,162)
Ultimate Software Group, Inc. (The)*	(4,247)	(697,952)
VeriFone Systems, Inc.*	(108,892)	(3,697,972)
Virtusa Corp.*	(14,754)	(758,356)
Yelp, Inc.*	(52,930)	(2,277,578)

		(63,429,572)

Technology Hardware & Equipment — (10.4)%
Amkor Technology, Inc.*	(332,126)	(1,986,114)
Amphenol Corp., Class A	(32,061)	(1,858,576)
ARRIS Group, Inc.*	(177,566)	(5,433,520)
Badger Meter, Inc.	(8,184)	(519,602)
Belden, Inc.	(55,908)	(4,541,407)
Belmond Ltd., Class A (Bermuda)*	(20,058)	(250,524)
Benchmark Electronics, Inc.*	(41,360)	(900,821)
CalAmp Corp.*	(41,153)	(751,454)
Cognex Corp.	(52,785)	(2,538,958)
Cray, Inc.*	(59,117)	(1,744,543)
Diebold, Inc.	(13,371)	(467,985)
Dolby Laboratories, Inc., Class A	(46,916)	(1,861,627)
Echostar Corp., Class A*	(756)	(36,802)
Electronics For Imaging, Inc.*	(55,287)	(2,405,537)
FARO Technologies, Inc.*	(40,296)	(1,881,823)
FEI Co.	(16,789)	(1,392,312)
Finisar Corp.*	(226,793)	(4,052,791)
FLIR Systems, Inc.	(2,593)	(79,916)
Infinera Corp.*	(49,105)	(1,030,223)
Itron, Inc.*	(11,619)	(400,158)
Ixia*	(24,535)	(305,215)
Jabil Circuit, Inc.	(142,314)	(3,029,865)
JDS Uniphase Corp.*	(448,787)	(5,196,953)
Knowles Corp.*	(134,482)	(2,434,124)
National Instruments Corp.	(19,017)	(560,241)
Nimble Storage, Inc.*	(174,281)	(4,890,325)
Plexus Corp.*	(10,144)	(445,119)
QLogic Corp.*	(133,317)	(1,891,768)
Rofin-Sinar Technologies, Inc.*	(14,927)	(411,985)
Ruckus Wireless, Inc.*	(331,077)	(3,423,336)

	Number
	of Shares	Value
COMMON STOCKS — (Continued)
Technology Hardware & Equipment — (Continued)
ScanSource, Inc.*	(23,999)	$(913,402)
Sierra Wireless, Inc. (Canada)*	(42,059)	(1,045,587)
Stratasys Ltd. (Israel)*	(158,344)	(5,530,956)
Super Micro Computer, Inc.*	(138,113)	(4,085,383)
SYNNEX Corp.	(34,239)	(2,505,952)
Universal Display Corp.*	(24,510)	(1,267,902)
ViaSat, Inc.*	(6,429)	(387,412)
Zayo Group Holdings, Inc.*	(112,319)	(2,888,845)
Zebra Technologies Corp., Class A*	(54,158)	(6,014,246)

		(81,363,309)

Telecommunication Services — (3.8)%
8x8, Inc.*	(153,241)	(1,373,039)
Arista Networks, Inc.*	(16,076)	(1,314,052)
AT&T, Inc.	(831)	(29,517)
Atlantic Tele-Network, Inc.	(10,376)	(716,774)
Cogent Communications Holdings, Inc.	(23,265)	(787,288)
Consolidated Communications Holdings, Inc.	(64,786)	(1,361,154)
Frontier Communications Corp.	(1,122,765)	(5,557,687)
Iridium Communications, Inc.*	(213,139)	(1,937,434)
Level 3 Communications, Inc.*	(39,965)	(2,104,957)
RingCentral, Inc., Class A*	(112,199)	(2,074,560)
SBA Communications Corp., Class A*	(10,508)	(1,208,105)
Sprint Corp.*	(1,209,458)	(5,515,128)
T-Mobile US, Inc.*	(119,640)	(4,638,443)
United States Cellular Corp.*	(25,091)	(945,178)

		(29,563,316)

Transportation — (6.0)%
Alaska Air Group, Inc.	(6,412)	(413,125)
Allegiant Travel Co.	(20,231)	(3,598,690)
CSX Corp.	(71,916)	(2,348,057)
Echo Global Logistics, Inc.*	(8,035)	(262,423)
FedEx Corp.	(7,264)	(1,237,786)
Forward Air Corp.	(43,073)	(2,250,995)
Genesee & Wyoming, Inc., Class A*	(70,504)	(5,370,995)
JB Hunt Transport Services, Inc.	(45,433)	(3,729,595)
Kansas City Southern	(5,048)	(460,378)
Kirby Corp.*	(70,920)	(5,436,727)
Knight Transportation, Inc.	(203,224)	(5,434,210)
Marten Transport Ltd.	(15,605)	(338,628)
Republic Airways Holdings, Inc.*	(47,279)	(434,021)
Roadrunner Transportation Systems, Inc.*	(34,808)	(898,046)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM NEUTRAL FUND

Portfolio of Investments (Concluded)

June 30, 2015

(Unaudited)

	Number
	of Shares	Value
COMMON STOCKS — (Continued)
Transportation — (Continued)
Ryder System, Inc.	(14,691)	$(1,283,553)
Saia, Inc.*	(8,392)	(329,722)
Skywest, Inc.	(133,074)	(2,001,433)
Spirit Airlines, Inc.*	(89,535)	(5,560,124)
UTi Worldwide, Inc. (British Virgin Islands)*	(197,340)	(1,971,427)
Virgin America, Inc.*	(5,189)	(142,594)
Werner Enterprises, Inc.	(113,576)	(2,981,370)
Wesco Aircraft Holdings, Inc.*	(66)	(1,000)
XPO Logistics, Inc.*	(7,486)	(338,217)

		(46,823,116)

TOTAL COMMON STOCK (Proceeds $763,398,061)		(756,114,394)

TOTAL SECURITIES SOLD SHORT - (96.7)%		(756,114,394)

(Proceeds $763,398,061)

OTHER ASSETS IN EXCESS OF LIABILITIES - 74.9%		585,667,330

NET ASSETS - 100.0%		$782,073,716

†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
(a)	All or a portion of the security is on loan. At June 30, 2015, the market value of securities on loan was $71,342,642.
*	Non-income producing.
**	The cost and unrealized appreciation and unrealized depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis are as follows:

Aggregate cost	$914,907,134

Gross unrealized appreciation	$68,842,724
Gross unrealized depreciation	(31,229,078)

Net unrealized appreciation	$37,613,646

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM TOTAL RETURN FUND

Portfolio of Investments

June 30, 2015

(Unaudited)

	Number
	of Shares	Value
AFFILIATED EQUITY REGISTERED INVESTMENT COMPANIES(a) — 99.7%
Gotham Absolute 500 Fund	287,183	$2,983,831
Gotham Enhanced 500 Fund*	167,456	1,662,838
Gotham Index Plus 500 Fund*	166,597	1,674,300
Gotham Neutral Fund	112,576	1,112,251

TOTAL AFFILIATED EQUITY REGISTERED INVESTMENT COMPANIES (Cost $7,587,303)**		7,433,220

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.3%		23,775

NET ASSETS - 100.0%		$7,456,995

(a)	All affiliated fund investments are in Institutional Class shares. The financial statements of the underlying funds can be found on the SEC website.
*	Non-income producing.
**	The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis are as follows:

Aggregate cost	$7,587,303

Gross unrealized appreciation	$—
Gross unrealized depreciation	(154,083)

Net unrealized depreciation	$(154,083)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM FUNDS

Notes to the Quarterly Portfolio of Investments

June 30, 2015

(Unaudited)

A. Portfolio Valuation

Portfolio Valuation — The Gotham Absolute Return Fund, Gotham Absolute 500 Fund, Gotham Enhanced Return Fund, Gotham Enhanced 500 Fund, Gotham Index Plus Fund, Gotham Neutral Fund and Gotham Total Return Fund (each a “Fund” and collectively the “Funds”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each business day the NYSE is open. Each Fund’s equity securities listed on any national or foreign exchange market system will be valued at the last sale price. Equity securities traded in the over-the-counter market are valued at their closing sale or official closing price. If there were no transactions on that day, securities traded principally on an exchange will be valued at the mean of the last bid and ask prices prior to the market close. Prices for equity securities normally are supplied by an independent pricing service approved by the Board of Trustees (the “Board”). Any assets held by a Fund that are denominated in foreign currencies are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time that a Fund determines the daily NAV per share. Foreign securities may trade on weekends or other days when a Fund does not calculate NAV. As a result, the market value of these investments may change on days when you cannot buy or sell shares of a Fund. Securities that do not have a readily available current market value are valued in good faith under the direction of the Board. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available and has delegated to the Adviser the responsibility for applying the valuation methods. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser.

Fair Value Measurements — The inputs and valuations techniques used to measure fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;

●	Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 —	significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

All financial instruments listed in the Portfolio of Investments are considered Level 1, measured at fair value on a recurring basis based on quoted prices for identical assets in active markets.

At the end of each fiscal quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

GOTHAM FUNDS

Notes to the Quarterly Portfolio of Investments (Continued)

June 30, 2015

(Unaudited)

For fair valuations using significant unobservable inputs, the U.S. generally accepted accounting principles (“U.S. GAAP”) require the Funds to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between Levels are based on values at the end of the period. U.S. GAAP also requires the Funds to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when the Funds have an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when the Funds have an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended June 30, 2015, there were no transfers between Levels 1, 2 and 3 for the Funds.

Short Sales — The Funds may sell securities short. A short sale involves the sale by the Funds of a security that it does not own with the hope of purchasing the same security at a later date at a lower price. If the price of the security has increased during this time, then the Funds will incur a loss equal to the increase in price from the time that the short sale was entered into plus any premiums and interest paid to the third party. Therefore, short sales involve the risk that losses may be exaggerated, potentially losing more money than the actual cost of the investment. Also, there is the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Funds. There can be no assurance that the Funds will be able to close out a short position at any particular time or at an acceptable price. Although the Funds’ gain is limited to the amount at which it sold a security short, its potential loss is unlimited. The Funds will comply with guidelines established by the Security and Exchange Commission and other applicable regulatory bodies with respect to coverage of short sales.

Securities Lending — Securities may be loaned to financial institutions, such as broker-dealers, and are required to be secured continuously by collateral in cash, cash equivalents, letter of credit or U.S. Government securities maintained on a current basis at an amount at least equal to the market value of the securities loaned. Cash collateral received, pursuant to investment guidelines established by the Funds and approved by the Board of Trustees, is invested in short-term investments and securities consistent with the Fund’s investment objective. All such investments are made at the risk of the Funds and, as such, the Funds are liable for investment losses. The Funds pay a fee on the cash collateral received by the Funds at a rate equal to the Federal Funds (Open) rate plus 40 basis points with respect to the cash collateral received on those securities on loan that have a rebate that equals or exceeds the greater of either the Federal Funds (Open) rate minus 10 basis points or zero. Such loans would involve risks of delay in receiving additional collateral in the event the value of the collateral decreased below the value of the securities loaned or of delay in recovering the securities loaned or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by the Adviser to be of good standing and only when, in the Adviser’s judgment, the income to be earned from the loans justifies the attendant risks. Any loans of a Fund’s securities will be fully collateralized and marked to market daily. During the period ended June 30, 2015, the following Funds had securities lending programs and at June 30, 2015, the market value of securities on loan and collateral are as follows:

GOTHAM FUNDS

Notes to the Quarterly Portfolio of Investments (Concluded)

June 30, 2015

(Unaudited)

	Market Value of Securities Loaned	Market Value of Cash Collateral	Market Value of Non-Cash Collateral
Gotham Absolute Return Fund	$680,723,721	$694,068,382	$—
Gotham Absolute 500 Fund	2,648,516	2,747,278	—
Gotham Enhanced Return Fund	542,425,973	553,385,713	—
Gotham Enhanced 500 Fund	2,149,413	2,244,747	—
Gotham Index Plus Fund	2,725,215	2,777,297	—
Gotham Neutral Fund	71,342,642	72,896,041	—

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	FundVantage Trust

By (Signature and Title)*	/s/ Joel L. Weiss
Joel L. Weiss, President and
Chief Executive Officer
(principal executive officer)

Date	8-26-2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Joel L. Weiss
Joel L. Weiss, President and
Chief Executive Officer
(principal executive officer)

Date	8-26-2015

By (Signature and Title)*	/s/ James G. Shaw
James G. Shaw, Treasurer and
Chief Financial Officer
(principal financial officer)

Date	8-26-2015

*  Print the name and title of each signing officer under his or her signature.